UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.96%
Aerospace & Defense - 2.18%
Textron, Inc.	32,900	$915,607
Triumph Group, Inc.	16,073	1,007,134

		1,922,741

Beverages - 4.11%
Coca-Cola Enterprises, Inc.#	31,000	886,600
Constellation Brands, Inc., Class A*	43,300	1,021,447
Monster Beverage Corp.*	27,600	1,713,684

		3,621,731

Biotechnology - 1.13%
Regeneron Pharmaceuticals, Inc.*	8,500	991,270

Capital Markets - 2.41%
Bank of New York Mellon Corp. (The)	42,200	1,018,286
Northern Trust Corp.	23,300	1,105,585

		2,123,871

Chemicals - 2.62%
CF Industries Holdings, Inc.	7,400	1,351,610
H.B. Fuller Co.	29,200	958,636

		2,310,246

Commercial Services & Supplies - 0.89%
Consolidated Graphics, Inc.*	17,400	787,350

Computers & Peripherals - 7.46%
Apple, Inc.*	4,100	2,457,827
Dell, Inc.*	56,700	941,220
Seagate Technology PLC	86,600	2,333,870
Xyratex, Ltd.	52,500	835,275

		6,568,192

Construction & Engineering - 0.89%
Primoris Services Corp.	48,600	780,516

Consumer Finance - 4.98%
Capital One Financial Corp.	18,000	1,003,320
Cash America International, Inc.	15,900	762,087
Credit Acceptance Corp.*	10,400	1,050,504
Discover Financial Services	47,100	1,570,314

		4,386,225

Containers & Packaging - 0.99%
Crown Holdings, Inc.*	23,700	872,871

Industry Company	Shares	Value

Diversified Financial Services - 1.17%
Interactive Brokers Group, Inc., Class A	60,500	$1,028,500

Diversified Telecommunication Services - 0.79%
Vonage Holdings Corp.*	315,000	696,150

Electronic Equipment, Instruments & Components - 1.59%
Brightpoint, Inc.*	72,600	584,430
SYNNEX Corp.*	21,500	820,010

		1,404,440

Energy Equipment & Services - 2.14%
Halliburton Co.	30,000	995,700
Helix Energy Solutions Group, Inc.*	49,700	884,660

		1,880,360

Food & Staples Retailing - 1.20%
Casey’s General Stores, Inc.	19,000	1,053,740

Gas Utilities - 0.98%
ONEOK, Inc.	10,600	865,596

Health Care Providers & Services - 5.13%
Aetna, Inc.	22,200	1,113,552
HCA Holdings, Inc.	33,300	823,842
Health Management Associates, Inc., Class A*	125,000	840,000
Humana, Inc.	11,300	1,045,024
Kindred Healthcare, Inc.*	80,000	691,200

		4,513,618

Hotels, Restaurants & Leisure - 2.85%
Domino’s Pizza, Inc.	44,700	1,622,610
McDonald’s Corp.	9,000	882,900

		2,505,510

Insurance - 2.08%
MetLife, Inc.	23,400	873,990
Torchmark Corp.	19,200	957,120

		1,831,110

Internet Software & Services - 2.14%
eBay, Inc.*	27,000	996,030
j2 Global, Inc.	31,000	889,080

		1,885,110

IT Services - 7.26%
Heartland Payment Systems, Inc.	41,400	1,193,976

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Mastercard, Inc., Class A	3,560	$1,497,122
NeuStar, Inc., Class A*	52,000	1,937,000
Visa, Inc., Class A	7,500	885,000
Western Union Co. (The)	50,200	883,520

		6,396,618

Machinery - 3.69%
Actuant Corp., Class A	39,000	1,130,610
Caterpillar, Inc.	8,300	884,116
CNH Global N.V.*	31,100	1,234,670

		3,249,396

Marine - 0.92%
Kirby Corp.*	12,320	810,533

Media - 6.80%
CBS Corp., Class B Non-Voting	29,600	1,003,736
DIRECTV, Class A*	20,900	1,031,206
DISH Network Corp., Class A	21,600	711,288
Lions Gate Entertainment Corp.*	64,500	897,840
Sinclair Broadcast Group, Inc., Class A	135,500	1,498,630
Viacom, Inc., Class B	17,900	849,534

		5,992,234

Multiline Retail - 3.21%
Dillard’s, Inc., Class A	14,100	888,582
Kohl’s Corp.	19,600	980,588
Macy’s, Inc.	24,200	961,466

		2,830,636

Oil, Gas & Consumable Fuels - 7.54%
Cabot Oil & Gas Corp.	24,000	748,080
Chevron Corp.	8,200	879,368
HollyFrontier Corp.	29,400	945,210
Murphy Oil Corp.	15,700	883,439
Stone Energy Corp.*	29,100	831,969
Ultra Petroleum Corp.*	30,800	697,004
Valero Energy Corp.	32,500	837,525
W&T Offshore, Inc.	38,800	817,904

		6,640,499

Paper & Forest Products - 1.03%
PH Glatfelter Co.	57,400	905,772

Pharmaceuticals - 2.19%
Abbott Laboratories	15,800	968,382

Industry Company	Shares	Value

Pharmaceuticals (continued)
Elan Corp. PLC - Sponsored ADR*	63,900	$959,139

		1,927,521

Real Estate Investment Trusts (REITs) - 3.11%
BioMed Realty Trust, Inc.	46,000	873,080
Newcastle Investment Corp.	147,500	926,300
Weingarten Realty Investors	35,500	938,265

		2,737,645

Road & Rail - 2.19%
Amerco, Inc.	8,800	928,488
RailAmerica, Inc.*	46,500	997,890

		1,926,378

Semiconductors & Semiconductor Equipment - 2.06%
Cirrus Logic, Inc.*	76,200	1,813,560

Specialty Retail - 8.17%
Advance Auto Parts, Inc.	11,700	1,036,269
Best Buy Co., Inc.	29,400	696,192
Genesco, Inc.*	20,000	1,433,000
GNC Holdings, Inc., Class A	31,900	1,112,991
Limited Brands, Inc.	21,500	1,032,000
O’Reilly Automotive, Inc.*	10,200	931,770
Rent-A-Center, Inc.	25,200	951,300

		7,193,522

Textiles, Apparel & Luxury Goods - 1.11%
VF Corp.	6,700	978,066

Trading Companies & Distributors - 2.07%
United Rentals, Inc.*+	42,600	1,827,114

Wireless Telecommunication Services - 0.88%
SK Telecom Co., Ltd. - ADR	55,800	776,178

TOTAL COMMON STOCKS - 99.96%		88,034,819

(Cost $78,816,749)

2	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.08%
BlackRock FedFund	0.01%	71,738	$71,738

TOTAL MONEY MARKET FUND - 0.08%			71,738

(Cost $71,738)

TOTAL INVESTMENTS - 100.04%			$88,106,557
(Cost $78,888,487)
Liabilities in Excess of Other Assets - (0.04%)			(36,524)

NET ASSETS - 100.00%			$88,070,033

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $572,000.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $1,824,132 at March 31, 2012.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

		Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$88,034,819	$—	$—	$88,034,819
Money Market Fund	—	71,738	—	71,738

TOTAL	$88,034,819	$71,738	$—	$88,106,557

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.62%
Aerospace & Defense - 2.99%
Textron, Inc.	59,200	$1,647,536
Triumph Group, Inc.	49,700	3,114,202

		4,761,738

Beverages - 4.28%
Coca-Cola Enterprises, Inc.	58,200	1,664,520
Constellation Brands, Inc., Class A*	82,200	1,939,098
Monster Beverage Corp.*	51,600	3,203,844

		6,807,462

Biotechnology - 1.14%
Regeneron Pharmaceuticals, Inc.*	15,600	1,819,272

Capital Markets - 2.72%
Bank of New York Mellon Corp. (The)	86,400	2,084,832
Northern Trust Corp.	47,300	2,244,385

		4,329,217

Chemicals - 2.59%
CF Industries Holdings, Inc.	13,000	2,374,450
H.B. Fuller Co.	53,000	1,739,990

		4,114,440

Commercial Banks - 1.06%
KeyCorp	198,600	1,688,100

Computers & Peripherals - 7.53%
Apple, Inc.*	7,300	4,376,131
Dell, Inc.*	109,000	1,809,400
Seagate Technology PLC#	158,700	4,276,965
Xyratex, Ltd.	95,300	1,516,223

		11,978,719

Construction & Engineering - 0.96%
Primoris Services Corp.	95,500	1,533,730

Consumer Finance - 4.28%
Capital One Financial Corp.	34,000	1,895,160
Cash America International, Inc.	32,600	1,562,518
Discover Financial Services	100,600	3,354,004

		6,811,682

Containers & Packaging - 0.99%
Crown Holdings, Inc.*	42,700	1,572,641

Diversified Financial Services - 1.22%
Interactive Brokers Group, Inc., Class A	114,200	1,941,400

Industry Company	Shares	Value

Diversified Telecommunication Services - 0.88%
Vonage Holdings Corp.*	633,381	$1,399,772

Electronic Equipment, Instruments & Components - 1.62%
Brightpoint, Inc.*	133,000	1,070,650
SYNNEX Corp.*	39,500	1,506,530

		2,577,180

Energy Equipment & Services - 1.56%
Halliburton Co.	74,700	2,479,293

Food & Staples Retailing - 1.30%
Casey’s General Stores, Inc.	37,200	2,063,112

Gas Utilities - 0.99%
ONEOK, Inc.	19,200	1,567,872

Health Care Providers & Services - 5.39%
Aetna, Inc.	42,200	2,116,752
HCA Holdings, Inc.	62,800	1,553,672
Health Management Associates, Inc., Class A*	213,000	1,431,360
Humana, Inc.	23,200	2,145,536
Kindred Healthcare, Inc.*	154,000	1,330,560

		8,577,880

Hotels, Restaurants & Leisure - 3.18%
Domino’s Pizza, Inc.	95,400	3,463,020
McDonald’s Corp.	16,300	1,599,030

		5,062,050

Insurance - 2.13%
MetLife, Inc.	42,600	1,591,110
Torchmark Corp.	36,100	1,799,585

		3,390,695

Internet Software & Services - 2.33%
eBay, Inc.*	50,000	1,844,500
j2 Global, Inc.	65,000	1,864,200

		3,708,700

IT Services - 6.10%
Mastercard, Inc., Class A	6,510	2,737,716
NeuStar, Inc., Class A*	97,900	3,646,775
Visa, Inc., Class A	13,500	1,593,000
Western Union Co. (The)	98,300	1,730,080

		9,707,571

Machinery - 3.76%
Actuant Corp., Class A	76,800	2,226,432
Caterpillar, Inc.	15,100	1,608,452

4	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
CNH Global N.V.*	54,100	$2,147,770

		5,982,654

Marine - 0.96%
Kirby Corp.*	23,157	1,523,499

Media - 5.90%
CBS Corp., Class B Non-Voting	53,700	1,820,967
DIRECTV, Class A*	34,600	1,707,164
DISH Network Corp., Class A	39,300	1,294,149
Lions Gate Entertainment Corp.*	116,500	1,621,680
Sinclair Broadcast Group, Inc., Class A	124,700	1,379,182
Viacom, Inc., Class B	32,800	1,556,688

		9,379,830

Multiline Retail - 3.38%
Dillard’s, Inc., Class A	25,400	1,600,708
Kohl’s Corp.	40,000	2,001,200
Macy’s, Inc.	44,900	1,783,877

		5,385,785

Oil, Gas & Consumable Fuels - 6.82%
Cabot Oil & Gas Corp.	47,700	1,486,809
Chevron Corp.	15,100	1,619,324
HollyFrontier Corp.	55,200	1,774,680
Murphy Oil Corp.	29,300	1,648,711
Stone Energy Corp.*	52,100	1,489,539
Ultra Petroleum Corp.*	57,900	1,310,277
W&T Offshore, Inc.	72,400	1,526,192

		10,855,532

Paper & Forest Products - 1.05%
PH Glatfelter Co.	106,000	1,672,680

Pharmaceuticals - 2.21%
Abbott Laboratories	28,800	1,765,152
Elan Corp. PLC - Sponsored ADR*	116,500	1,748,665

		3,513,817

Real Estate Investment Trusts (REITs) - 3.20%
BioMed Realty Trust, Inc.	84,600	1,605,708
Newcastle Investment Corp.	276,411	1,735,861
Weingarten Realty Investors	66,200	1,749,666

		5,091,235

Road & Rail - 1.14%
RailAmerica, Inc.*	84,500	1,813,370

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment - 3.26%
ASML Holding N.V.	38,400	$1,925,376
Cirrus Logic, Inc.*	136,800	3,255,840

		5,181,216

Specialty Retail - 8.55%
Advance Auto Parts, Inc.	21,500	1,904,255
Best Buy Co., Inc.	55,800	1,321,344
Genesco, Inc.*	26,700	1,913,055
GNC Holdings, Inc., Class A	58,200	2,030,598
hhgregg, Inc.*+	97,800	1,112,964
Limited Brands, Inc.	39,500	1,896,000
O’Reilly Automotive, Inc.*	18,700	1,708,245
Rent-A-Center, Inc.	45,300	1,710,075

		13,596,536

Textiles, Apparel & Luxury Goods - 1.12%
VF Corp.	12,200	1,780,956

Trading Companies & Distributors - 2.10%
United Rentals, Inc.*+	78,000	3,345,420

Wireless Telecommunication Services - 0.93%
SK Telecom Co., Ltd. - ADR	106,000	1,474,460

TOTAL COMMON STOCKS - 99.62%		158,489,516

(Cost $143,506,274)

www.bridgeway.com	5

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.07%
BlackRock FedFund	0.01%	105,883	$105,883

TOTAL MONEY MARKET FUND - 0.07%			105,883

(Cost $105,883)

TOTAL INVESTMENTS - 99.69%			$158,595,399
(Cost $143,612,157)
Other Assets in Excess of Liabilities - 0.31%			493,797

NET ASSETS - 100.00%			$159,089,196

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $539,000.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $3,756,705 at March 31, 2012.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$158,489,516	$—	$—	$158,489,516
Money Market Fund	—	105,883	—	105,883

TOTAL	$158,489,516	$105,883	$—	$158,595,399

Other Financial Instruments**
Swaps	$—	$(857)	$—	$(857)

TOTAL	$—	$(857)	$—	$(857)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

6	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.14%
Aerospace & Defense - 1.49%
Astronics Corp.*	26,500	$926,440
Astronics Corp., Class B*	2,650	90,789
EDAC Technologies Corp.*	18,600	243,102
SIFCO Industries, Inc.	4,000	74,880

		1,335,211

Air Freight & Logistics - 2.06%
Pacer International, Inc.*	135,800	858,256
Park-Ohio Holdings Corp.*	49,000	982,450

		1,840,706

Airlines - 0.60%
Pinnacle Airlines Corp.*	66,385	89,620
Republic Airways Holdings, Inc.*	91,000	449,540

		539,160

Auto Components - 0.10%
Shiloh Industries, Inc.	9,300	88,629

Biotechnology - 0.68%
Vanda Pharmaceuticals, Inc.*	126,500	605,935

Building Products - 1.01%
NCI Building Systems, Inc.*	39,500	454,645
Patrick Industries, Inc.*	36,600	444,690

		899,335

Capital Markets - 2.06%
Arlington Asset Investment Corp., Class A	43,600	967,920
Calamos Asset
Management, Inc., Class A	66,600	873,126

		1,841,046

Chemicals - 2.32%
Arabian American
Development Co.*	46,400	430,592
Core Molding Technologies, Inc.*	14,800	136,160
Landec Corp.*	79,800	521,094
Material Sciences Corp.*	33,800	278,850
Spartech Corp.*	146,000	712,480

		2,079,176

Commercial Banks - 6.12%
Access National Corp.	9,800	102,802
Ameris Bancorp*	58,800	772,632
Bancorp, Inc. (The)*	72,000	722,880

Industry Company	Shares	Value

Commercial Banks (continued)
C&F Financial Corp.	2,800	$83,328
CoBiz Financial, Inc.	107,000	756,490
Farmers Capital Bank Corp.*	20,000	120,000
Green Bankshares, Inc.*	40,200	67,938
Guaranty Bancorp*	80,600	160,394
Macatawa Bank Corp.*	67,800	235,266
MainSource Financial Group, Inc.	26,600	320,530
Mercantile Bank Corp.*+	20,900	297,407
Merchants Bancshares, Inc.	14,300	402,974
Metro Bancorp, Inc.*	38,700	452,403
MetroCorp Bancshares, Inc.*	16,000	160,000
Trico Bancshares	22,000	383,240
United Community Banks, Inc.*	44,460	433,485

		5,471,769

Commercial Services & Supplies - 2.35%
Asset Acceptance Capital Corp.*	26,000	123,240
Ceco Environmental Corp.	12,700	98,425
Cenveo, Inc.*+	125,400	423,852
Courier Corp.	42,700	495,320
Intersections, Inc.	35,000	447,300
Perma-Fix Environmental Services*	100,000	159,000
Standard Register Co. (The)	100,000	125,000
TRC Cos., Inc.*	37,800	230,958

		2,103,095

Communications Equipment - 2.12%
CalAmp Corp.*	115,600	560,660
Tessco Technologies, Inc.	30,000	764,100
UTStarcom Holdings Corp.*	281,400	408,030
ZST Digital Networks, Inc.*Δ	128,500	159,340

		1,892,130

Construction & Engineering - 0.34%
Northwest Pipe Co.*	14,500	307,980

Consumer Finance - 1.47%
CompuCredit Holdings Corp.*	200,000	1,160,000
Nicholas Financial, Inc.+	12,100	159,599

		1,319,599

Diversified Consumer Services - 2.07%
Collectors Universe	40,000	689,600

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
Corinthian Colleges, Inc.*	174,000	$720,360
Mac-Gray Corp.	29,000	438,770

		1,848,730

Diversified Financial Services - 0.50%
MicroFinancial, Inc.	19,100	130,835
Primus Guaranty, Ltd.*	51,800	313,390

		444,225

Diversified Telecommunication Services - 1.44%
Alaska Communications
Systems Group, Inc.+	154,600	476,168
Hawaiian Telcom Holdco, Inc.*+	32,200	555,128
Multiband Corp.*	86,000	258,860

		1,290,156

Electrical Equipment - 0.89%
Allied Motion Technologies, Inc.	30,000	217,500
Jinpan International, Ltd.	50,400	439,992
SL Industries, Inc.*	7,000	136,990

		794,482

Electronic Equipment, Instruments & Components - 3.25%
DDi Corp.	77,900	950,380
GTSI Corp.*	35,000	174,300
Key Tronic Corp.*	88,500	838,980
LoJack Corp.*	67,305	267,201
Micronetics, Inc.*	9,300	75,795
Netlist, Inc.*	128,000	453,120
Wayside Technology Group, Inc.	10,500	149,205

		2,908,981

Energy Equipment & Services - 0.73%
T.G.C. Industries, Inc.*	65,500	649,760

Food & Staples Retailing - 1.61%
Pizza Inn Holdings, Inc.*+	74,200	359,128
Susser Holdings Corp.*	42,000	1,078,140

		1,437,268

Food Products - 0.33%
John B. Sanfilippo & Son, Inc.*	23,900	298,033

Health Care Equipment & Supplies - 1.19%
IRIS International, Inc.*	50,300	679,553
Synergetics USA, Inc.*	58,900	382,850

		1,062,403

Industry Company	Shares	Value

Health Care Providers & Services - 7.88%
Advocat, Inc.+	16,500	$85,470
Cross Country Healthcare, Inc.*	76,100	381,261
Five Star Quality Care, Inc.*	188,900	644,149
Metropolitan Health
Networks, Inc.*	224,300	2,101,691
Providence Service Corp. (The)*	50,000	775,500
RadNet, Inc.*	259,100	823,938
Sun Healthcare Group, Inc.*	150,000	1,026,000
U.S. Physical Therapy, Inc.	52,500	1,210,125

		7,048,134

Health Care Technology - 0.78%
HealthStream, Inc.*	30,000	695,700

Hotels, Restaurants & Leisure - 7.13%
Caribou Coffee Co., Inc.*	48,400	902,176
Carrols Restaurant Group, Inc.*	100,000	1,525,000
Isle of Capri Casinos, Inc.*	81,500	575,390
Kona Grill, Inc.*	20,000	109,200
Luby’s, Inc.*	35,700	216,699
Multimedia Games Holding Co., Inc.*	88,800	973,248
Town Sports International Holdings, Inc.*	164,000	2,071,320

		6,373,033

Household Durables - 0.12%
Flexsteel Industries, Inc.	5,900	106,790

Household Products - 0.23%
Orchids Paper Products Co.	11,600	208,684

Insurance - 1.73%
Crawford & Co., Class B	49,142	240,796
Eastern Insurance Holdings, Inc.	6,100	89,060
Hallmark Financial Services, Inc.*	46,100	363,729
Homeowners Choice, Inc.+	20,300	257,810
Independence Holding Co.	9,200	91,632
Universal Insurance Holdings, Inc.	130,000	505,700

		1,548,727

Internet & Catalog Retail - 0.62%
1-800-Flowers.com, Inc., Class A*	183,500	556,005

8	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services - 0.45%
Ipass, Inc.*	155,100	$403,260

IT Services - 1.12%
Analysts International Corp.*	15,300	82,773
Computer Task Group, Inc.*	43,300	663,356
Innodata Isogen, Inc.*	22,300	120,197
LML Payment Systems, Inc.*	56,000	113,680
Yucheng Technologies, Ltd.*	5,572	17,774

		997,780

Leisure Equipment & Products - 2.33%
Nautilus, Inc.*	131,900	369,320
Smith & Wesson Holding Corp.*	220,700	1,710,425

		2,079,745

Machinery - 3.40%
Flow International Corp.*	216,500	870,330
Hurco Cos., Inc.*	14,800	418,100
Lydall, Inc.*	53,700	547,203
Miller Industries, Inc.	50,000	846,000
Xerium Technologies, Inc.*	55,071	355,208

		3,036,841

Marine - 1.41%
Excel Maritime Carriers, Ltd.*+	242,100	484,200
International Shipholding Corp.	28,000	646,520
Seanergy Maritime Holdings Corp.*+	40,000	127,200

		1,257,920

Media - 3.35%
Ballantyne Strong, Inc.*	67,300	358,036
Carmike Cinemas, Inc.*	50,000	697,500
Dex One Corp.*	452,100	641,982
Gray Television, Inc.*	250,000	472,500
Lee Enterprises, Inc.*	271,130	344,335
Spanish Broadcasting System, Inc., Class A*	38,700	261,225
SuperMedia, Inc.*	93,700	223,943

		2,999,521

Metals & Mining - 3.03%
China Gerui Advanced Materials Group, Ltd.*+	91,400	329,040
Friedman Industries, Inc.	23,700	258,330
Handy & Harman, Ltd.*	55,000	794,200
Universal Stainless & Alloy*	31,000	1,324,320

		2,705,890

Industry Company	Shares	Value

Multiline Retail - 0.53%
Bon-Ton Stores, Inc. (The)	51,800	$478,632

Oil, Gas & Consumable Fuels - 4.52%
Adams Resources & Energy, Inc.	26,017	1,487,652
Crimson Exploration, Inc.*	127,800	530,370
Double Eagle Petroleum Co.*	28,142	168,852
PostRock Energy Corp.*	69,500	215,450
REX American Resources Corp.*	35,000	1,074,500
SMF Energy Corp.	65,000	76,050
Warren Resources, Inc.*	151,500	493,890

		4,046,764

Paper & Forest Products - 0.94%
Mercer International, Inc.*	77,400	618,426
Orient Paper, Inc.*	60,400	225,292

		843,718

Personal Products - 0.14%
Nature’s Sunshine Products, Inc.*+	8,100	129,762

Pharmaceuticals - 0.91%
Heska Corp.	12,000	136,560
Pozen, Inc.*	112,600	675,600

		812,160

Professional Services - 3.86%
Barrett Business Services, Inc.	25,000	495,750
Franklin Covey Co.*	50,000	470,500
GP Strategies Corp.*	42,000	735,000
On Assignment, Inc.*	100,000	1,747,000

		3,448,250

Real Estate Investment Trusts (REITs) - 5.98%
Agree Realty Corp.	26,160	590,693
ARMOUR Residential REIT, Inc.+	131,800	889,650
Capital Trust, Inc., Class A*	110,300	415,831
Gramercy Capital Corp.*	383,600	1,024,212
MPG Office Trust, Inc.*+	283,700	663,858
One Liberty Properties, Inc.	53,500	979,050
Winthrop Realty Trust	67,900	786,961

		5,350,255

Road & Rail - 2.16%
Quality Distribution, Inc.*	95,500	1,315,990
Saia, Inc.*	30,600	520,506

www.bridgeway.com	9

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Road & Rail (continued)
Universal Truckload Services, Inc.	6,300	$94,878

		1,931,374

Semiconductors & Semiconductor Equipment - 2.79%
Mattson Technology, Inc.*	631,600	1,749,532
Photronics, Inc.*	112,200	746,130

		2,495,662

Software - 0.51%
Cinedigm Digital Cinema Corp., Class A*	50,700	85,683
QAD, Inc., Class A*	13,400	175,540
QAD, Inc., Class B*	15,000	196,650

		457,873

Specialty Retail - 4.74%
Conn’s, Inc.*	86,000	1,320,100
Cost Plus, Inc.*#	122,100	2,185,590
TravelCenters of America LLC*	46,200	292,908
Zale Corp.*	142,300	439,707

		4,238,305

Textiles, Apparel & Luxury Goods - 0.66%
DGSE Cos., Inc.*	14,900	111,452
Rocky Brands, Inc.*	35,000	476,350

		587,802

Thrifts & Mortgage Finance - 3.09%
BankFinancial Corp.	27,800	184,036
Beacon Federal Bancorp, Inc.	7,000	98,700
BofI Holding, Inc.*	29,300	500,444
Doral Financial Corp.*	529,000	814,660
First Financial Holdings, Inc.	52,800	580,800
Meta Financial Group, Inc.	4,200	88,200
United Financial Bancorp, Inc.	31,200	493,584

		2,760,424

TOTAL COMMON STOCKS - 99.14%		88,656,820

(Cost $71,702,875)

	Rate^	Shares	Value
MONEY MARKET FUND - 1.08%
BlackRock FedFund	0.01%	966,014	$966,014

TOTAL MONEY MARKET FUND - 1.08%			966,014

(Cost $966,014)

TOTAL INVESTMENTS - 100.22%			$89,622,834
(Cost $72,668,889)
Liabilities in Excess of Other Assets - (0.22%)			(197,999)

NET ASSETS - 100.00%			$89,424,835

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $2,185,590.
^	Rate disclosed as of March 31, 2012.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $3,922,216 at March 31, 2012.

LLC - Limited Liability Company

10	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$88,497,480	$—	$159,340	$88,656,820
Money Market Fund	—	966,014	—	966,014

TOTAL	$88,497,480	$966,014	$159,340	$89,622,834

Other Financial Instruments**
Swaps	$—	$940	$—	$940

TOTAL	$—	$940	$—	$940

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2011	$124,650	$124,650
Purchases	—	—
Sales	(25,506)	(25,506)
Realized gain/(loss)	(254,813)	(254,813)
Change in unrealized appreciation/ (depreciation)	29,739	29,739
Transfers in1,2	285,270	285,270
Transfers out	—	—

Balance as of 03/31/2012	$159,340	$159,340

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2012	$(162,866)	$(162,866)

1Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

2Transfer took place as a result of a trading halt.

The security in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at March 31, 2012. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.81%
Aerospace & Defense - 1.08%
Astronics Corp.*	22,700	$793,592
Astronics Corp., Class B*+	2,270	77,770
Ducommun, Inc.*	10,800	128,520
GenCorp, Inc.*	66,700	473,570
Innovative Solutions & Support, Inc.*	63,454	279,832
KEYW Holding Corp. (The)*+	90,100	698,275
LMI Aerospace, Inc.*	21,000	382,200
Sparton Corp.*	63,300	607,680

		3,441,439

Air Freight & Logistics - 0.53%
Park-Ohio Holdings Corp.*	46,000	922,300
XPO Logistics, Inc.*	44,800	752,640

		1,674,940

Airlines - 0.00%
Republic Airways Holdings, Inc.*	4	20

Auto Components - 1.13%
Amerigon, Inc.*	15,603	252,456
Shiloh Industries, Inc.	39,600	377,388
SORL Auto Parts, Inc.*+	109,900	357,175
Spartan Motors, Inc.	334,600	1,770,034
Strattec Security Corp.	24,100	563,940
UQM Technologies, Inc.*+	183,522	271,613

		3,592,606

Automobiles - 0.11%
Kandi Technolgies Corp.*+	103,000	352,260

Beverages - 0.33%
Craft Brew Alliance, Inc.*	89,100	682,506
MGP Ingredients, Inc.	39,900	214,662
Primo Water Corp.*+	75,200	146,640

		1,043,808

Biotechnology - 5.78%
Acadia Pharmaceuticals, Inc.*	188,000	406,080
ADVENTRX Pharmaceuticals, Inc.*	92,500	63,825
Affymax, Inc.*	15,140	177,744
Amicus Therapeutics, Inc.*+	115,991	612,433
ArQule, Inc.*	131,300	920,413
Array Biopharma, Inc.*	160,100	545,941

Industry Company	Shares	Value

Biotechnology (continued)
Astex Pharmaceuticals*	274,600	$510,756
BioCryst Pharmaceuticals, Inc.*+	155,700	752,031
BioSpecifics Technologies Corp.*+	22,500	355,950
Celldex Therapeutics, Inc.*	71,400	363,426
Codexis, Inc.*	70,100	255,865
Curis, Inc.*+	363,100	1,750,142
Cytokinetics, Inc.*	321,800	370,070
Cytori Therapeutics, Inc.*+	183,300	456,417
Dusa Pharmaceuticals, Inc.*	181,000	1,133,060
Dyax Corp.*	194,000	302,640
Infinity Pharmaceuticals, Inc.*+	56,200	672,152
Maxygen, Inc.*	49,850	286,139
Metabolix, Inc.*+	90,900	257,247
Myrexis, Inc.*	98,700	299,061
Nabi Biopharmaceuticals*	70,200	130,572
Nanosphere, Inc.*	113,300	226,600
Novavax, Inc.*+	315,900	398,034
Oncothyreon, Inc.*+	124,300	541,948
Orexigen Therapeutics, Inc.*	75,000	307,500
Osiris Therapeutics, Inc.*+	80,200	410,624
PharmAthene, Inc.*+	99,900	176,823
Progenics Pharmaceuticals, Inc.*	72,400	716,760
PROLOR Biotech, Inc.*+	75,700	446,630
Repligen Corp.*	99,100	584,690
Sangamo Biosciences, Inc.*+	127,436	624,436
Sciclone Pharmaceuticals, Inc.*	124,307	784,377
Spectrum Pharmaceuticals, Inc.*+	43,700	551,931
Synta Pharmaceuticals Corp.*	142,500	619,875
Trius Therapeutics, Inc.*+	46,700	249,845
Vanda Pharmaceuticals, Inc.*	148,600	711,794
Zalicus, Inc.*+	313,021	375,625

		18,349,456

Building Products - 0.52%
American Woodmark Corp.	26,100	469,800
Builders FirstSource, Inc.*	173,300	733,059
Insteel Industries, Inc.	25,700	312,255
NCI Building Systems, Inc.*	3,608	41,528

12	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Building Products (continued)
US Home Systems, Inc.	10,025	$93,433

		1,650,075
Capital Markets - 3.02%
Calamos Asset Management, Inc., Class A	21,400	280,554
Diamond Hill Investment Group, Inc.	5,600	412,440
Edelman Financial Group, Inc.	51,000	337,110
FBR & Co.*	176,800	454,376
Gladstone Capital Corp.+	76,600	621,226
Gladstone Investment Corp.	56,400	426,948
Gleacher & Co., Inc.*	146,551	199,309
Harris & Harris Group, Inc.*	106,200	440,730
HFF, Inc., Class A*	56,300	927,261
JMP Group, Inc.	81,100	598,518
Kohlberg Capital Corp.	93,900	648,849
Ladenburg Thalmann Financial Services, Inc.*+	493,000	877,540
Medallion Financial Corp.	86,711	967,695
NGP Capital Resources Co.	70,400	461,120
Pzena Investment Management, Inc., Class A	39,800	232,830
TICC Capital Corp.+	82,300	801,602
Westwood Holdings Group, Inc.	23,025	891,758

		9,579,866

Chemicals - 0.96%
American Vanguard Corp.	24,747	536,762
Chase Corp.+	27,800	437,850
Core Molding Technologies, Inc.*	18,600	171,120
KMG Chemicals, Inc.	58,800	1,061,340
Landec Corp.*	109,200	713,076
Senomyx, Inc.*	49,300	135,082

		3,055,230
Commercial Banks - 11.06%
1st United Bancorp, Inc.*	58,900	356,345
Alliance Financial Corp.	25,000	757,750
American National
Bankshares, Inc.	29,700	632,610
American River Bankshares*	37,800	298,620
Ameris Bancorp*	88,600	1,164,204
Arrow Financial Corp.+	16,686	407,138
Bancorp, Inc. (The)*	36,600	367,464
BancTrust Financial Group, Inc.*	69,000	99,360

Industry Company	Shares	Value

Commercial Banks (continued)
Bank of Commerce Holdings	41,100	$181,662
Bank of Kentucky Financial Corp.	9,000	231,570
Bar Harbor Bankshares	6,000	199,440
Bridge Bancorp, Inc.	25,400	532,638
Bryn Mawr Bank Corp.	41,724	936,286
C&F Financial Corp.	6,300	187,488
Camden National Corp.	11,800	414,770
Capital City Bank Group, Inc.+	33,490	249,500
Center Bancorp, Inc.	72,217	724,336
Century Bancorp, Inc., Class A	23,272	635,326
Citizens Holding Co.	20,670	401,618
CNB Financial Corp.	40,800	681,768
CoBiz Financial, Inc.	155,800	1,101,506
Enterprise Financial Services Corp.	85,700	1,006,118
Farmers Capital Bank Corp.*	67,149	402,894
First Bancorp	51,900	567,267
First Bancorp, Inc.	33,300	493,839
First California Financial Group, Inc.*	98,100	571,923
First Community Bancshares, Inc.	17,500	233,800
First Merchants Corp.	95,000	1,172,300
First South Bancorp, Inc.*	14,300	57,200
German American Bancorp, Inc.+	39,500	767,485
Great Southern Bancorp, Inc.+	21,600	518,400
Guaranty Bancorp*	123,200	245,168
Hampton Roads Bankshares, Inc.*+	85,300	258,459
Heritage Commerce Corp.*+	70,000	450,100
Heritage Financial Corp.	39,260	533,936
Lakeland Bancorp, Inc.	102,753	1,012,117
LNB Bancorp, Inc.	20,000	138,800
Macatawa Bank Corp.*	51,500	178,705
MainSource Financial Group, Inc.	40,500	488,025
Merchants Bancshares, Inc.	27,800	783,404
Metro Bancorp, Inc.*	19,100	223,279
MidSouth Bancorp, Inc.	35,900	488,240
MidWestOne Financial Group, Inc.	54,200	1,049,312
National Bankshares, Inc.+	14,300	430,430
NewBridge Bancorp*	28,287	135,495
Northrim BanCorp, Inc.	33,300	716,616

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Ohio Valley Banc Corp.	19,500	$353,340
OmniAmerican Bancorp, Inc.*	26,300	509,168
Pacific Continental Corp.	51,611	486,176
Park Sterling Corp.*	116,900	561,120
Peapack Gladstone Financial Corp.	39,130	529,038
Penns Woods Bancorp, Inc.+	16,400	670,432
Peoples Bancorp, Inc.	28,400	498,136
Preferred Bank*	33,120	390,154
QCR Holdings, Inc.	13,200	163,680
Republic First Bancorp, Inc.*	60,000	141,600
Seacoast Banking Corp. of Florida*	452,264	795,985
Shore Bancshares, Inc.	42,600	302,034
Sierra Bancorp	42,900	421,707
Southwest Bancorp, Inc.*	34,200	315,324
Sterling Bancorp	22,000	210,980
Suffolk Bancorp*	54,400	706,656
Taylor Capital Group, Inc.*+	25,908	371,780
Trico Bancshares	54,300	945,906
Univest Corp. of Pennsylvania	29,800	500,044
Virginia Commerce Bancorp, Inc.*	153,159	1,344,736
Washington Banking Co.	71,900	992,939
West Bancorporation, Inc.	27,100	270,729
Yadkin Valley Financial Corp.*	64,200	185,538

		35,151,913

Commercial Services & Supplies - 2.45%
A.T. Cross Co., Class A*	26,000	313,040
American Reprographics Co.*	73,300	395,087
Asset Acceptance Capital Corp.*	100,000	474,000
Asta Funding, Inc.	142,300	1,162,591
Casella Waste Systems, Inc., Class A*	115,700	720,811
Ceco Environmental Corp.	42,600	330,150
Courier Corp.	25,000	290,000
Heritage-Crystal Clean, Inc.*	18,100	361,095
Intersections, Inc.	135,184	1,727,651
Kimball International, Inc., Class B	56,100	387,651
Metalico, Inc.*	110,800	473,116
Multi-Color Corp.	35,400	796,854
Standard Register Co. (The)	119,800	149,750

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
TRC Cos., Inc.*	35,000	$213,850

		7,795,646

Communications Equipment - 2.52%
Aviat Networks, Inc.*	221,000	623,220
Bel Fuse, Inc., Class B	25,100	443,517
CalAmp Corp.*	71,611	347,313
Communications Systems, Inc.	29,100	382,083
Emcore Corp.*+	96,001	457,925
Globecomm Systems, Inc.*	143,400	2,076,432
KVH Industries, Inc.*	77,700	815,850
Network Engines, Inc.*	68,004	97,246
Numerex Corp., Class A*+	30,000	293,400
Opnext, Inc.*	60,000	93,000
PC-Tel, Inc.	85,600	569,240
Telestone Technologies Corp.*+	88,962	286,457
Telular Corp.	57,900	489,834
Tessco Technologies, Inc.	23,500	598,545
Westell Technologies, Inc., Class A*	164,381	383,008
ZST Digital Networks, Inc.*Δ+	50,000	62,000

		8,019,070

Computers & Peripherals - 0.88%
Concurrent Computer Corp.*	55,300	201,845
Datalink Corp.*	54,800	521,696
Dot Hill Systems Corp.*	526,600	795,166
Immersion Corp.*	104,100	568,386
Novatel Wireless, Inc.*	96,800	324,280
Transact Technologies, Inc.*	50,800	398,780

		2,810,153

Construction & Engineering - 0.82%
Argan, Inc.	44,700	716,988
Furmanite Corp.*	75,400	484,068
Michael Baker Corp.*	24,900	593,865
Sterling Construction Co., Inc.*	73,300	714,675
UniTek Global Services, Inc.*	32,346	109,006

		2,618,602

Construction Materials - 0.10%
United States Lime & Minerals, Inc.*	5,300	317,417

14	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Finance - 0.20%
CompuCredit Holdings Corp.*	55,105	$319,609
First Marblehead Corp. (The)*	125,600	153,232
White River Capital, Inc.	7,000	155,750

		628,591

Containers & Packaging - 0.64%
AEP Industries, Inc.*	58,800	2,046,828

Distributors - 0.11%
Amcon Distributing Co.	1,000	62,000
VOXX International Corp.*	20,001	271,214

		333,214

Diversified Consumer Services - 0.90%
Cambium Learning Group, Inc.*	50,815	134,660
Carriage Services, Inc.	81,100	612,305
Collectors Universe	69,460	1,197,490
Learning Tree International, Inc.*	68,500	409,630
Mac-Gray Corp.	33,300	503,829

		2,857,914

Diversified Financial Services - 0.34%
Life Partners Holdings, Inc.	8,000	32,560
Marlin Business Services Corp.	28,300	426,198
Resource America, Inc., Class A	100,700	635,417

		1,094,175

Diversified Telecommunication Services - 0.81%
HickoryTech Corp.	43,495	449,738
IDT Corp., Class B	48,667	454,550
ORBCOMM, Inc.*	74,925	288,461
Otelco, Inc.+	28,600	367,510
Primus Telecommunications Group, Inc.*	35,000	562,800
Warwick Valley Telephone Co.	30,200	449,678

		2,572,737

Electrical Equipment - 0.61%
Coleman Cable, Inc.*	77,000	748,440
LSI Industries, Inc.	70,500	516,765
Magnetek, Inc.*	10,000	192,400
Ocean Power Technologies, Inc.*+	76,087	232,826
SL Industries, Inc.*	13,200	258,324

		1,948,755

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components - 2.69%
Agilysys, Inc.*	60,100	$540,299
Clearfield, Inc.*	57,000	312,930
DDi Corp.	83,600	1,019,920
Document Security Systems, Inc.*+	51,700	156,134
Echelon Corp.*	64,000	283,520
eMagin Corp.*	56,300	182,975
ID Systems, Inc.*	45,000	269,100
Identive Group, Inc.*	161,160	336,824
IEC Electronics Corp.*	64,500	351,525
Iteris, Inc.*	126,700	188,783
LeCroy Corp.*	56,000	581,840
LoJack Corp.*	44,100	175,077
Netlist, Inc.*	63,100	223,374
PAR Technology Corp.*	17,800	86,864
PC Connection, Inc.	30,000	246,600
PC Mall, Inc.*	74,200	445,942
Pulse Electronics Corp.	109,800	275,598
RadiSys Corp.*	72,200	534,280
Richardson Electronics, Ltd.	52,011	623,092
SMTC Corp.*	154,300	583,254
Vishay Precision Group, Inc.*	23,567	349,499
Zygo Corp.*	39,200	767,144

		8,534,574

Energy Equipment & Services - 2.00%
Bolt Technology Corp.	63,763	988,327
ENGlobal Corp.*	118,761	285,026
Forbes Energy Services, Ltd.*	99,000	610,830
Mitcham Industries, Inc.*	104,700	2,351,562
Natural Gas Services Group, Inc.*	36,400	480,480
T.G.C. Industries, Inc.*	117,000	1,160,640
Union Drilling, Inc.*	88,300	490,948

		6,367,813

Food & Staples Retailing - 0.91%
Arden Group, Inc., Class A	5,500	499,895
Ingles Markets, Inc., Class A	21,200	373,968
Susser Holdings Corp.*	48,900	1,255,263
Village Super Market, Inc., Class A	24,600	777,114

		2,906,240

Food Products - 1.21%
Alico, Inc.	21,000	485,310
Griffin Land & Nurseries, Inc.	19,300	509,713
Imperial Sugar Co.+	20,000	93,800

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products (continued)
John B. Sanfilippo & Son, Inc.*	23,170	$288,930
Lifeway Foods, Inc.*+	156,302	1,445,793
Omega Protein Corp.*	72,900	554,769
Overhill Farms, Inc.*	102,100	459,450

		3,837,765

Gas Utilities - 0.16%
Chesapeake Utilities Corp.	7,600	312,512
Gas Natural, Inc.	15,900	185,076

		497,588

Health Care Equipment & Supplies - 4.00%
Alphatec Holdings, Inc.*	164,740	390,434
Anika Therapeutics, Inc.*	98,639	1,236,933
Antares Pharma, Inc.*+	197,000	636,310
AtriCure, Inc.*	133,200	1,325,340
Cardica, Inc.*	30,000	64,200
Cardiovascular Systems, Inc.*+	33,900	313,575
Cerus Corp.*+	193,304	777,082
CryoLife, Inc.*	107,270	565,313
Cutera, Inc.*	43,000	367,650
IRIS International, Inc.*	44,100	595,791
Kensey Nash Corp.	16,800	491,568
LeMaitre Vascular, Inc.	50,000	294,500
Medical Action Industries, Inc.*	47,700	272,844
Palomar Medical Technologies, Inc.*	40,600	379,204
Rockwell Medical Technologies, Inc.*+	72,100	682,066
RTI Biologics, Inc.*	125,000	462,500
Solta Medical, Inc.*	158,400	479,952
Spectranetics Corp.*	29,948	311,459
Theragenics Corp.*	211,800	389,712
TranS1, Inc.*	129,500	475,265
Utah Medical Products, Inc.	44,900	1,396,390
Vascular Solutions, Inc.*	49,300	531,947
Young Innovations, Inc.	9,000	278,280

		12,718,315

Health Care Providers & Services - 3.19%
Almost Family, Inc.*	11,600	301,716
AMN Healthcare Services, Inc.*	72,300	438,138
Capital Senior Living Corp.*	96,000	887,040
CardioNet, Inc.*	131,100	403,788
Chindex International, Inc.*	71,200	676,400
Cross Country Healthcare, Inc.*	58,700	294,087

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Five Star Quality Care, Inc.*	121,600	$414,656
Medcath Corp.	43,400	341,124
Metropolitan Health Networks, Inc.*	179,272	1,679,779
National Research Corp.	13,500	579,690
Providence Service Corp. (The)*	115,200	1,786,752
RadNet, Inc.*	246,800	784,824
Skilled Healthcare Group, Inc., Class A*	75,300	576,798
U.S. Physical Therapy, Inc.	42,000	968,100

		10,132,892

Hotels, Restaurants & Leisure - 4.50%
AFC Enterprises, Inc.*	53,732	911,295
Benihana, Inc.	26,200	341,910
Bluegreen Corp.*	57,203	246,545
Caribou Coffee Co., Inc.*	79,600	1,483,744
Carrols Restaurant Group, Inc.*	78,100	1,191,025
Dover Downs Gaming & Entertainment, Inc.	154,617	389,635
Einstein Noah Restaurant Group, Inc.	49,100	732,572
Famous Dave’s of America, Inc.*	158,800	1,843,668
Frisch’s Restaurants, Inc.	16,000	431,200
Full House Resorts, Inc.*	60,700	172,388
Gaming Partners International Corp.	56,300	359,194
Isle of Capri Casinos, Inc.*	62,500	441,250
Jamba, Inc.*	153,314	317,360
Kona Grill, Inc.*	67,500	368,550
Lakes Entertainment, Inc.*	80,000	144,000
Luby’s, Inc.*	73,600	446,752
Monarch Casino & Resort, Inc.*	48,685	501,455
Morgans Hotel Group Co.*	84,300	417,285
Multimedia Games Holding Co., Inc.*	119,300	1,307,528
Nathan’s Famous, Inc.*	12,000	254,400
O’Charleys, Inc.*	52,400	515,616
Premier Exhibitions, Inc.*	142,500	504,450
Town Sports International Holdings, Inc.*	76,387	964,768

		14,286,590

Household Durables - 1.71%
Bassett Furniture Industries, Inc.	74,200	682,640
CSS Industries, Inc.	15,700	305,522

16	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Emerson Radio Corp.*	114,300	$229,743
Furniture Brands International, Inc.*	188,000	315,840
Hooker Furniture Corp.	29,900	408,135
Kid Brands, Inc.*	80,300	216,810
Libbey, Inc.*	29,000	375,260
Lifetime Brands, Inc.	63,300	711,492
Sealy Corp.*	482,800	975,256
Zagg, Inc.*+	114,300	1,215,009

		5,435,707

Household Products - 0.13%
Oil-Dri Corp. of America+	19,800	421,542

Independent Power Producers & Energy Traders - 0.27%
Genie Energy, Ltd., Class B	48,667	470,610
Synthesis Energy Systems, Inc.*	272,471	400,532

		871,142

Insurance - 1.51%
Crawford & Co., Class B	72,628	355,877
First Acceptance Corp.*	111,700	155,263
Hallmark Financial Services, Inc.*	51,800	408,702
Homeowners Choice, Inc.+	12,000	152,400
Independence Holding Co.+	65,670	654,073
Investors Title Co.	1,052	49,150
Meadowbrook Insurance Group, Inc.	95,200	888,216
Presidential Life Corp.	44,000	502,920
SeaBright Holdings, Inc.	30,310	275,518
Stewart Information Services Corp.	58,300	828,443
Universal Insurance Holdings, Inc.	139,200	541,488

		4,812,050

Internet & Catalog Retail - 0.54%
1-800-Flowers.com, Inc., Class A*	170,000	515,100
Gaiam, Inc., Class A*	38,200	152,036
Geeknet, Inc.*	16,608	240,152
US Auto Parts Network, Inc.*	100,900	364,249
ValueVision Media, Inc., Class A*	206,986	428,461

		1,699,998

Internet Software & Services - 1.91%
Globalscape, Inc.*	59,700	120,594
Keynote Systems, Inc.	44,400	877,344

Industry Company	Shares	Value

Internet Software & Services (continued)
Marchex, Inc., Class B	95,275	$424,926
Openwave Systems, Inc.*	223,900	508,253
Spark Networks, Inc.*	64,800	291,600
Support.com, Inc.*	360,650	1,136,048
TechTarget, Inc.*	96,350	667,705
TheStreet, Inc.	149,700	330,837
Web.com Group, Inc.*	95,252	1,374,486
Zix Corp.*	112,782	328,196

		6,059,989

IT Services - 1.42%
Computer Task Group, Inc.*	92,400	1,415,568
Dynamics Research Corp.*	41,058	395,799
Edgewater Technology, Inc.*	39,200	153,664
Global Cash Access Holdings, Inc.*	37,200	290,160
Hackett Group, Inc. (The)*	138,789	828,570
Information Services Group, Inc.*+	96,600	126,546
Lionbridge Technologies, Inc.*	116,595	335,794
NCI, Inc., Class A*	26,800	171,252
Online Resources Corp.*	60,000	171,000
PRGX Global, Inc.*	100,300	630,887

		4,519,240

Leisure Equipment & Products - 1.58%
Arctic Cat, Inc.*	37,500	1,606,125
Black Diamond, Inc.*	62,800	581,528
Johnson Outdoors, Inc., Class A*	34,800	664,680
Leapfrog Enterprises, Inc.*	97,000	810,920
Marine Products Corp.	66,400	395,080
Sturm Ruger & Co., Inc.	19,700	967,270

		5,025,603

Life Sciences Tools & Services - 1.11%
Albany Molecular Research, Inc.*	103,100	278,370
BioClinica, Inc.*	77,100	427,905
Cambrex Corp.*	104,100	727,659
Enzo Biochem, Inc.*	166,700	448,423
Furiex Pharmaceuticals, Inc.*	21,200	500,956
Harvard Bioscience, Inc.*	162,817	638,243
Medtox Scientific, Inc.*	29,000	488,940

		3,510,496

Machinery - 3.43%
Alamo Group, Inc.	21,800	655,308
Ampco-Pittsburgh Corp.	26,600	535,458

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
Energy Recovery, Inc.*	183,700	$422,510
Flow International Corp.*	185,551	745,915
Graham Corp.	59,500	1,302,455
Greenbrier Cos., Inc.*	43,600	862,844
Hardinge, Inc.	31,300	296,098
Hurco Cos., Inc.*	60,234	1,701,611
Key Technology, Inc.*	17,600	232,672
L.S. Starrett Co., Class A (The)	29,200	378,140
Lydall, Inc.*	74,200	756,098
Met-Pro Corp.	40,200	424,512
NN, Inc.*	83,800	683,808
PMFG, Inc.*+	30,000	450,300
Twin Disc, Inc.+	29,600	772,264
Xerium Technologies, Inc.*	102,700	662,415

		10,882,408

Marine - 0.29%
International Shipholding Corp.	39,200	905,128

Media - 2.46%
AH Belo Corp., Class A	59,597	291,429
Ballantyne Strong, Inc.*	45,500	242,060
Carmike Cinemas, Inc.*	51,800	722,610
Dex One Corp.*+	222,700	316,234
Entravision Communications Corp., Class A	209,800	358,758
Fisher Communications, Inc.*	25,200	774,144
Gray Television, Inc.*	163,600	309,204
Journal Communications, Inc., Class A*	127,200	716,136
LIN TV Corp., Class A*	131,060	530,793
McClatchy Co., Class A (The)*	173,000	499,970
Media General, Inc., Class A*+	130,611	671,341
Navarre Corp.*	271,200	488,160
Nexstar Broadcasting Group, Inc., Class A*	41,400	344,034
Outdoor Channel Holdings, Inc.	67,100	490,501
Radio One, Inc., Class D*	100,000	97,010
ReachLocal, Inc.*	34,069	242,912
Saga Communications, Inc., Class A*	14,604	522,823
SuperMedia, Inc.*+	79,300	189,527

		7,807,646

Metals & Mining - 0.73%
CD International Enterprises, Inc.*+	163,410	124,192

Industry Company	Shares	Value

Metals & Mining (continued)
Friedman Industries, Inc.	67,000	$730,300
Great Northern Iron Ore Properties+	7,700	739,508
Mines Management, Inc.*	6,200	10,540
Paramount Gold & Silver Corp.*+	55,840	126,198
Synalloy Corp.	19,400	254,916
Universal Stainless & Alloy*	7,428	317,324

		2,302,978

Multiline Retail - 0.40%
Bon-Ton Stores, Inc. (The)+	45,950	424,578
Duckwall-ALCO Stores, Inc.*	7,000	62,580
Tuesday Morning Corp.*	205,500	789,120

		1,276,278

Oil, Gas & Consumable Fuels - 3.71%
Adams Resources & Energy, Inc.	22,300	1,275,114
Callon Petroleum Co.*	179,700	1,130,313
CREDO Petroleum Corp.*	25,300	258,566
Crimson Exploration, Inc.*	185,300	768,995
Double Eagle Petroleum Co.*	77,200	463,200
Gevo, Inc.*+	32,859	301,974
GMX Resources, Inc.*+	62,700	79,629
Halcon Resources Corp.*+	94,067	882,348
HKN, Inc.*	44,134	97,978
Miller Energy Resources, Inc.*+	193,800	817,836
Panhandle Oil & Gas, Inc., Class A	13,797	406,736
PostRock Energy Corp.*	73,500	227,850
Pyramid Oil Co.*+	69,800	349,000
REX American Resources Corp.*	66,249	2,033,844
Saratoga Resources, Inc.*	80,100	580,725
Uranerz Energy Corp.*	74,000	186,480
USEC, Inc.*+	400,000	424,000
Verenium Corp.*	39,900	165,585
Voyager Oil & Gas, Inc.*	141,100	342,873
Westmoreland Coal Co.*	59,675	666,570
ZaZa Energy Corp.*+	71,900	335,773

		11,795,389

Paper & Forest Products - 0.53%
Mercer International, Inc.*	64,400	514,556
Neenah Paper, Inc.	30,000	892,200
Orient Paper, Inc.*+	50,500	188,365
Verso Paper Corp.*	44,368	83,412

		1,678,533

18	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Personal Products - 0.50%
CCA Industries, Inc.	14,100	$66,270
Female Health Co. (The)+	43,200	234,144
Natural Alternatives International, Inc.*+	17,500	109,375
Nutraceutical International Corp.*	35,800	521,248
Physicians Formula Holdings, Inc.*	93,000	276,210
Schiff Nutrition International, Inc.*	31,658	389,077

		1,596,324

Pharmaceuticals - 2.45%
Alexza Pharmaceuticals, Inc.*	238,900	147,951
Columbia Laboratories, Inc.*	254,300	180,553
Cumberland Pharmaceuticals, Inc.*	81,900	614,250
Depomed, Inc.*	173,300	1,084,858
Durect Corp.*	38,377	30,702
Lannett Co., Inc.*	53,020	221,093
Novabay Pharmaceuticals, Inc.*+	121,500	166,455
Obagi Medical Products, Inc.*	56,000	750,400
Omeros Corp.*+	77,400	771,678
Pain Therapeutics, Inc.*	120,299	431,873
Pozen, Inc.*	76,400	458,400
Santarus, Inc.*	143,872	841,651
Sucampo Pharmaceuticals, Inc., Class A*	104,000	774,800
Transcept Pharmaceuticals, Inc.*+	44,100	463,932
XenoPort, Inc.*	118,300	532,350
Zogenix, Inc.*+	161,300	322,600

		7,793,546

Professional Services - 1.77%
Barrett Business Services, Inc.	31,600	626,628
CDI Corp.	41,701	747,699
CRA International, Inc.*	27,200	685,984
GP Strategies Corp.*	76,500	1,338,750
Hill International, Inc.*	94,400	370,992
Hudson Highland Group, Inc.*	59,700	321,186
On Assignment, Inc.*	72,000	1,257,840
VSE Corp.	11,100	275,391

		5,624,470

Real Estate Management & Development - 0.89%
AV Homes, Inc.*	52,800	643,104

Industry Company	Shares	Value

Real Estate Management & Development (continued)
Consolidated-Tomoka Land Co.+	31,400	$934,150
Stratus Properties, Inc.*	32,500	303,550
Thomas Properties Group, Inc.	203,400	933,606

		2,814,410

Road & Rail - 0.17%
USA Truck, Inc.*	40,061	310,473
YRC Worldwide, Inc.*	36,800	243,984

		554,457

Semiconductors & Semiconductor Equipment - 3.53%
Amtech Systems, Inc.*	80,046	666,783
AuthenTec, Inc.*	394,200	1,241,730
AXT, Inc.*	80,000	508,000
DSP Group, Inc.*	81,300	541,458
FSI International, Inc.*	125,400	613,206
GSI Technology, Inc.*	201,417	854,008
Integrated Silicon Solution, Inc.*	77,641	866,474
Mattson Technology, Inc.*	125,900	348,743
MaxLinear, Inc., Class A*	65,100	362,607
Nanometrics, Inc.*	26,200	484,962
PDF Solutions, Inc.*	103,400	871,662
Pericom Semiconductor Corp.*	99,500	804,955
Photronics, Inc.*	81,070	539,115
Pixelworks, Inc.*	58,900	136,059
PLX Technology, Inc.*	157,900	634,758
QuickLogic Corp.*	77,942	212,782
Ramtron International Corp.*	98,900	196,811
Rudolph Technologies, Inc.*	52,600	584,386
SemiLEDs Corp.*	90,000	358,200
Ultra Clean Holdings*	53,500	403,390

		11,230,089

Software - 2.26%
American Software, Inc., Class A	60,700	520,806
Callidus Software, Inc.*+	109,200	852,852
Cinedigm Digital Cinema Corp., Class A*	88,838	150,136
Digimarc Corp.*	23,100	645,414
ePlus, Inc.*	19,559	625,301
FalconStor Software, Inc.*	120,925	452,260
Glu Mobile, Inc.*#	140,500	681,425
Guidance Software, Inc.*	63,000	696,150
Pervasive Software, Inc.*	40,000	239,600
PROS Holdings, Inc.*	26,900	503,030
QAD, Inc., Class A*	30,800	403,480

www.bridgeway.com	19

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Software (continued)
QAD, Inc., Class B*	7,700	$100,947
Rosetta Stone, Inc.*+	41,400	427,248
SRS Labs, Inc.*	54,400	378,080
TeleCommunication Systems, Inc., Class A*	179,700	499,566

		7,176,295

Specialty Retail - 3.06%
America’s Car-Mart, Inc.*	30,000	1,319,400
Big 5 Sporting Goods Corp.	43,400	340,256
Build-A-Bear Workshop, Inc.*	59,500	312,375
Casual Male Retail Group, Inc.*	163,100	548,016
Cost Plus, Inc.*	79,800	1,428,420
Haverty Furniture Cos., Inc.	53,219	590,731
Hot Topic, Inc.	149,058	1,512,939
MarineMax, Inc.*	68,200	561,286
New York & Co., Inc.*	156,100	582,253
TravelCenters of America LLC*	76,200	483,108
West Marine, Inc.*	72,200	864,956
Winmark Corp.	10,200	590,988
Zale Corp.*	190,200	587,718

		9,722,446

Textiles, Apparel & Luxury Goods - 1.38%
Alpha PRO Tech, Ltd.*	96,994	148,401
Charles & Colvard, Ltd.*+	60,900	281,358
Cherokee, Inc.	20,100	228,939
Culp, Inc.*	51,016	560,156
Delta Apparel, Inc.*	21,900	359,817
DGSE Cos., Inc.*+	28,800	215,424
K-Swiss, Inc., Class A*+	108,700	445,670
Lacrosse Footwear, Inc.	13,729	177,378
Lakeland Industries, Inc.*	10,000	100,600
Perry Ellis International, Inc.*	6,640	123,969
R.G. Barry Corp.	27,600	336,720
Rocky Brands, Inc.*	52,200	710,442
Unifi, Inc.*	71,000	685,860

		4,374,734

Thrifts & Mortgage Finance - 6.29%
Bank Mutual Corp.	99,000	399,960
BankFinancial Corp.	36,079	238,843
Beacon Federal Bancorp, Inc.	35,800	504,780
BofI Holding, Inc.*	36,200	618,296
Cape Bancorp, Inc.*	42,100	335,958
Chicopee Bancorp, Inc.*	26,500	384,250

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Clifton Savings Bancorp, Inc.+	64,300	$ 670,649
ESB Financial Corp.	69,000	994,980
ESSA Bancorp, Inc.	75,884	743,663
Federal Agricultural Mortgage Corp., Class C	104,800	2,378,960
First Defiance Financial Corp.	58,400	984,624
First Financial Holdings, Inc.	53,800	591,800
First Financial Northwest, Inc.*+	31,600	243,952
First Pactrust Bancorp, Inc.+	57,100	680,632
Fox Chase Bancorp, Inc.	57,932	753,116
Guaranty Federal Bancshares, Inc.*	20,856	183,116
Hampden Bancorp, Inc.	33,000	397,650
Heritage Financial Group, Inc.	17,100	202,122
Home Bancorp, Inc.*	41,600	725,504
Home Federal Bancorp, Inc.	32,200	326,186
Kaiser Federal Financial Group, Inc.	55,114	771,045
Louisiana Bancorp, Inc.*	18,000	286,920
Meridian Interstate Bancorp, Inc.*	52,100	684,073
Meta Financial Group, Inc.	12,100	254,100
New Hampshire Thrift Bancshares, Inc.	18,100	222,087
Ocean Shore Holding Co.	32,100	372,360
OceanFirst Financial Corp.	29,200	415,808
Provident Financial Holdings, Inc.	101,300	1,107,209
Pulaski Financial Corp.+	43,500	342,345
Riverview Bancorp, Inc.*	17,406	39,337
SI Financial Group, Inc.	17,276	197,292
Territorial Bancorp, Inc.	42,300	880,263
Timberland Bancorp, Inc.*	24,222	112,874
Tree.com, Inc.*	20,100	152,760
United Community Financial Corp.*	130,000	299,000
United Financial Bancorp, Inc.	46,641	737,861
Westfield Financial, Inc.	95,200	753,032

		19,987,407

Trading Companies & Distributors - 0.69%
Aceto Corp.	58,500	555,165
DXP Enterprises, Inc.*	27,800	1,209,022

20	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (continued)
Lawson Products, Inc.		28,300	$427,613

			2,191,800

Water Utilities - 0.53%
Artesian Resources Corp., Class A		10,500	197,295
Cadiz, Inc.*+		31,400	288,880
York Water Co.		68,550	1,185,915

			1,672,090

TOTAL COMMON STOCKS - 98.81%			313,958,687

(Cost $222,412,013)

EXCHANGE TRADED FUND - 1.00%
iShares Russell Microcap Index Fund+		61,825	3,177,805

TOTAL EXCHANGE TRADED FUND - 1.00%			3,177,805

(Cost $1,734,362)

Rate^		Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	202	202

TOTAL MONEY MARKET FUND - 0.00%			202

(Cost $202)

TOTAL INVESTMENTS - 99.81%			$317,136,694
(Cost $224,146,577)
Other Assets in Excess of Liabilities - 0.19%			611,957

NET ASSETS - 100.00%			$317,748,651

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $681,425.
^	Rate disclosed as of March 31, 2012.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $27,907,656 at March 31, 2012.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
		Level 2	Level 3
		Significant	Significant
	Level 1 Quoted	Obser- vable	Unobser- vable
	Prices	Inputs	Inputs	Total
Common
Stocks	$313,896,687	$—	$62,000	$313,958,687
Exchange-Traded
Fund	3,177,805	—	—	3,177,805
Money Market
Fund	—	202	—	202

TOTAL	$317,074,492	$202	$62,000	$317,136,694

www.bridgeway.com	21

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2011	$234,354	$234,354
Purchases	—	—
Sales	(21,122)	(21,122)
Realized gain/(loss)	(385,489)	(385,489)
Change in unrealized appreciation/ (depreciation)	123,257	123,257
Transfers in1,2	111,000	111,000
Transfers out	—	—

Balance as of 03/31/2012	$62,000	$62,000

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2012	$257,680	$257,680

1Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

2Transfer took place as a result of a trading halt.

The security in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at March 31, 2012. Such valuation is based on a review of inputs such as, but not limited to, similiar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

22	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 97.90%
Aerospace & Defense - 1.22%
GenCorp, Inc.*	37,100	$263,410

Air Freight & Logistics - 1.10%
Air Transport Services Group, Inc.*	40,900	236,811

Airlines - 0.97%
Hawaiian Holdings, Inc.*	19,900	104,077
Republic Airways Holdings, Inc.*	21,500	106,210

		210,287

Auto Components - 2.84%
American Axle & Manufacturing Holdings, Inc.*	21,300	249,423
Standard Motor Products, Inc.	20,500	363,670

		613,093

Capital Markets - 1.10%
Calamos Asset Management, Inc., Class A	9,500	124,545
Duff & Phelps Corp., Class A	7,300	113,442

		237,987

Chemicals - 2.98%
American Vanguard Corp.	11,000	238,590
Innospec, Inc.*	9,400	285,572
TPC Group, Inc.*	2,700	119,367

		643,529

Commercial Banks - 4.67%
Bancfirst Corp.	4,900	213,444
Bancorp, Inc. (The)*	13,300	133,532
Enterprise Financial Services Corp.	6,600	77,484
Republic Bancorp, Inc., Class A	13,900	332,488
Taylor Capital Group, Inc.*+	17,500	251,125

		1,008,073

Commercial Services & Supplies - 2.50%
Cenveo, Inc.*	17,500	59,150
Consolidated Graphics, Inc.*	4,700	212,675
EnergySolutions, Inc.*	24,200	118,580
Intersections, Inc.	11,700	149,526

		539,931

Industry Company	Shares	Value

Communications Equipment - 1.41%
Globecomm Systems, Inc.*	7,500	$108,600
Ituran Location & Control, Ltd.	14,500	194,880

		303,480

Construction & Engineering - 2.85%
Dycom Industries, Inc.*	10,800	252,288
Layne Christensen Co.*	9,200	204,700
Pike Electric Corp.*	19,300	158,839

		615,827

Containers & Packaging - 0.56%
Myers Industries, Inc.	8,200	120,950

Distributors - 1.66%
Core-Mark Holding Co., Inc.	4,300	176,042
VOXX International Corp.*	13,500	183,060

		359,102

Diversified Consumer Services - 0.80%
Corinthian Colleges, Inc.*	22,200	91,908
Lincoln Educational Services Corp.	10,100	79,891

		171,799

Diversified Financial Services - 0.86%
Interactive Brokers Group, Inc., Class A	10,900	185,300

Diversified Telecommunication Services - 1.09%
IDT Corp., Class B	7,700	71,918
Vonage Holdings Corp.*	74,000	163,540

		235,458

Electronic Equipment, Instruments & Components - 4.82%
Brightpoint, Inc.*	29,500	237,475
Insight Enterprises, Inc.*	19,900	436,407
Viasystems Group, Inc.*	11,200	212,576
Zygo Corp.*	7,900	154,603

		1,041,061

Energy Equipment & Services - 1.44%
Dawson Geophysical Co.*	3,000	103,050
Hercules Offshore, Inc.*	43,800	207,174

		310,224

Food & Staples Retailing - 2.84%
Ingles Markets, Inc., Class A	6,200	109,368
Pantry, Inc. (The)*	7,000	91,070
Spartan Stores, Inc.	6,000	108,720

www.bridgeway.com	23

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Susser Holdings Corp.*	11,800	$302,906

		612,064

Food Products - 0.89%
Chiquita Brands
International, Inc.*	9,000	79,110
Smart Balance, Inc.*	17,000	112,370

		191,480

Health Care Equipment & Supplies - 1.03%
Greatbatch, Inc.*	4,900	120,148
Orthofix International N.V.*	2,700	101,466

		221,614

Health Care Providers & Services - 7.05%
Ensign Group, Inc. (The)	13,400	363,944
Five Star Quality Care, Inc.*	16,500	56,265
Healthways, Inc.*	13,000	95,680
Kindred Healthcare, Inc.*	17,400	150,336
Metropolitan Health Networks, Inc.*	26,100	244,557
National Healthcare Corp.	5,800	264,248
Skilled Healthcare Group, Inc., Class A*	24,900	190,734
Triple-S Management Corp., Class B*	6,800	157,080

		1,522,844

Health Care Technology - 1.88%
HealthStream, Inc.*	17,500	405,825

Hotels, Restaurants & Leisure - 6.27%
Ameristar Casinos, Inc.	11,100	206,793
Caribou Coffee Co., Inc.*	7,400	137,936
CEC Entertainment, Inc.	3,300	125,103
Einstein Noah Restaurant Group, Inc.	14,100	210,372
Isle of Capri Casinos, Inc.*	12,900	91,074
Marcus Corp.	8,700	109,185
Papa John’s International, Inc.*	3,300	124,278
Red Robin Gourmet Burgers, Inc.*	3,500	130,165
Sonic Corp.*	28,500	218,880

		1,353,786

Insurance - 4.31%
American Equity Investment Life Holding Co.	19,000	242,630
Crawford & Co., Class B	23,539	115,341

Industry Company	Shares	Value

Insurance (continued)
Flagstone Reinsurance Holdings SA	15,000	$118,050
Maiden Holdings, Ltd.	16,400	147,600
Stewart Information Services Corp.	8,100	115,101
United Fire Group, Inc.	10,700	191,423

		930,145

Internet & Catalog Retail - 0.50%
Nutrisystem, Inc.#	9,600	107,808

Internet Software & Services - 1.19%
Internet Initiative Japan, Inc. - Sponsored ADR+	9,100	80,535
United Online, Inc.	36,100	176,529

		257,064

IT Services - 1.43%
Echo Global Logistics, Inc.*+	5,800	93,380
Heartland Payment Systems, Inc.	7,500	216,300

		309,680

Leisure Equipment & Products - 3.56%
Arctic Cat, Inc.*	3,900	167,037
Leapfrog Enterprises, Inc.*	29,600	247,456
Sturm Ruger & Co., Inc.	7,200	353,520

		768,013

Machinery - 4.47%
Alamo Group, Inc.	10,400	312,624
Briggs & Stratton Corp.	8,300	148,819
Kadant, Inc.*	5,000	119,100
Miller Industries, Inc.	10,200	172,584
Trimas Corp.*	9,500	212,705

		965,832

Media - 0.96%
Sinclair Broadcast Group, Inc., Class A	18,800	207,928

Metals & Mining - 0.50%
Universal Stainless & Alloy*	2,500	106,800

Oil, Gas & Consumable Fuels - 1.85%
Alon USA Energy, Inc.	20,000	181,000
REX American Resources Corp.*	7,100	217,970

		398,970

24	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Paper & Forest Products - 1.75%
Mercer International, Inc.*	18,000	$143,820
Neenah Paper, Inc.	7,900	234,946

		378,766

Professional Services - 3.47%
ICF International, Inc.*	8,600	218,182
Insperity, Inc.	6,700	205,288
On Assignment, Inc.*	18,600	324,942

		748,412

Real Estate Investment Trusts (REITs) - 4.23%
ARMOUR Residential REIT, Inc.+	31,300	211,275
Newcastle Investment Corp.	31,600	198,448
RAIT Financial Trust+	26,633	132,366
Retail Opportunity Investments Corp.+	21,700	261,268
Sabra Health Care REIT, Inc.	6,700	110,148

		913,505

Real Estate Management & Development - 0.60%
IRSA Inversiones y Representaciones SA - Sponsored ADR	12,800	129,408

Road & Rail - 2.80%
Celadon Group, Inc.	15,200	236,360
Quality Distribution, Inc.*	18,500	254,930
Saia, Inc.*	6,700	113,967

		605,257

Semiconductors & Semiconductor Equipment - 0.92%
Photronics, Inc.*	29,900	198,835

Specialty Retail - 4.95%
America’s Car-Mart, Inc.*	3,200	140,736
Conn’s, Inc.*	11,100	170,385
hhgregg, Inc.*+	6,700	76,246
Lithia Motors, Inc., Class A	5,900	154,580
Pep Boys-Manny, Moe & Jack (The)	9,700	144,724
Select Comfort Corp.*	11,800	382,202

		1,068,873

Textiles, Apparel & Luxury Goods - 2.26%
Movado Group, Inc.	8,300	203,765
Oxford Industries, Inc.	5,600	284,592

		488,357

Thrifts & Mortgage Finance - 1.29%
ViewPoint Financial Group	18,100	278,378

Industry Company		Shares	Value

Trading Companies & Distributors - 3.30%
Aceto Corp.		22,800	$216,372
DXP Enterprises, Inc.*		11,400	495,786

			712,158

Wireless Telecommunication Services - 0.73%
Leap Wireless International, Inc.*		18,100	158,013

TOTAL COMMON STOCKS - 97.90%			21,136,137

(Cost $19,005,893)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.67%
BlackRock FedFund	0.01%	359,439	359,439

TOTAL MONEY MARKET FUND — 1.67%			359,439

(Cost $359,439)

TOTAL INVESTMENTS - 99.57%			$21,495,576
(Cost $19,365,332)
Other Assets in Excess of Liabilities - 0.43%			93,421

NET ASSETS - 100.00%			$21,588,997

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $107,808.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $1,203,300 at March 31, 2012.

ADR - American Depositary Receipt

www.bridgeway.com	25

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$21,136,137	$—	$—	$21,136,137
Money Market Fund	—	359,439	—	359,439

TOTAL	$21,136,137	$359,439	$—	$21,495,576

Other Financial Inst- ruments**
Swaps	$—	$(1,215)	$—	$(1,215)

TOTAL	$—	$(1,215)	$—	$(1,215)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

26	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.12%
Aerospace & Defense - 0.65%
Curtiss-Wright Corp.	400	$14,804

Air Freight & Logistics - 0.40%
Forward Air Corp.	250	9,167

Airlines - 0.49%
Allegiant Travel Co.*	150	8,175
Hawaiian Holdings, Inc.*	550	2,877

		11,052

Auto Components - 1.09%
American Axle & Manufacturing Holdings, Inc.*	700	8,197
Dorman Products, Inc.*	150	7,590
Drew Industries, Inc.*	200	5,462
Standard Motor Products, Inc.	200	3,548

		24,797

Automobiles - 0.80%
Thor Industries, Inc.	500	15,780
Winnebago Industries, Inc.*	250	2,450

		18,230

Beverages - 0.04%
MGP Ingredients, Inc.	150	807

Biotechnology - 6.75%
Achillion Pharmaceuticals, Inc.*	650	6,227
Alnylam Pharmaceuticals, Inc.*	500	5,535
Anacor Pharmaceuticals, Inc.*	300	1,767
Anthera Pharmaceuticals, Inc.*	400	884
BioSpecifics Technologies Corp.*	50	791
Curis, Inc.*	700	3,374
Cytori Therapeutics, Inc.*	550	1,370
Dendreon Corp.*+	1,450	15,450
Exact Sciences Corp.*	525	5,859
Geron Corp.*	1,250	2,112
Halozyme Therapeutics, Inc.*	1,000	12,760
Human Genome Sciences, Inc.*+	1,625	13,390
Idenix Pharmaceuticals, Inc.*	950	9,300
Ironwood Pharmaceuticals, Inc.*	1,200	15,972

Industry Company	Shares	Value

Biotechnology (continued)
Isis Pharmaceuticals, Inc.*	900	$7,893
Keryx Biopharmaceuticals, Inc.*+	700	3,486
Nymox Pharmaceutical Corp.*+	250	2,010
OncoGenex Pharmaceutical, Inc.*	100	1,329
Opko Health, Inc.*+	2,550	12,062
Osiris Therapeutics, Inc.*+	300	1,536
Pharmacyclics, Inc.*	600	16,656
Repligen Corp.*	250	1,475
Rigel Pharmaceuticals, Inc.*	650	5,232
Synageva BioPharma Corp.*	200	7,174

		153,644

Building Products - 0.39%
Apogee Enterprises, Inc.	250	3,238
Gibraltar Industries, Inc.*	250	3,788
Insteel Industries, Inc.	150	1,822

		8,848

Capital Markets - 1.57%
Arlington Asset Investment Corp., Class A	50	1,110
Ellington Financial LLC	150	2,932
Epoch Holding Corp.	200	4,776
Gladstone Investment Corp.	250	1,893
Greenhill & Co., Inc.	250	10,910
Harris & Harris Group, Inc.*	300	1,245
HFF, Inc., Class A*	300	4,941
Kohlberg Capital Corp.	250	1,728
Virtus Investment Partners, Inc.*	50	4,289
Westwood Holdings Group, Inc.	50	1,936

		35,760

Chemicals - 1.94%
American Vanguard Corp.	200	4,338
H.B. Fuller Co.	425	13,953
Kraton Performance Polymers, Inc.*	300	7,971
OM Group, Inc.*	300	8,253
Schulman (A.), Inc.	250	6,755
Zep, Inc.	200	2,880

		44,150

Commercial Banks - 4.12%
Ames National Corp.	100	2,380

www.bridgeway.com	27

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Arrow Financial Corp.	100	$2,440
Banco Latinamericano de Comercio Exterior SA	350	7,388
Banner Corp.	150	3,305
Bridge Capital Holdings*	150	2,019
Camden National Corp.	50	1,758
Centerstate Banks, Inc.	250	2,040
Citizens & Northern Corp.	100	2,000
Columbia Banking System, Inc.	350	7,973
Community Trust Bancorp, Inc.	150	4,810
Eagle Bancorp, Inc.*	200	3,348
First Bancorp, Inc.	100	1,483
First California Financial Group, Inc.*	250	1,458
First Interstate Bancsystem, Inc.	450	6,579
First Merchants Corp.	250	3,085
German American Bancorp, Inc.	100	1,943
Lakeland Bancorp, Inc.	210	2,068
Metro Bancorp, Inc.*	100	1,169
MidWestOne Financial Group, Inc.	100	1,936
Northrim BanCorp, Inc.	50	1,076
Peoples Bancorp, Inc.	100	1,754
PrivateBancorp, Inc.	650	9,860
Republic Bancorp, Inc., Class A	175	4,186
Sun Bancorp, Inc.*	750	2,648
Taylor Capital Group, Inc.*	200	2,870
Virginia Commerce Bancorp, Inc.*	250	2,195
Washington Banking Co.	150	2,072
West Bancorporation, Inc.	200	1,998
Western Alliance Bancorp*	700	5,929

		93,770

Commercial Services & Supplies - 1.66%
Acorn Energy, Inc.	150	1,630
Encore Capital Group, Inc.*	200	4,510
EnergySolutions, Inc.*	800	3,920
Ennis, Inc.	250	3,955
G&K Services, Inc., Class A	150	5,130
Heritage-Crystal Clean, Inc.*	100	1,995
InnerWorkings, Inc.*	400	4,660
McGrath Rentcorp	200	6,422
Sykes Enterprises, Inc.*	350	5,530

		37,752

Industry Company	Shares	Value

Communications Equipment - 1.00%
Comtech Telecommunications Corp.	175	$5,702
Emulex Corp.*	750	7,785
Extreme Networks*	800	3,064
Globecomm Systems, Inc.*	200	2,896
Oclaro, Inc.*	500	1,970
Telular Corp.	150	1,269

		22,686

Computers & Peripherals - 1.70%
Cray, Inc.*	350	2,562
Electronics for Imaging, Inc.*	400	6,648
Intermec, Inc.*	550	4,251
OCZ Technology Group, Inc.*+	600	4,188
Super Micro Computer, Inc.*	350	6,111
Synaptics, Inc.*	300	10,953
Xyratex, Ltd.	250	3,978

		38,691

Construction & Engineering - 0.52%
Argan, Inc.	150	2,406
Furmanite Corp.*	350	2,247
Primoris Services Corp.	450	7,227

		11,880

Construction Materials - 0.13%
United States Lime & Minerals, Inc.*	50	2,994

Consumer Finance - 0.33%
DFC Global Corp.*	400	7,548

Containers & Packaging - 0.30%
AEP Industries, Inc.*	50	1,740
Myers Industries, Inc.	350	5,163

		6,903

Distributors - 0.81%
Pool Corp.	400	14,968
VOXX International Corp.*	250	3,390

		18,358

Diversified Consumer Services - 1.45%
Capella Education Co.*	100	3,595
Career Education Corp.*	600	4,836
Coinstar, Inc.*+	275	17,476
Grand Canyon Education, Inc.*	400	7,104

		33,011

28	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services - 0.11%
Marlin Business Services Corp.	100	$1,506
MicroFinancial, Inc.	150	1,028

		2,534

Diversified Telecommunication Services - 0.44%
Cincinnati Bell, Inc.*	1,700	6,834
HickoryTech Corp.	100	1,034
inContact, Inc.*	400	2,232

		10,100

Electric Utilities - 0.56%
PNM Resources, Inc.	700	12,810

Electrical Equipment - 2.22%
AZZ, Inc.	100	5,164
Belden, Inc.	400	15,164
Franklin Electric Co., Inc.	200	9,814
Global Power Equipment Group, Inc.*	150	4,155
II-VI, Inc.*	550	13,008
Preformed Line Products Co.	50	3,275

		50,580

Electronic Equipment, Instruments & Components - 6.07%
Aeroflex Holding Corp.*	750	8,355
Benchmark Electronics, Inc.*	500	8,245
Brightpoint, Inc.*	600	4,830
Cognex Corp.	375	15,885
Daktronics, Inc.	350	3,112
DDi Corp.	200	2,440
FARO Technologies, Inc.*	150	8,749
FEI Co.*	350	17,188
ID Systems, Inc.*	150	897
Key Tronic Corp.*	100	948
LeCroy Corp.*	200	2,078
Maxwell Technologies, Inc.*	250	4,582
Measurement Specialties, Inc.*	150	5,055
Mesa Laboratories, Inc.	25	1,233
NeoPhotonics Corp.*	250	1,182
Newport Corp.*	325	5,759
OSI Systems, Inc.*	175	10,728
PAR Technology Corp.*	150	732
Park Electrochemical Corp.	200	6,046
SYNNEX Corp.*	325	12,396
Vishay Intertechnology, Inc.*	1,450	17,632

		138,072

Industry Company	Shares	Value

Energy Equipment & Services - 1.00%
Bristow Group, Inc.	325	$15,512
Global Geophysical Services, Inc.*	350	3,714
Matrix Service Co.*	250	3,502

		22,728

Food & Staples Retailing - 1.32%
Pricesmart, Inc.	250	18,203
Spartan Stores, Inc.	200	3,624
Susser Holdings Corp.*	200	5,134
Village Super Market, Inc., Class A	100	3,159

		30,120

Food Products - 0.56%
Alico, Inc.	50	1,155
Calavo Growers, Inc.	150	4,017
Cal-Maine Foods, Inc.	200	7,652

		12,824

Health Care Equipment & Supplies - 2.97%
Accuray, Inc.*	650	4,589
Antares Pharma, Inc.*	1,100	3,553
Atrion Corp.	25	5,255
Cantel Medical Corp.	250	6,272
CONMED Corp.	250	7,468
CryoLife, Inc.*	250	1,318
Delcath Systems, Inc.*+	450	1,413
DexCom, Inc.*	600	6,258
Endologix, Inc.*	500	7,325
OraSure Technologies, Inc.*	400	4,596
Orthofix International N.V.*	150	5,637
PhotoMedex, Inc.*+	150	1,942
Spectranetics Corp.*	350	3,640
Synergetics USA, Inc.*	250	1,625
Wright Medical Group, Inc.*	350	6,762

		67,653

Health Care Providers & Services - 2.05%
Bio-Reference Labs, Inc.*	250	5,878
Landauer, Inc.	75	3,976
LCA-Vision, Inc.*	150	942
Metropolitan Health Networks, Inc.*	350	3,280
Molina Healthcare, Inc.*	400	13,452
MWI Veterinary Supply, Inc.*	100	8,800
National Research Corp.	50	2,147
Providence Service Corp. (The)*	150	2,326

www.bridgeway.com	29

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	250	$5,775

		46,576

Health Care Technology - 0.26%
HealthStream, Inc.*	250	5,798

Hotels, Restaurants & Leisure - 2.92%
AFC Enterprises, Inc.*	200	3,392
Benihana, Inc.	150	1,957
Caribou Coffee Co., Inc.*	200	3,728
Churchill Downs, Inc.	150	8,385
Denny’s Corp.*	850	3,434
DineEquity, Inc.*	150	7,440
Luby’s, Inc.*	300	1,821
Nathan’s Famous, Inc.*	50	1,060
Papa John’s International, Inc.*	200	7,532
Peet’s Coffee & Tea, Inc.*	100	7,370
Ruth’s Hospitality Group, Inc.*	400	3,036
Scientific Games Corp., Class A*	850	9,911
Shuffle Master, Inc.*	425	7,480

		66,546

Household Durables - 1.43%
Blyth, Inc.	75	5,612
Cavco Industries, Inc.*	50	2,329
CSS Industries, Inc.	100	1,946
Furniture Brands International, Inc.*	550	924
iRobot Corp.*	250	6,815
KB Home+	700	6,230
La-Z-Boy, Inc.*	450	6,732
Libbey, Inc.*	150	1,941

		32,529

Household Products - 0.62%
Harbinger Group, Inc.*	1,250	6,475
Orchids Paper Products Co.	50	900
WD-40 Co.	150	6,802

		14,177

Industrial Conglomerates - 0.18%
Standex International Corp.	100	4,119

Insurance - 3.34%
Amtrust Financial Services, Inc.	525	14,112
Citizens, Inc.*	450	4,446

Industry Company	Shares	Value

Insurance (continued)
Donegal Group, Inc., Class A	200	$2,734
eHealth, Inc.*	200	3,262
EMC Insurance Group, Inc.	100	2,009
Horace Mann Educators Corp.	350	6,167
Investors Title Co.	25	1,168
National Interstate Corp.	150	3,837
OneBeacon Insurance Group, Ltd., Class A	800	12,328
Primerica, Inc.	550	13,865
Stewart Information Services Corp.	200	2,842
Tower Group, Inc.	350	7,850
Universal Insurance Holdings, Inc.	350	1,362

		75,982

Internet & Catalog Retail - 0.18%
1-800-Flowers.com, Inc., Class A*	550	1,666
PetMed Express, Inc.	200	2,476

		4,142

Internet Software & Services - 1.49%
Earthlink, Inc.	950	7,590
Glowpoint, Inc.*	250	675
InfoSpace, Inc.*	350	4,483
Internap Network Services Corp.*	450	3,303
Liquidity Services, Inc.*	250	11,200
Stamps.com, Inc.*	150	4,182
TechTarget, Inc.*	350	2,426

		33,859

IT Services - 1.32%
Acxiom Corp.*	725	10,643
Innodata Isogen, Inc.*	250	1,348
Lionbridge Technologies, Inc.*	550	1,584
MAXIMUS, Inc.	300	12,201
TNS, Inc.*	200	4,346

		30,122

Leisure Equipment & Products - 0.78%
Arctic Cat, Inc.*	150	6,425
Callaway Golf Co.	600	4,056
Sturm Ruger & Co., Inc.	150	7,365

		17,846

30	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services - 1.60%
BG Medicine, Inc.*	150	$1,053
Cambrex Corp.*	250	1,748
Charles River Laboratories International, Inc.*	425	15,338
eResearchTechnology, Inc.*	400	3,128
Medtox Scientific, Inc.*	100	1,686
PAREXEL International Corp.*	500	13,485

		36,438

Machinery - 2.17%
Actuant Corp., Class A	600	17,394
Cascade Corp.	100	5,012
Columbus McKinnon Corp.*	200	3,258
Hardinge, Inc.	100	946
Mueller Water Products, Inc., Class A	1,450	4,828
NACCO Industries, Inc., Class A	75	8,728
RBC Bearings, Inc.*	200	9,226

		49,392

Marine - 0.85%
Alexander & Baldwin, Inc.	350	16,958
Eagle Bulk Shipping, Inc.*+	600	1,164
International Shipholding Corp.	50	1,154

		19,276

Media - 2.75%
AH Belo Corp., Class A	200	978
Belo Corp., Class A	1,150	8,245
Entercom Communications Corp., Class A*	400	2,596
Gray Television, Inc.*	500	945
Harte-Hanks, Inc.	550	4,978
Lions Gate Entertainment Corp.*+	1,275	17,748
Live Nation Entertainment, Inc.*	1,650	15,510
Saga Communications, Inc., Class A*	50	1,790
Scholastic Corp.	275	9,702

		62,492

Metals & Mining - 0.14%
Paramount Gold & Silver Corp.*	1,400	3,164

Oil, Gas & Consumable Fuels - 1.60%
Adams Resources & Energy, Inc.	50	2,859

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Endeavour International Corp.*	350	$4,148
REX American Resources Corp.*	50	1,535
Ship Finance International, Ltd.	700	10,710
Targa Resources Corp.	350	15,907
USEC, Inc.*	1,150	1,219

		36,378

Paper & Forest Products - 0.48%
PH Glatfelter Co.	400	6,312
Wausau Paper Corp.	500	4,690

		11,002

Personal Products - 0.48%
Female Health Co. (The)	300	1,626
Nutraceutical International Corp.*	100	1,456
Prestige Brands Holdings, Inc.*	450	7,866

		10,948

Pharmaceuticals - 1.95%
Akorn, Inc.*	975	11,408
Alimera Sciences, Inc.*	250	845
Cumberland Pharmaceuticals, Inc.*	200	1,500
Hi-Tech Pharmacal Co., Inc.*	100	3,593
Lannett Co., Inc.*	250	1,042
MAP Pharmaceuticals, Inc.*	250	3,590
Pernix Therapeutics Holdings*	200	1,800
Santarus, Inc.*	650	3,802
Vivus, Inc.*	750	16,770

		44,350

Professional Services - 1.77%
Advisory Board Co. (The)*	150	13,293
CDI Corp.	150	2,689
Exponent, Inc.*	100	4,852
Huron Consulting Group, Inc.*	200	7,512
Resources Connection, Inc.	400	5,620
TrueBlue, Inc.*	350	6,258

		40,224

Real Estate Investment Trusts (REITs) - 10.30%
Ashford Hospitality Trust, Inc.	600	5,406

www.bridgeway.com	31

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Campus Crest Communities, Inc.	250	$2,915
Chatham Lodging Trust	100	1,269
Chesapeake Lodging Trust	300	5,391
CommonWealth REIT	750	13,965
Coresite Realty Corp.	200	4,718
DCT Industrial Trust, Inc.	2,100	12,390
DiamondRock Hospitality Co.	1,500	15,435
EastGroup Properties, Inc.	225	11,299
Education Realty Trust, Inc.	800	8,672
First Potomac Realty Trust	450	5,440
Healthcare Realty Trust, Inc.	675	14,850
Hudson Pacific Properties, Inc.	300	4,539
Lexington Realty Trust	1,350	12,136
Mission West Properties, Inc.	200	1,972
National Health Investors, Inc.	225	10,976
One Liberty Properties, Inc.	150	2,745
Pebblebrook Hotel Trust	450	10,161
Pennsylvania Real Estate Investment Trust	500	7,635
PS Business Parks, Inc.	200	13,108
RAIT Financial Trust+	400	1,988
Ramco-Gershenson Properties Trust	350	4,277
Sovran Self Storage, Inc.	250	12,458
STAG Industrial, Inc.+	200	2,792
Strategic Hotels & Resorts, Inc.*	1,650	10,857
Sun Communities, Inc.	225	9,749
UMH Properties, Inc.	150	1,644
Urstadt Biddle Properties, Inc., Class A	250	4,935
Washington Real Estate Investment Trust	575	17,078
Winthrop Realty Trust	300	3,477

		234,277

Real Estate Management & Development - 0.32%
AV Homes, Inc.*	100	1,218
Kennedy-Wilson Holdings, Inc.	450	6,075

		7,293

Road & Rail - 1.97%
Avis Budget Group, Inc.*	950	13,442
Celadon Group, Inc.	200	3,110

Industry Company	Shares	Value

Road & Rail (continued)
Marten Transport, Ltd.	200	$4,414
Roadrunner Transportation Systems, Inc.*	250	4,338
Saia, Inc.*	150	2,552
Swift Transportation Co.*	1,200	13,848
Universal Truckload Services, Inc.	150	2,259
USA Truck, Inc.*	100	775

		44,738

Semiconductors & Semiconductor Equipment - 5.55%
Amkor Technology, Inc.*	1,500	9,218
ATMI, Inc.*	275	6,408
Axcelis Technologies, Inc.*	1,000	1,720
Cirrus Logic, Inc.*	600	14,280
Cohu, Inc.	200	2,274
Diodes, Inc.*	400	9,272
Entropic Communications, Inc.*	850	4,956
IXYS Corp.*	250	3,300
LTX-Credence Corp.*	450	3,236
MaxLinear, Inc., Class A*	300	1,671
MEMSIC, Inc.*	250	1,052
Microsemi Corp.*	750	16,080
Mindspeed Technologies, Inc.*	300	1,911
MIPS Technologies, Inc.*	500	2,720
Nanometrics, Inc.*	200	3,702
PMC - Sierra, Inc.*	2,050	14,821
Semtech Corp.*	575	16,364
Ultratech, Inc.*	225	6,520
Volterra Semiconductor Corp.*	200	6,883

		126,388

Software - 2.72%
Bottomline Technologies, Inc.*	325	9,080
Deltek, Inc.*	600	6,396
Guidance Software, Inc.*	200	2,210
Monotype Imaging Holdings, Inc.*	375	5,588
Net 1 UEPS Technologies, Inc.*	400	3,616
QAD, Inc., Class A*	150	1,965
Synchronoss Technologies, Inc.*	350	11,172
Take-Two Interactive Software, Inc.*	800	12,308

32	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Software (continued)
Tyler Technologies, Inc.*	250	$9,603

		61,938

Specialty Retail - 5.06%
America’s Car-Mart, Inc.*	100	4,398
Asbury Automotive Group, Inc.*	275	7,425
Bebe Stores, Inc.	750	6,923
Cato Corp., Class A (The)	250	6,910
Genesco, Inc.*	200	14,330
Men’s Wearhouse, Inc. (The)	450	17,446
Monro Muffler Brake, Inc.	250	10,373
Pier 1 Imports, Inc.*	950	17,271
rue21, inc.*	200	5,868
Select Comfort Corp.*	500	16,195
Systemax, Inc.*	300	5,058
Winmark Corp.	50	2,897

		115,094

Textiles, Apparel & Luxury Goods - 1.48%
Charles & Colvard, Ltd.*	200	924
Kenneth Cole Productions, Inc., Class A*	150	2,415
Movado Group, Inc.	225	5,524
Oxford Industries, Inc.	150	7,623
Steven Madden, Ltd.*	400	17,100

		33,586

Thrifts & Mortgage Finance - 1.84%
Bank Mutual Corp.	500	2,020
Brookline Bancorp, Inc.	600	5,622
First Defiance Financial Corp.	100	1,686
First Pactrust Bancorp, Inc.	100	1,192
Franklin Financial Corp.*	150	2,015
Kaiser Federal Financial Group, Inc.	100	1,399
Provident New York Bancorp	350	2,961
Rockville Financial, Inc.	300	3,495
ViewPoint Financial Group	350	5,383
Washington Federal, Inc.	950	15,979

		41,752

Trading Companies & Distributors - 0.89%
Aircastle, Ltd.	650	7,956
TAL International Group, Inc.	300	11,013
Willis Lease Finance Corp.*	100	1,301

		20,270

Industry Company	Shares	Value

Water Utilities - 0.06%
Connecticut Water Service, Inc.	50	$1,414

Wireless Telecommunication Services - 0.18%
NTELOS Holdings Corp.	200	4,140

TOTAL COMMON STOCKS - 100.12%		2,278,523

(Cost $2,023,422)

EXCHANGE TRADED FUND - 0.04%
iShares Russell 2000 Index Fund	12	994

TOTAL EXCHANGE TRADED FUND - 0.04%		994

(Cost $815)

WARRANTS - 0.00%
Magnum Hunter Resources Corp. Warrants*Δ	115	—

TOTAL WARRANTS - 0.00%		—

(Cost $ — )

TOTAL INVESTMENTS - 100.16%		$2,279,517
(Cost $2,024,237)
Liabilities in Excess of Other Assets - (0.16%)		(3,688)

NET ASSETS - 100.00%		$2,275,829

*	Non-income producing security.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $97,452 at March 31, 2012.

LLC - Limited Liability Company

www.bridgeway.com	33

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$2,278,523	$—	$—	$2,278,523
Exchange Traded Fund	994	—	—	994
Warrants	—	—	—	—

TOTAL	$2,279,517	$—	$—	$2,279,517

See Notes to Quarterly Schedule of Investments.

34	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.27%
Aerospace & Defense - 2.03%
Astronics Corp.*	9,800	$342,608
Triumph Group, Inc.	6,400	401,024

		743,632

Air Freight & Logistics - 1.35%
Park-Ohio Holdings Corp.*	24,600	493,230

Airlines - 1.56%
Alaska Air Group, Inc.*	16,000	573,120

Auto Components - 1.50%
American Axle & Manufacturing Holdings, Inc.*	47,100	551,541

Beverages - 0.89%
Coca-Cola Bottling Co. Consolidated	5,200	326,248

Capital Markets - 0.54%
Ladenburg Thalmann Financial Services, Inc.*	111,700	198,826

Chemicals - 2.27%
Innospec, Inc.*	14,100	428,358
TPC Group, Inc.*	9,100	402,311

		830,669

Commercial Banks - 0.87%
Taylor Capital Group, Inc.*	22,100	317,135

Commercial Services & Supplies - 2.91%
Consolidated Graphics, Inc.*	14,500	656,125
InnerWorkings, Inc.*	6,369	74,199
Team, Inc.*	10,900	337,355

		1,067,679

Communications Equipment - 1.00%
Globecomm Systems, Inc.*	25,300	366,344

Construction & Engineering - 0.98%
MYR Group, Inc.*	20,200	360,772

Consumer Finance - 3.69%
Cash America International, Inc.	3,200	153,376
Credit Acceptance Corp.*	6,400	646,464
DFC Global Corp.*	10,500	198,135
World Acceptance Corp.*	5,800	355,250

		1,353,225

Diversified Consumer Services - 1.28%
Bridgepoint Education, Inc.*	19,000	470,250

Industry Company	Shares	Value

Diversified Telecommunication Services - 0.51%
Vonage Holdings Corp.*	85,300	$188,513

Electronic Equipment, Instruments & Components - 6.66%
Brightpoint, Inc.*	31,600	254,380
FEI Co.*	13,400	658,074
Insight Enterprises, Inc.*	23,600	517,548
OSI Systems, Inc.*	10,600	649,780
Richardson Electronics, Ltd.	30,400	364,192

		2,443,974

Energy Equipment & Services - 1.42%
Pioneer Drilling Co.*	38,100	335,280
RPC, Inc.+	17,425	184,879

		520,159

Food & Staples Retailing - 1.10%
Casey’s General Stores, Inc.	7,300	404,858

Food Products - 2.07%
Darling International, Inc.*	27,400	477,308
Smart Balance, Inc.*	42,700	282,247

		759,555

Health Care Equipment & Supplies - 3.15%
Align Technology, Inc.*	7,100	195,605
Orthofix International N.V.*	11,000	413,380
Synergetics USA, Inc.*	83,900	545,350

		1,154,335

Health Care Providers & Services - 11.37%
AMERIGROUP Corp.*	5,300	356,584
Centene Corp.*	9,100	445,627
Corvel Corp.*	9,100	362,999
Ensign Group, Inc. (The)	14,300	388,388
Metropolitan Health Networks, Inc.*	96,100	900,457
MWI Veterinary Supply, Inc.*	4,800	422,400
RadNet, Inc.*	100,000	318,000
U.S. Physical Therapy, Inc.	10,200	235,110
WellCare Health Plans, Inc.*	10,300	740,364

		4,169,929

Health Care Technology - 2.12%
HealthStream, Inc.*	33,600	779,184

Hotels, Restaurants & Leisure - 4.92%
Caribou Coffee Co., Inc.*	13,300	247,912
CEC Entertainment, Inc.#	7,800	295,698
Cheesecake Factory, Inc. (The)*	12,600	370,314
Domino’s Pizza, Inc.	16,900	613,470

www.bridgeway.com	35

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Krispy Kreme Doughnuts, Inc.*	38,100	$278,130

		1,805,524

Insurance - 0.62%
Crawford & Co., Class B	46,000	225,400

Internet Software & Services - 1.36%
j2 Global, Inc.	13,100	375,708
Travelzoo, Inc.*+	5,300	121,900

		497,608

IT Services - 6.44%
CACI International, Inc., Class A*	7,700	479,633
Cardtronics, Inc.*	14,800	388,500
Computer Task Group, Inc.*	34,600	530,072
Echo Global Logistics, Inc.*+	19,700	317,170
Heartland Payment Systems, Inc.	14,600	421,064
Unisys Corp.*	11,400	224,808

		2,361,247

Leisure Equipment & Products - 1.75%
Sturm Ruger & Co., Inc.	13,100	643,210

Machinery - 6.23%
Sauer-Danfoss, Inc.	18,400	864,800
Tennant Co.	6,600	290,400
Titan International, Inc.+	18,600	439,890
Trimas Corp.*	30,800	689,612

		2,284,702

Media - 2.26%
Sinclair Broadcast Group, Inc., Class A	74,800	827,288

Oil, Gas & Consumable Fuels - 4.34%
Berry Petroleum Co., Class A	7,800	367,614
Cheniere Energy, Inc.*	24,900	373,002
Clayton Williams Energy, Inc.*	3,500	278,040
Contango Oil & Gas Co.*	4,500	265,095
CVR Energy, Inc.*	5,500	147,125
Westmoreland Coal Co.*	14,400	160,848

		1,591,724

Professional Services - 1.46%
Insperity, Inc.	17,500	536,200

Industry Company		Shares	Value

Road & Rail - 0.59%
Quality Distribution, Inc.*		15,600	$214,968

Semiconductors & Semiconductor Equipment - 3.08%
Cirrus Logic, Inc.*		22,600	537,880
GT Advanced Technologies, Inc.*		71,700	592,959

			1,130,839

Software - 1.37%
ePlus, Inc.*		8,900	284,533
QAD, Inc., Class A*		16,600	217,460

			501,993

Specialty Retail - 11.75%
America’s Car-Mart, Inc.*		6,900	303,462
Cost Plus, Inc.*		44,800	801,920
Destination Maternity Corp.		10,800	200,556
Genesco, Inc.*		6,200	444,230
Monro Muffler Brake, Inc.		9,850	408,677
Sally Beauty Holdings, Inc.*		18,000	446,400
Select Comfort Corp.*		29,400	952,266
Ulta Salon Cosmetics & Fragrance, Inc.		4,600	427,294
Zumiez, Inc.*		9,000	324,990

			4,309,795

Trading Companies & Distributors - 4.83%
DXP Enterprises, Inc.*		25,100	1,091,599
H&E Equipment Services, Inc.*		18,300	346,236
Titan Machinery, Inc.*		11,800	332,760

			1,770,595

TOTAL COMMON STOCKS - 100.27%			36,774,271

(Cost $29,877,237)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.86%
BlackRock FedFund	0.01%	317,657	317,657

TOTAL MONEY MARKET FUND - 0.86%			317,657

(Cost $317,657)

36	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Value
TOTAL INVESTMENTS - 101.13%	$37,091,928
(Cost $30,194,894)
Liabilities in Excess of Other Assets - (1.13%)	(415,921)

NET ASSETS - 100.00%	$36,676,007

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $295,698.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $795,205 at March 31, 2012.

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$36,774,271	$—	$—	$36,774,271
Money Market Fund	—	317,657	—	317,657

TOTAL	$36,774,271	$317,657	$—	$37,091,928

Other Financial Instru- ments** Swaps	$—	$(808)	$—	$(808)

TOTAL	$—	$(808)	$—	$(808)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	37

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.53%
Aerospace & Defense - 4.33%
Ceradyne, Inc.	20,300	$660,968
Curtiss-Wright Corp.	15,300	566,253
Esterline Technologies Corp.*	10,500	750,330
GenCorp, Inc.*	85,900	609,890
Triumph Group, Inc.	12,500	783,250

		3,370,691

Airlines - 2.63%
Alaska Air Group, Inc.*	44,400	1,590,408
Republic Airways Holdings, Inc.*	93,200	460,408

		2,050,816

Auto Components - 0.42%
Standard Motor Products, Inc.	18,200	322,868

Biotechnology - 0.31%
Vanda Pharmaceuticals, Inc.*	51,000	244,290

Building Products - 0.74%
NCI Building Systems, Inc.*	50,000	575,500

Capital Markets - 1.51%
Arlington Asset Investment Corp., Class A	32,700	725,940
Calamos Asset Management, Inc., Class A	34,100	447,051

		1,172,991

Chemicals - 1.53%
American Vanguard Corp.	37,100	804,699
Quaker Chemical Corp.	9,900	390,555

		1,195,254

Commercial Banks - 6.04%
Bancfirst Corp.	11,000	479,160
Bancorp, Inc. (The)*	47,200	473,888
City Holding Co.+	16,900	586,768
FNB Corp.	33,300	402,264
Merchants Bancshares, Inc.	11,500	324,070
Republic Bancorp, Inc., Class A	19,700	471,224
SVB Financial Group*	8,400	540,456
Taylor Capital Group, Inc.*+	30,000	430,500
United Community Banks, Inc.*	55,640	542,490
Wintrust Financial Corp.	12,800	458,112

		4,708,932

Industry Company	Shares	Value

Commercial Services & Supplies - 1.61%
Cenveo, Inc.*	163,400	$552,292
Multi-Color Corp.	31,300	704,563

		1,256,855

Communications Equipment - 0.48%
Globecomm Systems, Inc.*	26,000	376,480

Construction & Engineering - 0.94%
Dycom Industries, Inc.*	31,500	735,840

Consumer Finance - 1.70%
Nelnet, Inc., Class A	15,900	411,969
World Acceptance Corp.*	14,900	912,625

		1,324,594

Diversified Financial Services - 0.79%
Interactive Brokers Group, Inc., Class A	36,400	618,800

Diversified Telecommunication Services - 1.06%
IDT Corp., Class B	22,800	212,952
Vonage Holdings Corp.*	277,700	613,717

		826,669

Electric Utilities - 2.88%
Cleco Corp.	21,300	844,545
El Paso Electric Co.	31,500	1,023,435
Unitil Corp.	13,900	372,937

		2,240,917

Electronic Equipment, Instruments & Components - 4.64%
Brightpoint, Inc.*	69,600	560,280
Insight Enterprises, Inc.*	67,400	1,478,082
OSI Systems, Inc.*	14,600	894,980
Richardson Electronics, Ltd.	56,900	681,662

		3,615,004

Energy Equipment & Services - 3.70%
Helix Energy Solutions Group, Inc.*	34,800	619,440
Hercules Offshore, Inc.*	339,300	1,604,889
Pioneer Drilling Co.*	75,100	660,880

		2,885,209

Food & Staples Retailing - 1.07%
Pantry, Inc. (The)*	31,900	415,019
Susser Holdings Corp.*	16,300	418,421

		833,440

Food Products - 0.82%
Smart Balance, Inc.*	96,300	636,543

38	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Gas Utilities - 0.86%
Laclede Group, Inc. (The)	17,100	$667,242

Health Care Providers & Services - 3.03%
Kindred Healthcare, Inc.*	67,100	579,744
Skilled Healthcare Group, Inc., Class A*	90,300	691,698
Triple-S Management Corp., Class B*	26,100	602,910
U.S. Physical Therapy, Inc.	21,000	484,050

		2,358,402

Hotels, Restaurants & Leisure - 3.44%
Caribou Coffee Co., Inc.*	33,700	628,168
Domino’s Pizza, Inc.	24,700	896,610
Town Sports International Holdings, Inc.*	91,500	1,155,645

		2,680,423

Household Durables - 1.98%
Blyth, Inc.	20,600	1,541,498

Industrial Conglomerates - 0.62%
Standex International Corp.	11,800	486,042

Insurance - 9.83%
Argo Group International Holdings, Ltd.	14,900	445,063
CNO Financial Group, Inc.*	130,000	1,011,400
Employers Holdings, Inc.	58,200	1,030,722
Infinity Property & Casualty Corp.	16,200	847,746
Meadowbrook Insurance Group, Inc.	83,400	778,122
ProAssurance Corp.	13,300	1,171,863
RLI Corp.	13,400	959,976
Symetra Financial Corp.	61,800	712,554
United Fire Group, Inc.	20,200	361,378
Universal Insurance Holdings, Inc.	87,491	340,340

		7,659,164

Internet Software & Services - 0.40%
United Online, Inc.	63,600	311,004

IT Services - 2.00%
CACI International, Inc., Class A*	15,800	984,182
Unisys Corp.*	29,000	571,880

		1,556,062

Leisure Equipment & Products - 0.70%
Arctic Cat, Inc.*	12,800	548,224

Industry Company	Shares	Value

Machinery - 0.77%
Lydall, Inc.*	58,500	$596,115

Media - 2.15%
Sinclair Broadcast Group, Inc., Class A	151,100	1,671,166

Metals & Mining - 1.42%
Kaiser Aluminum Corp.+	14,700	694,722
Universal Stainless & Alloy*	9,700	414,384

		1,109,106

Multiline Retail - 1.38%
Dillard’s, Inc., Class A	17,100	1,077,642

Oil, Gas & Consumable Fuels - 2.21%
Cloud Peak Energy, Inc.*	45,100	718,443
REX American Resources Corp.*	9,300	285,510
Swift Energy Co.*	13,500	391,905
Westmoreland Coal Co.*	29,300	327,281

		1,723,139

Paper & Forest Products - 1.73%
PH Glatfelter Co.	85,600	1,350,768

Personal Products - 1.08%
Elizabeth Arden, Inc.*	24,100	843,018

Pharmaceuticals - 1.07%
Medicines Co. (The)*	41,400	830,898

Real Estate Investment Trusts (REITs) - 13.15%
ARMOUR Residential REIT, Inc.+	59,300	400,275
BioMed Realty Trust, Inc.	85,600	1,624,688
First Industrial Realty Trust, Inc.*	142,600	1,761,110
Gramercy Capital Corp.*	225,300	601,551
iStar Financial, Inc.*+	81,300	589,425
MPG Office Trust, Inc.*#	392,700	918,918
Newcastle Investment Corp.	181,500	1,139,820
Retail Opportunity Investments Corp.+	91,000	1,095,640
Sabra Health Care REIT, Inc.	27,400	450,456
Weingarten Realty Investors	62,940	1,663,504

		10,245,387

Road & Rail - 4.16%
Amerco, Inc.	15,700	1,656,507
Arkansas Best Corp.	19,800	372,438
Quality Distribution, Inc.*	29,400	405,132

www.bridgeway.com	39

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Road & Rail (continued)
RailAmerica, Inc.*		37,700	$809,042

			3,243,119

Semiconductors & Semiconductor Equipment - 1.36%
Photronics, Inc.*		159,394	1,059,970

Specialty Retail - 6.26%
Cost Plus, Inc.*		93,600	1,675,440
Genesco, Inc.*		18,800	1,347,020
Penske Automotive Group, Inc.		27,500	677,325
Pep Boys-Manny, Moe & Jack (The)		18,900	281,988
Sally Beauty Holdings, Inc.*		36,200	897,760

			4,879,533

Thrifts & Mortgage Finance - 1.51%
Doral Financial Corp.*		243,800	375,452
Ocwen Financial Corp.*		51,100	798,693

			1,174,145

Trading Companies & Distributors - 1.22%
United Rentals, Inc.*+		22,200	952,158

TOTAL COMMON STOCKS - 99.53%			77,555,918

(Cost $64,824,945)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	182	182

TOTAL MONEY MARKET FUND - 0.00%			182

(Cost $182)

TOTAL INVESTMENTS - 99.53%			$77,556,100
(Cost $64,825,127)
Other Assets in Excess of Liabilities - 0.47%			369,559

NET ASSETS - 100.00%			$77,925,659

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $918,918.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $3,245,487 at March 31, 2012.

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$77,555,918	$—	$—	$77,555,918
Money Market Fund	—	182	—	182

TOTAL	$77,555,918	$182	$—	$77,556,100

See Notes to Quarterly Schedule of Investments

40	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.42%
Aerospace & Defense - 5.02%
Boeing Co. (The)	5,900	$438,783
Lockheed Martin Corp.	5,800	521,188
Northrop Grumman Corp.	6,600	403,128
Precision Castparts Corp.	2,300	397,670
Textron, Inc.	27,800	773,674

		2,534,443

Auto Components - 1.01%
TRW Automotive Holdings Corp.*	11,000	510,950

Automobiles - 0.80%
Ford Motor Co.	32,300	403,427

Beverages - 4.16%
Brown-Forman Corp., Class B	3,000	250,170
Coca-Cola Co. (The)	6,600	488,466
Coca-Cola Enterprises, Inc.	20,200	577,720
Dr. Pepper Snapple Group, Inc.	9,600	386,016
Monster Beverage Corp.*	6,400	397,376

		2,099,748

Biotechnology - 1.35%
Biogen Idec, Inc.*	5,400	680,238

Chemicals - 2.36%
CF Industries Holdings, Inc.	3,300	602,745
Sherwin-Williams Co. (The)	5,400	586,818

		1,189,563

Communications Equipment - 2.31%
Cisco Systems, Inc.	29,000	613,350
F5 Networks, Inc.*	4,100	553,336

		1,166,686

Computers & Peripherals - 5.20%
Apple, Inc.*#	2,800	1,678,516
Dell, Inc.*	36,700	609,220
Hewlett-Packard Co.	14,200	338,386

		2,626,122

Consumer Finance - 0.95%
Discover Financial Services	14,400	480,096

Containers & Packaging - 1.03%
Crown Holdings, Inc.*	14,100	519,303

Diversified Financial Services - 1.22%
Moody’s Corp.	14,600	614,660

Industry Company	Shares	Value

Diversified Telecommunication Services - 1.00%
Verizon Communications, Inc.	13,200	$504,636

Energy Equipment & Services - 1.98%
Diamond Offshore Drilling, Inc.+	6,300	420,525
Halliburton Co.	17,400	577,506

		998,031

Food & Staples Retailing - 1.53%
Wal-Mart Stores, Inc.	12,600	771,120

Food Products - 0.77%
General Mills, Inc.	9,800	386,610

Health Care Equipment & Supplies - 2.53%
Becton Dickinson & Co.	6,400	496,960
CR Bard, Inc.	7,900	779,888

		1,276,848

Health Care Providers & Services - 3.41%
AmerisourceBergen Corp.	21,400	849,152
DaVita, Inc.*	6,800	613,156
Humana, Inc.	2,800	258,944

		1,721,252

Hotels, Restaurants & Leisure - 0.97%
McDonald’s Corp.	5,000	490,500

Household Products - 3.20%
Colgate-Palmolive Co.	7,500	733,350
Kimberly-Clark Corp.	5,300	391,617
Procter & Gamble Co. (The)	7,300	490,633

		1,615,600

Industrial Conglomerates - 0.52%
General Electric Co.	13,200	264,924

Insurance - 1.02%
Travelers Cos., Inc. (The)	8,700	515,040

Internet Software & Services - 1.52%
Google, Inc., Class A*	1,200	769,488

IT Services - 8.91%
Accenture PLC, Class A	8,800	567,600
Alliance Data Systems Corp.*	3,800	478,648
International Business Machines Corp.	6,300	1,314,495
Mastercard, Inc., Class A	1,900	799,026

www.bridgeway.com	41

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
NeuStar, Inc., Class A*	10,300	$383,675
Visa, Inc., Class A	4,100	483,800
Western Union Co. (The)	26,700	469,920

		4,497,164

Leisure Equipment & Products - 0.63%
Polaris Industries, Inc.	4,400	317,460

Life Sciences Tools & Services - 0.93%
Agilent Technologies, Inc.	10,600	471,806

Machinery - 1.16%
Caterpillar, Inc.	5,500	585,860

Marine - 1.89%
Kirby Corp.*	14,500	953,955

Media - 3.68%
Comcast Corp., Class A	20,000	600,200
DIRECTV, Class A*	8,600	424,324
Viacom, Inc., Class B	17,600	835,296

		1,859,820

Metals & Mining - 1.24%
Freeport-McMoRan Copper & Gold, Inc.	16,400	623,856

Multiline Retail - 3.12%
Dollar General Corp.*	8,300	383,460
Dollar Tree, Inc.*	3,200	302,368
Macy’s, Inc.	16,000	635,680
Target Corp.	4,400	256,388

		1,577,896

Oil, Gas & Consumable Fuels - 6.82%
Chevron Corp.	7,500	804,300
Cimarex Energy Co.	4,200	316,974
ConocoPhillips	5,900	448,459
EQT Corp.	10,100	486,921
Exxon Mobil Corp.	6,000	520,380
HollyFrontier Corp.	10,600	340,790
Occidental Petroleum Corp.	5,500	523,765

		3,441,589

Paper & Forest Products - 1.28%
International Paper Co.	18,400	645,840

Personal Products - 2.23%
Estee Lauder Cos., Inc., Class A (The)	12,200	755,668
Herbalife, Ltd.	5,400	371,628

		1,127,296

Industry Company		Shares	Value

Pharmaceuticals - 0.84%
Abbott Laboratories		6,900	$422,901

Road & Rail - 2.27%
CSX Corp.		22,200	477,744
Union Pacific Corp.		6,200	666,376

			1,144,120

Semiconductors & Semiconductor Equipment - 4.62%
Atmel Corp.*		71,600	705,976
Intel Corp.		24,300	683,073
Lam Research Corp.*+		9,000	401,580
Xilinx, Inc.		14,900	542,807

			2,333,436

Software - 2.38%
Microsoft Corp.		23,600	761,100
Oracle Corp.		15,200	443,232

			1,204,332

Specialty Retail - 9.01%
Advance Auto Parts, Inc.		7,100	628,847
AutoZone, Inc.*		2,000	743,600
Bed Bath & Beyond, Inc.*		3,900	256,503
Gap, Inc. (The)		18,800	491,432
Home Depot, Inc. (The)		11,000	553,410
Limited Brands, Inc.		6,900	331,200
Ross Stores, Inc.		18,800	1,092,280
TJX Cos., Inc.		11,400	452,694

			4,549,966

Textiles, Apparel & Luxury Goods - 1.18%
Coach, Inc.		7,700	595,056

Trading Companies & Distributors - 3.37%
Fastenal Co.		7,200	389,520
W.W. Grainger, Inc.		6,100	1,310,341

			1,699,861

TOTAL COMMON STOCKS - 99.42%			50,191,499

(Cost $40,702,265)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.58%
BlackRock FedFund	0.01%	292,266	292,266

TOTAL MONEY MARKET FUND - 0.58%			292,266

(Cost $292,266)

42	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Value
TOTAL INVESTMENTS - 100.00%	$50,483,765
(Cost $40,994,531)
Liabilities in Excess of Other Assets - 0.00%	(2,168)

NET ASSETS - 100.00%	$50,481,597

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $479,576.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $570,884 at March 31, 2012.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

		Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signi- ficant Obser- vable Inputs	Level 3 Signi- ficant Unobser- vable Inputs	Total
Common Stocks	$50,191,499	$—	$—	$50,191,499
Money Market Fund	—	292,266	—	292,266

TOTAL	$50,191,499	$292,266	$—	$50,483,765

Other Financial Inst- ruments**
Swaps	$—	$408	$—	$408

TOTAL	$—	$408	$—	$408

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	43

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.88%
Aerospace & Defense - 2.51%
United Technologies Corp.	89,280	$7,404,883

Air Freight & Logistics - 2.65%
United Parcel Service, Inc., Class B	96,963	7,826,853

Beverages - 5.41%
Coca-Cola Co. (The)	110,057	8,145,319
PepsiCo, Inc.	118,150	7,839,252

		15,984,571

Capital Markets - 2.58%
Goldman Sachs Group, Inc. (The)	61,200	7,611,444

Chemicals - 2.61%
Monsanto Co.	96,650	7,708,804

Commercial Banks - 2.61%
Wells Fargo & Co.	226,059	7,717,654

Communications Equipment - 2.65%
Cisco Systems, Inc.	370,808	7,842,589

Computers & Peripherals - 6.58%
Apple, Inc.*	19,800	11,869,506
Hewlett-Packard Co.	318,000	7,577,940

		19,447,446

Diversified Financial Services - 6.12%
Bank of America Corp.	841,908	8,057,060
JPMorgan Chase & Co.	218,295	10,037,204

		18,094,264

Diversified Telecommunication Services - 5.07%
AT&T, Inc.	239,925	7,492,858
Verizon Communications, Inc.	195,589	7,477,367

		14,970,225

Energy Equipment & Services - 2.50%
Schlumberger, Ltd.	105,700	7,391,601

Food & Staples Retailing - 5.15%
CVS Caremark Corp.	166,600	7,463,680
Wal-Mart Stores, Inc.	126,719	7,755,203

		15,218,883

Hotels, Restaurants & Leisure - 3.24%
McDonald’s Corp.	97,500	9,564,750

Industry Company	Shares	Value

Household Products - 2.59%
Procter & Gamble Co. (The)	114,026	$7,663,687

Industrial Conglomerates - 5.16%
3M Co.	84,650	7,551,627
General Electric Co.	383,543	7,697,708

		15,249,335

Insurance - 2.56%
Berkshire Hathaway, Inc., Class B*	93,250	7,567,238

Internet Software & Services - 2.62%
Google, Inc., Class A*	12,080	7,746,179

IT Services - 7.30%
International Business Machines Corp.	47,167	9,841,395
Visa, Inc., Class A	99,250	11,711,500

		21,552,895

Oil, Gas & Consumable Fuels - 10.54%
Chevron Corp.	69,795	7,484,816
ConocoPhillips	97,115	7,381,711
Exxon Mobil Corp.	88,487	7,674,478
Occidental Petroleum Corp.	90,150	8,584,984

		31,125,989

Pharmaceuticals - 10.38%
Abbott Laboratories	126,800	7,771,572
Johnson & Johnson	115,352	7,608,618
Merck & Co., Inc.	196,935	7,562,304
Pfizer, Inc.	340,944	7,725,791

		30,668,285

Semiconductors & Semiconductor Equipment - 3.53%
Intel Corp.	370,743	10,421,586

Software - 5.52%
Microsoft Corp.	278,745	8,989,526
Oracle Corp.	250,713	7,310,791

		16,300,317

TOTAL COMMON STOCKS - 99.88%		295,079,478

(Cost $205,044,442)

44	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	97	$97

TOTAL MONEY MARKET FUND - 0.00%			97

(Cost $97)

TOTAL INVESTMENTS - 99.88%			$295,079,575
(Cost $205,044,539)
Other Assets in Excess of Liabilities - 0.12%			352,911

NET ASSETS - 100.00%			$295,432,486

*	Non-income producing security.
^	Rate disclosed as of March 31, 2012.

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

		Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$295,079,478	$—	$—	$295,079,478
Money Market Fund	—	97	—	97

TOTAL	$295,079,478	$97	$—	$295,079,575

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	45

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 56.35%
Aerospace & Defense - 2.23%
Honeywell International, Inc.	2,100	$128,205
L-3 Communications Holdings, Inc.#	3,500	247,695
Lockheed Martin Corp.	870	78,178
Northrop Grumman Corp.#	400	24,432
United Technologies Corp.	940	77,964

		556,474

Air Freight & Logistics - 0.44%
FedEx Corp.	1,200	110,352

Beverages - 1.72%
Brown-Forman Corp., Class B	2,950	246,000
Coca-Cola Co. (The)	2,500	185,025

		431,025

Biotechnology - 0.47%
Gilead Sciences, Inc.*#	2,400	117,240

Capital Markets - 0.85%
Ameriprise Financial, Inc.	1,080	61,701
Bank of New York Mellon Corp. (The)	1,032	24,902
Charles Schwab Corp. (The)#	3,500	50,295
Morgan Stanley#	800	15,712
State Street Corp.	1,300	59,150

		211,760

Chemicals - 1.03%
Dow Chemical Co. (The)#	2,900	100,456
Monsanto Co.	500	39,880
Sherwin-Williams Co. (The)	600	65,202
Sigma-Aldrich Corp.	700	51,142

		256,680

Commercial Banks - 1.24%
Comerica, Inc.	1,600	51,776
KeyCorp	3,700	31,450
US Bancorp#	2,200	69,696
Wells Fargo & Co.#	4,571	156,054

		308,976

Communications Equipment - 1.26%
Cisco Systems, Inc.#	14,100	298,215
Juniper Networks, Inc.*#	700	16,016

		314,231

Computers & Peripherals - 2.06%
Apple, Inc.*#	600	359,682

Industry Company	Shares	Value

Computers & Peripherals (continued)
Lexmark International, Inc., Class A#	1,800	$59,832
SanDisk Corp.*#	1,900	94,221

		513,735

Consumer Finance - 0.79%
American Express Co.	1,500	86,790
Capital One Financial Corp.#	2,000	111,480

		198,270

Diversified Financial Services - 1.31%
Bank of America Corp.#	9,100	87,087
Citigroup, Inc.	510	18,640
JPMorgan Chase & Co.#	4,800	220,704

		326,431

Diversified Telecommunication Services - 0.90%
AT&T, Inc.#	5,400	168,642
Frontier Communications Corp.+	672	2,802
Verizon Communications, Inc.	1,400	53,522

		224,966

Electric Utilities - 0.61%
American Electric Power Co., Inc.	1,600	61,728
Exelon Corp.	1,100	43,131
Progress Energy, Inc.	900	47,799

		152,658

Electrical Equipment - 0.23%
Emerson Electric Co.#	1,100	57,398

Electronic Equipment, Instruments & Components - 0.12%
FLIR Systems, Inc.	1,200	30,372

Energy Equipment & Services - 1.64%
Halliburton Co.#	3,500	116,165
National Oilwell Varco, Inc.	800	63,576
RPC, Inc.#+	21,750	230,767

		410,508

Food & Staples Retailing - 1.11%
CVS Caremark Corp.	1,400	62,720
Kroger Co. (The)	1,000	24,230
Safeway, Inc.	1,900	38,399
Wal-Mart Stores, Inc.#	2,500	153,000

		278,349

46	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products - 1.23%
Archer-Daniels-Midland Co.#	1,500	$47,490
General Mills, Inc.	2,400	94,680
Mead Johnson Nutrition Co.#	2,016	166,280

		308,450

Health Care Equipment & Supplies - 0.86%
Baxter International, Inc.#	1,300	77,714
Becton Dickinson & Co.	220	17,083
CR Bard, Inc.	500	49,360
Stryker Corp.	1,260	69,905

		214,062

Health Care Providers & Services - 2.31%
Express Scripts, Inc.*	1,000	54,180
Laboratory Corp. of America Holdings*	300	27,462
Medco Health Solutions, Inc.*#	1,400	98,420
Quest Diagnostics, Inc.	400	24,460
UnitedHealth Group, Inc.	1,300	76,622
WellPoint, Inc.#	4,000	295,200

		576,344

Hotels, Restaurants & Leisure - 0.35%
McDonald’s Corp.	900	88,290

Household Products - 1.34%
Colgate-Palmolive Co.	1,500	146,670
Kimberly-Clark Corp.	1,000	73,890
Procter & Gamble Co. (The)	1,700	114,257

		334,817

Independent Power Producers & Energy Traders - 0.21%
AES Corp. (The)*#	4,100	53,587

Industrial Conglomerates - 1.17%
3M Co.#	1,000	89,210
Danaher Corp.#	2,000	112,000
General Electric Co.#	4,500	90,315

		291,525

Insurance - 5.31%
Aflac, Inc.	800	36,792
Aon Corp.#	1,700	83,402
Berkshire Hathaway, Inc., Class B*#	6,000	486,900
Chubb Corp. (The)#	6,300	435,393
Progressive Corp. (The)	820	19,008
Travelers Cos., Inc. (The)#	4,500	266,400

		1,327,895

Industry Company	Shares	Value

Internet & Catalog Retail - 0.40%
Amazon.com, Inc.*#	500	$101,255

Internet Software & Services - 0.96%
eBay, Inc.*#	3,000	110,670
Google, Inc., Class A*	200	128,248

		238,918

IT Services - 2.59%
International Business Machines Corp.#	1,200	250,380
Teradata Corp.*#	3,200	218,080
Visa, Inc., Class A	1,300	153,400
Western Union Co. (The)	1,500	26,400

		648,260

Leisure Equipment & Products - 0.22%
Hasbro, Inc.#	1,500	55,080

Life Sciences Tools & Services - 0.27%
Thermo Fisher Scientific, Inc.#	1,200	67,656

Machinery - 0.96%
Eaton Corp.#	4,800	239,184

Media - 1.42%
Comcast Corp., Class A#	5,450	163,554
News Corp., Class A#	4,600	90,574
Omnicom Group, Inc.	1,000	50,650
Time Warner, Inc.	1,333	50,321

		355,099

Metals & Mining - 0.09%
United States Steel Corp.+	800	23,496

Multiline Retail - 1.26%
Big Lots, Inc.*	2,100	90,342
Kohl’s Corp.#	4,500	225,135

		315,477

Multi-Utilities - 1.17%
Dominion Resources, Inc.	1,920	98,323
Public Service Enterprise Group, Inc.	2,600	79,586
Sempra Energy	1,900	113,924

		291,833

Oil, Gas & Consumable Fuels - 6.38%
Anadarko Petroleum Corp.	1,000	78,340
Apache Corp.	500	50,220
Chesapeake Energy Corp.	1,000	23,170
Chevron Corp.#	3,378	362,257

www.bridgeway.com	47

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips#	1,687	$128,229
EOG Resources, Inc.	1,500	166,650
Exxon Mobil Corp.#	5,000	433,650
Occidental Petroleum Corp.	1,200	114,276
Peabody Energy Corp.#	8,200	237,472

		1,594,264

Paper & Forest Products - 0.28%
International Paper Co.#	2,000	70,200

Pharmaceuticals - 1.81%
Allergan, Inc.	1,200	114,516
Bristol-Myers Squibb Co.	3,079	103,916
Merck & Co., Inc.	1,600	61,440
Pfizer, Inc.	7,600	172,216

		452,088

Real Estate Investment Trusts (REITs) - 0.20%
American Tower Corp.	800	50,416

Road & Rail - 0.64%
Union Pacific Corp.#	1,500	161,220

Semiconductors & Semiconductor Equipment - 1.32%
Broadcom Corp., Class A*#	2,000	78,600
Intel Corp.	6,500	182,715
Texas Instruments, Inc.#	2,070	69,573

		330,888

Software - 1.73%
BMC Software, Inc.*	520	20,883
Citrix Systems, Inc.*	1,400	110,474
Intuit, Inc.	1,400	84,182
Microsoft Corp.	2,300	74,175
Oracle Corp.#	4,860	141,718

		431,432

Specialty Retail - 2.57%
AutoZone, Inc.*	900	334,620
Gap, Inc. (The)#	11,000	287,540
Staples, Inc.	1,250	20,225

		642,385

Textiles, Apparel & Luxury Goods - 0.65%
NIKE, Inc., Class B	1,500	162,660

Thrifts & Mortgage Finance - 0.14%
Hudson City Bancorp, Inc.	4,800	35,088

Trading Companies & Distributors - 0.43%
W.W. Grainger, Inc.	500	107,405

Industry Company		Shares	Value

Wireless Telecommunication Services - 0.07%
Sprint Nextel Corp.*#		6,000	$17,100

TOTAL COMMON STOCKS - 56.35%			14,085,799

(Cost $9,646,291)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 39.80%
U.S. Treasury Bills - 32.00%
04/12/2012	0.010%(a)	$1,000,000	999,980
05/03/2012	0.050%(a)	1,000,000	999,947
05/31/2012	0.070%(a)	1,000,000	999,910
05/31/2012	0.115%(a)	2,500,000	2,499,775
06/28/2012	0.085%(a)	2,500,000	2,499,577

			7,999,189

U.S. Treasury Notes - 7.80%
04/30/2012	4.500%	300,000	301,008
07/15/2012	1.500%	200,000	200,789
08/15/2012	1.750%	300,000	301,781
11/30/2012	3.375%	300,000	306,305
12/31/2012	3.625%	200,000	205,086
01/31/2013	0.625%	100,000	100,348
11/15/2013	4.250%	200,000	212,679
03/15/2014	1.250%	100,000	101,750
02/15/2015	4.000%	200,000	219,766

			1,949,512

TOTAL U.S. GOVERNMENT OBLIGATIONS - 39.80%			9,948,701

(Cost $9,898,018)

		Number of Contracts	Value
PUT OPTIONS PURCHASED - 0.00%
SPDR S&P 500 ETF Trust
Expiring April, 2012 at $130.00		30	570

TOTAL PUT OPTIONS PURCHASED – 0.00%			570

(Cost $8,140)

48	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 5.93%
BlackRock FedFund	0.01%	1,481,732	$1,481,732
TOTAL MONEY MARKET FUND – 5.93%			1,481,732

(Cost $1,481,732)
TOTAL INVESTMENTS - 102.08%			$25,516,802
(Cost $21,034,181)
Liabilities in Excess of Other Assets - (2.08%)			(520,481)

NET ASSETS - 100.00%			$24,996,321

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2012.
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $26,823 at March 31, 2012.
(a)	Rate represents the effective yield at purchase.
ADR	- American Depositary Receipt

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	49

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (1.30%)

3M Co.
Expiring April, 2012 at $85.00	5	$(2,200)
AES Corp. (The)
Expiring May, 2012 at $13.00	15	(750)
Amazon.com, Inc.

Expiring April, 2012 at $200.00	5	(3,575)
Aon Corp.
Expiring April, 2012 at $47.50	7	(1,295)
Apple, Inc.
Expiring July, 2012 at $620.00	2	(6,862)
Archer-Daniels-Midland Co.
Expiring June, 2012 at $32.00	6	(630)
AT&T, Inc.
Expiring April, 2012 at $30.00	20	(2,560)
Bank of America Corp.
Expiring April, 2012 at $7.00	33	(8,448)
Baxter International, Inc.
Expiring May, 2012 at $55.00	5	(2,745)
Berkshire Hathaway, Inc., Class B
Expiring June, 2012 at $82.50	60	(10,500)
Broadcom Corp., Class A
Expiring August, 2012 at $40.00	7	(2,044)
Capital One Financial Corp.
Expiring June, 2012 at $57.50	7	(1,442)
Charles Schwab Corp. (The)
Expiring June, 2012 at $15.00	10	(450)
Chevron Corp.
Expiring June, 2012 at $115.00	10	(570)
Chubb Corp. (The)
Expiring April, 2012 at $70.00	45	(3,555)
Expiring July, 2012 at $70.00	7	(1,393)

		(4,948)
Cisco Systems, Inc.
Expiring April, 2012 at $20.00	25	(2,950)
Comcast Corp., Class A
Expiring April, 2012 at $25.00	15	(7,350)
Danaher Corp.
Expiring June, 2012 at $55.00	7	(1,750)
Dow Chemical Co. (The)
Expiring June, 2012 at $36.00	8	(880)
Eaton Corp.
Expiring April, 2012 at $50.00	15	(1,575)
eBay, Inc.
Expiring July, 2012 at $38.00	10	(1,770)
Emerson Electric Co.
Expiring June, 2012 at $52.50	5	(850)
Exxon Mobil Corp.
Expiring April, 2012 at $87.50	15	(1,110)
Gap, Inc. (The)
Expiring June, 2012 at $19.00	110	(101,750)

Company	Number of Contracts	Value
General Electric Co.
Expiring July, 2012 at $20.00	15	$(1,350)
Gilead Sciences, Inc.
Expiring May, 2012 at $45.00	10	(4,900)
Expiring May, 2012 at $50.00	10	(1,980)

		(6,880)
Halliburton Co.
Expiring July, 2012 at $34.00	12	(2,520)
Hasbro, Inc.
Expiring July, 2012 at $37.50	6	(900)
International Business Machines Corp.
Expiring April, 2012 at $190.00	6	(11,280)
International Paper Co.
Expiring April, 2012 at $33.00	10	(2,360)
JPMorgan Chase & Co.
Expiring July, 2012 at $46.00	15	(3,390)
Juniper Networks, Inc.
Expiring July, 2012 at $22.00	4	(932)
Kohl’s Corp.
Expiring April, 2012 at $47.00	45	(15,300)
L-3 Communications Holdings, Inc.
Expiring April, 2012 at $70.00	35	(5,250)
Lexmark International, Inc., Class A
Expiring April, 2012 at $37.00	5	(50)
Mead Johnson Nutrition Co.
Expiring May, 2012 at $75.00	5	(4,260)
Medco Health Solutions, Inc.
Expiring April, 2012 at $55.00	5	(8,000)
Morgan Stanley
Expiring April, 2012 at $19.00	8	(928)
News Corp., Class A
Expiring April, 2012 at $20.00	10	(300)
Oracle Corp.
Expiring June, 2012 at $28.00	15	(2,775)
Peabody Energy Corp.
Expiring June, 2012 at $34.00	70	(5,180)
RPC, Inc.
Expiring June, 2012 at $10.00	217	(24,955)
SanDisk Corp.
Expiring April, 2012 at $47.00	5	(1,625)
Sprint Nextel Corp.
Expiring August, 2012 at $3.00	20	(700)
Teradata Corp.
Expiring April, 2012 at $55.00	10	(13,600)
Texas Instruments, Inc.
Expiring April, 2012 at $35.00	10	(160)
Thermo Fisher Scientific, Inc.
Expiring June, 2012 at $55.00	5	(1,600)
Travelers Cos., Inc. (The)
Expiring April, 2012 at $60.00	20	(1,300)

50	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Union Pacific Corp.
Expiring August, 2012 at $115.00	5	$(1,525)
US Bancorp
Expiring June, 2012 at $33.00	7	(420)
Wal-Mart Stores, Inc.
Expiring June, 2012 at $62.50	10	(780)
WellPoint, Inc.
Expiring September, 2012 at $67.50	40	(35,600)
Wells Fargo & Co.
Expiring April, 2012 at $31.00	10	(3,200)

TOTAL CALL OPTIONS WRITTEN — (1.30%)		(326,124)

(Premiums received $(204,088))

PUT OPTIONS WRITTEN - (0.83%)

Apple, Inc.
Expiring May, 2012 at $500.00	5	(2,055)
Ascena Retail Group, Inc.
Expiring June, 2012 at $21.00	20	(3,000)
Cabela’s, Inc.
Expiring April, 2012 at $35.00	30	(1,050)
CF Industries Holdings, Inc.
Expiring May, 2012 at $150.00	12	(1,704)
Cirrus Logic, Inc.
Expiring June, 2012 at $24.00	100	(21,000)
ConocoPhillips
Expiring May, 2012 at $70.00	37	(1,998)
Devon Energy Corp.
Expiring April, 2012 at $72.50	30	(7,710)
Dycom Industries, Inc.
Expiring June, 2012 at $20.00	35	(2,275)
Halliburton Co.
Expiring April, 2012 at $35.00	55	(11,825)
Hewlett-Packard Co.
Expiring May, 2012 at $27.00	90	(28,620)
Norfolk Southern Corp.
Expiring June, 2012 at $67.50	28	(11,004)
Northrop Grumman Corp.
Expiring May, 2012 at $52.50	60	(1,200)
Oneok, Inc.
Expiring April, 2012 at $85.00	30	(15,300)
PartnerRe, Ltd.
Expiring May, 2012 at $65.00	30	(3,000)
Scripps Networks Interactive, Inc. Class A
Expiring June, 2012 at $45.00	40	(4,600)
Seagate Technology
Expiring June, 2012 at $25.00	165	(25,905)
Tata Motors, Ltd. - Sponsored ADR
Expiring April, 2012 at $26.00	40	(1,800)

Company	Number of Contracts	Value

Textron, Inc.
Expiring June, 2012 at $25.00	75	$(5,175)
Torchmark Corp.
Expiring May, 2012 at $40.00	70	(3,150)
Travelers Cos., Inc. (The)
Expiring April, 2012 at $60.00	45	(6,300)
United Rentals, Inc.
Expiring June, 2012 at $40.00	100	(25,000)
Whiting Petroleum Corp.
Expiring June, 2012 at $57.50	40	(22,000)
Wyndham Worldwide Corp.
Expiring May, 2012 at $40.00	40	(1,000)

TOTAL PUT OPTIONS WRITTEN – (0.83%)		(206,671)

(Premiums received $(262,448))

TOTAL OPTIONS WRITTEN – (2.13%)		$(532,795)

(Premiums received $(466,536))

www.bridgeway.com	51

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$14,085,799	$—	$—	$14,085,799
U.S. Government Obligations	—	9,948,701	—	9,948,701
Put Options Purchased	570	—	—	570
Money Market Fund	—	1,481,732	—	1,481,732

TOTAL	$14,086,369	$11,430,433	$—	$25,516,802

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Written Options	$ (532,795)	$—	$—	$(532,795)

TOTAL	$ (532,795)	$—	$—	$(532,795)

See Notes to Quarterly Schedule of Investments.

52	Quarterly Report | March 31, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)
1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 13 investment funds as of March 31, 2012 (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value commenced operations on August 31, 2011 and December 31, 2010, respectively, and are included in a separate report.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. As of March 31, 2012, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Tax-Managed Small-Cap Value, Omni Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

www.bridgeway.com	53

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments. The Funds’ total return swap values are derived by applying observable inputs to the outstanding notional values and are therefore classified as Level 2 investments also.

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

54	Quarterly Report | March 31, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2012 is included with each Fund’s Schedule of Investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 is intended to result in common fair value and measurement requirements in U.S. GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Level 3 securities are not significant to the Funds.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of March 31, 2012, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$1,824,132	$1,867,000
Aggressive Investors 2	3,756,705	3,840,232
Ultra-Small Company	3,922,216	4,068,111
Ultra-Small Company Market	27,907,656	29,043,535
Micro-Cap Limited	1,203,300	1,240,535
Small-Cap Momentum	97,452	100,746
Small-Cap Growth	795,205	814,094
Small-Cap Value	3,245,487	3,325,875
Large-Cap Growth	570,884	587,790
Managed Volatility	26,823	27,431

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2012 the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend

www.bridgeway.com	55

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Derivatives

The Funds’ use of derivatives for the period ended March 31, 2012 was limited to futures contracts, total return swaps, purchased options and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Aggressive Investors 2
Other	$ —	$ 857

Ultra-Small Company Fund
Other	940	—

Micro Cap Limited Fund
Other	—	1,215

Small-Cap Growth Fund
Other	—	808

Large-Cap Growth Fund
Other	408	—

Managed Volatility Fund
Equity Contracts	570	532,795

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2012, the Funds had no open futures contracts.

Options The Aggressive Investors 1 and Aggressive Investors 2 Funds may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any

56	Quarterly Report | March 31, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1, Aggressive Investors 2 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2012 are as follows:

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2011	2,535	$378,986	1,735	$251,738
Positions Opened	5,584	944,521	3,849	792,898
Exercised	(2,374)	(449,979)	(1,650)	(276,559)
Expired	(4,179)	(574,035)	(2,366)	(391,785)
Closed	(467)	(95,405)	(391)	(113,844)
Outstanding, March 31, 2012	1,099	$204,088	1,177	$262,448
Market Value, March 31, 2012		$326,124		$206,671

The Aggressive Investors 1 and Aggressive Investors 2 Funds had no transactions in written options during the period ended March 31, 2012.

Swaps. Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own NAV as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon a Fund’s own investment holdings. The following total return swaps were open as of March 31, 2012:

Bridgeway Fund	Swap Counterparty	Description	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)

Aggressive Investors 1	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	$596,167	April 2, 2012	$ -
Aggressive Investors 2	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	1,061,099	April 2, 2012	(857)

www.bridgeway.com	57

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

Bridgeway Fund	Swap Counterparty	Description	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)
Ultra-Small Company	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	579,757	April 2, 2012	940
Ultra-Small Company Market	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	1,001,256	April 2, 2012	-
Micro-Cap Limited	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	434,426	April 2, 2012	(1,215)
Small-Cap Growth	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	368,357	April 2, 2012	(808)
Large-Cap Growth	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 1.25%.	313,111	April 2, 2012	408

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2012, were as follows:

	Aggressive Investors 1	Aggressive Investors 2	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$12,352,485	$21,151,685	$21,938,172	$102,326,822
Gross depreciation (excess of tax cost over value)	(3,134,415)	(6,168,443)	(4,984,228)	(9,573,949)
Net unrealized appreciation (depreciation)	$9,218,070	$14,983,242	$16,953,944	$92,752,873
Cost of investments for income tax purposes	$78,888,487	$143,612,157	$72,668,890	$224,383,821

	Micro-Cap Limited	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$3,563,317	$269,400	$8,293,871	$16,325,775
Gross depreciation (excess of tax cost over value)	(1,433,073)	(14,425)	(1,396,837)	(3,594,802)
Net unrealized depreciation	$2,130,244	$254,975	$6,897,034	$12,730,973
Cost of investments for income tax purposes	$19,365,332	$2,024,542	$30,194,894	$64,825,127

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$11,077,481	$92,844,591	$5,229,159
Gross depreciation (excess of tax cost over value)	(1,588,247)	(7,425,332)	(828,841)
Net unrealized appreciation (depreciation)	$9,489,234	$85,419,259	$4,400,318
Cost of investments for income tax purposes	$40,994,531	$209,660,316	$20,583,689

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

58	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.45%
Aerospace & Defense - 0.63%
AAR Corp.	19,100	$348,575
Orbital Sciences Corp.*	28,150	370,173
Sparton Corp.*	2,500	24,000

		742,748

Air Freight & Logistics - 0.56%
Air Transport Services
Group, Inc.*	23,200	134,328
Atlas Air Worldwide
Holdings, Inc.*	5,300	260,813
Pacer International, Inc.*	28,400	179,488
Park-Ohio Holdings Corp.*	4,400	88,220

		662,849

Airlines - 1.16%
Hawaiian Holdings, Inc.*	19,100	99,893
JetBlue Airways Corp.*	112,150	548,414
Pinnacle Airlines Corp.*	7,350	9,922
Republic Airways Holdings, Inc.*	34,000	167,960
SkyWest, Inc.	19,400	214,370
US Airways Group, Inc.*+	41,900	318,021

		1,358,580

Auto Components - 1.45%
China Automotive Systems, Inc.*+	22,400	153,216
China XD Plastics Co., Ltd.*+	15,500	84,475
Cooper Tire & Rubber Co.	27,900	424,638
Exide Technologies*	35,000	109,550
Modine Manufacturing Co.*	24,300	214,569
Shiloh Industries, Inc.	4,700	44,791
Spartan Motors, Inc.	14,950	79,085
Standard Motor Products, Inc.	14,200	251,908
Strattec Security Corp.	1,300	30,420
Superior Industries International, Inc.	4,000	78,160
Tower International, Inc.*	19,200	233,856

		1,704,668

Beverages - 0.34%
Coca-Cola Bottling Co. Consolidated	6,400	401,536

Building Products - 0.54%
Gibraltar Industries, Inc.*	11,250	170,437
Griffon Corp.	28,800	308,160
Patrick Industries, Inc.*	10,300	125,145
US Home Systems, Inc.	2,800	26,096

		629,838

Industry Company	Shares	Value

Capital Markets - 0.91%
Calamos Asset Management, Inc., Class A	13,000	$170,430
Cowen Group, Inc., Class A*	40,200	108,942
GFI Group, Inc.	54,350	204,356
Gleacher & Co., Inc.*	57,300	77,928
INTL FCStone, Inc.*	10,300	217,330
Investment Technology Group, Inc.*	18,350	219,466
SWS Group, Inc.	13,200	75,504

		1,073,956
Chemicals - 3.55%
American Pacific Corp.*	2,900	21,808
China Green Agriculture, Inc.*+	13,200	56,760
Core Molding Technologies, Inc.*	6,200	57,040
Ferro Corp.*	45,000	267,300
Georgia Gulf Corp.*	24,150	842,352
Gulf Resources, Inc.*	42,400	99,640
Koppers Holdings, Inc.	10,700	412,592
Kraton Performance
Polymers, Inc.*	16,750	445,048
Material Sciences Corp.*	5,200	42,900
OM Group, Inc.*	17,200	473,172
Omnova Solutions, Inc.*	20,350	137,363
Penford Corp.*	5,100	34,476
Schulman (A.), Inc.	13,100	353,962
Spartech Corp.*	24,700	120,536
TPC Group, Inc.*	13,250	585,782
Zep, Inc.	15,100	217,440

		4,168,171
Commercial Banks - 5.17%
Access National Corp.	2,700	28,323
BancorpSouth, Inc.	43,650	587,966
Bank of Commerce Holdings	7,600	33,592
Banner Corp.	7,550	166,327
C&F Financial Corp.	1,200	35,712
Capital City Bank Group, Inc.	7,650	56,992
Citizens Republic Bancorp, Inc.*	18,000	280,980
CoBiz Financial, Inc.	16,600	117,362
First BanCorp*+	87,300	384,120
First Bancorp	7,600	83,068
First Business Financial Services, Inc.	1,200	22,800
First Merchants Corp.	11,500	141,910

www.bridgewayomni.com	1

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Great Southern Bancorp, Inc.	6,000	$144,000
Guaranty Bancorp*	24,000	47,760
Hampton Roads Bankshares, Inc.*	22,300	67,569
Hanmi Financial Corp.*	150	1,518
Heartland Financial USA, Inc.	7,350	127,449
Horizon Bancorp+	2,100	38,640
Independent Bank Corp.*	3,800	8,360
Intervest Bancshares Corp., Class A*	8,400	32,088
Macatawa Bank Corp.*	13,200	45,804
MainSource Financial Group, Inc.	9,050	109,052
Mercantile Bank Corp.*	3,300	46,959
Metro Bancorp, Inc.*	6,300	73,647
NewBridge Bancorp*	7,000	33,530
Old Second Bancorp, Inc.*	6,500	11,830
Orrstown Financial Services, Inc.	5,600	49,112
Peoples Bancorp, Inc.	4,800	84,192
PrivateBancorp, Inc.	32,250	489,232
Republic Bancorp, Inc., Class A	9,350	223,652
Savannah Bancorp, Inc. (The)*	3,200	16,544
Susquehanna Bancshares, Inc.	68,450	676,286
Synovus Financial Corp.	328,750	673,938
Taylor Capital Group, Inc.*	641	9,198
Union First Market Bankshares Corp.	11,700	163,800
United Community Banks, Inc.*	35,650	347,588
Virginia Commerce Bancorp, Inc.*	13,350	117,213
VIST Financial Corp.	3,000	35,730
Wintrust Financial Corp.	12,800	458,112

		6,071,955

Commercial Services & Supplies - 6.65%
ABM Industries, Inc.	38,700	940,410
American Reprographics Co.*	38,350	206,706
AMREP Corp.*	9,700	84,778
Asset Acceptance Capital Corp.*	31,500	149,310
Brink’s Co. (The)	38,350	915,414
Casella Waste Systems, Inc., Class A*	20,650	128,650

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Consolidated Graphics, Inc.*	9,575	$433,269
Courier Corp.	9,200	106,720
Deluxe Corp.	30,100	704,942
EnergySolutions, Inc.*	85,100	416,990
Geo Group, Inc. (The)*	31,200	593,112
HNI Corp.	17,100	474,525
Industrial Services of America, Inc.*+	6,000	32,220
Intersections, Inc.	11,300	144,414
Kimball International, Inc., Class B	31,800	219,738
Metalico, Inc.*	34,600	147,742
Perma-Fix Environmental Services*	41,000	65,190
Schawk, Inc.	14,200	177,642
Standard Parking Corp.*	7,150	146,575
Standard Register Co. (The)	11,450	14,312
Sykes Enterprises, Inc.*	21,900	346,020
TRC Cos., Inc.*	31,650	193,382
United Stationers, Inc.	26,800	831,604
Viad Corp.	17,400	338,082

		7,811,747

Communications Equipment - 0.40%
Bel Fuse, Inc., Class B	4,400	77,748
Black Box Corp.	9,650	246,172
Network Engines, Inc.*	19,200	27,456
Technical Communications Corp.	900	10,593
Tessco Technologies, Inc.	3,450	87,871
Tii Network Technologies, Inc.*	16,100	23,345

		473,185

Computers & Peripherals - 0.52%
Cray, Inc.*	16,300	119,316
Dot Hill Systems Corp.*	35,800	54,058
Imation Corp.*	17,300	107,087
Xyratex, Ltd.	20,900	332,519

		612,980

Construction & Engineering - 0.67%
EMCOR Group, Inc.	2,800	77,616
Great Lakes Dredge & Dock Corp.	20,850	150,537
Layne Christensen Co.*	5,050	112,362
Michael Baker Corp.*	3,400	81,090
Primoris Services Corp.	18,800	301,928

2	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Sterling Construction Co., Inc.*	6,150	$59,963

		783,496

Consumer Finance - 1.13%
Advance America Cash Advance Centers, Inc.	28,000	293,720
Cash America International, Inc.	4,100	196,513
CompuCredit Holdings Corp.*	10,100	58,580
Nelnet, Inc., Class A	25,800	668,478
QC Holdings, Inc.	26,400	108,240

		1,325,531

Containers & Packaging - 1.01%
AEP Industries, Inc.*	5,550	193,196
Boise, Inc.	92,050	755,730
Mod-Pac Corp.*	1,500	10,500
Myers Industries, Inc.	15,600	230,100

		1,189,526

Distributors - 0.44%
Amcon Distributing Co.	600	37,200
Core-Mark Holding Co., Inc.	5,600	229,264
VOXX International Corp.*	18,200	246,792

		513,256

Diversified Consumer Services - 2.00%
Cambium Learning Group, Inc.*	18,950	50,218
Career Education Corp.*	60,200	485,212
Carriage Services, Inc.	8,250	62,287
Coinstar, Inc.*+	250	15,888
Corinthian Colleges, Inc.*	84,050	347,967
Learning Tree International, Inc.*	11,700	69,966
Lincoln Educational Services Corp.	26,725	211,395
Mac-Gray Corp.	6,400	96,832
Regis Corp.	45,550	839,486
School Specialty, Inc.*	8,550	30,267
Universal Technical Institute, Inc.	11,000	145,090

		2,354,608

Diversified Financial Services - 1.04%
Gain Capital Holdings, Inc.	12,500	62,750
Interactive Brokers Group, Inc., Class A	21,150	359,550
PHH Corp.*	45,050	696,923

Industry Company	Shares	Value

Diversified Financial Services (continued)
Primus Guaranty, Ltd.*	16,700	$101,035

		1,220,258

Diversified Telecommunication Services - 1.44%
Atlantic Tele-Network, Inc.	8,100	294,516
Cbeyond, Inc.*	26,550	212,400
General Communication, Inc., Class A*	21,250	185,300
Hawaiian Telcom Holdco, Inc.*	10,200	175,848
HickoryTech Corp.	6,000	62,040
IDT Corp., Class B	17,593	164,319
Iridium Communications, Inc.*+	29,800	261,048
Multiband Corp.*	9,700	29,197
Premiere Global Services, Inc.*	9,500	85,880
Primus Telecommunications Group, Inc.*	13,700	220,296

		1,690,844

Electrical Equipment - 0.54%
China BAK Battery, Inc.*	1,800	1,854
Coleman Cable, Inc.*	10,738	104,373
Fushi Copperweld, Inc.*	32,800	247,640
General Cable Corp.*	3,900	113,412
Lihua International, Inc.+	16,250	93,438
SL Industries, Inc.*	1,650	32,290
Ultralife Corp.*	7,350	38,073

		631,080

Electronic Equipment, Instruments & Components - 4.24%
Agilysys, Inc.*	14,400	129,456
Brightpoint, Inc.*	41,750	336,088
DDi Corp.	9,150	111,630
IEC Electronics Corp.*	800	4,360
Insight Enterprises, Inc.*	29,800	653,514
Kemet Corp.*	19,750	184,860
LGL Group, Inc. (The)*	100	748
LoJack Corp.*	8,000	31,760
Multi-Fineline Electronix, Inc.*	7,600	208,620
PC Connection, Inc.	12,000	98,640
PC Mall, Inc.*	5,600	33,656
Plexus Corp.*	22,200	776,778
Power-One, Inc.*	8,800	40,040
Pulse Electronics Corp.	18,650	46,811
Sanmina-SCI Corp.*	55,750	638,338
SMTC Corp.*+	10,700	40,446
SYNNEX Corp.*	22,800	869,592

www.bridgewayomni.com	3

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc.*	51,050	$ 586,564
Viasystems Group, Inc.*	10,400	197,392

		4,989,293

Energy Equipment & Services - 1.99%
Basic Energy Services, Inc.*	15,400	267,190
Cal Dive International, Inc.*	2,750	9,075
Exterran Holdings, Inc.*	27,000	356,130
Global Geophysical Services, Inc.*	21,700	230,237
Hercules Offshore, Inc.*	47,300	223,729
Matrix Service Co.*	6,600	92,466
Parker Drilling Co.*	52,450	313,126
PHI, Inc.*	6,900	159,735
Pioneer Drilling Co.*	17,100	150,480
T.G.C. Industries, Inc.*	11,100	110,112
TETRA Technologies, Inc.*	30,600	288,252
Union Drilling, Inc.*	11,300	62,828
Willbros Group, Inc.*	21,800	70,632

		2,333,992

Food & Staples Retailing - 4.25%
Andersons, Inc. (The)	17,400	847,206
Ingles Markets, Inc., Class A	22,400	395,136
Nash Finch Co.	11,400	323,988
Pantry, Inc. (The)*	20,800	270,608
Spartan Stores, Inc.	16,700	302,604
SUPERVALU, Inc.+	183,100	1,045,501
Susser Holdings Corp.*	18,850	483,880
Village Super Market, Inc., Class A	11,612	366,823
Weis Markets, Inc.	21,900	954,840

		4,990,586

Food Products - 2.37%
American Lorain Corp.*	13,300	17,423
Chiquita Brands International, Inc.*	36,150	317,758
Diamond Foods, Inc.	15,300	349,146
Dole Food Co., Inc.*	40,700	406,186
Farmer Bros. Co.*	12,700	138,303
Feihe International, Inc.*+	13,800	43,608
Fresh Del Monte Produce, Inc.	33,800	771,992
John B. Sanfilippo & Son, Inc.*	9,200	114,724
Omega Protein Corp.*	23,650	179,977
Overhill Farms, Inc.*	9,000	40,500
Seneca Foods Corp., Class A*	5,200	136,968
Westway Group, Inc.*	10,700	61,953

Industry Company	Shares	Value

Food Products (continued)
Zhongpin, Inc.*	18,700	$ 210,375

		2,788,913

Health Care Equipment & Supplies - 0.24%
Dynatronics Corp.*	6,000	4,680
Invacare Corp.	14,350	237,780
RTI Biologics, Inc.*	1,600	5,920
Theragenics Corp.*	20,000	36,800

		285,180

Health Care Providers & Services - 4.09%
Addus HomeCare Corp.*	4,800	23,760
Advocat, Inc.	2,600	13,468
Almost Family, Inc.*	4,250	110,542
Amedisys, Inc.*	13,150	190,149
Amsurg Corp.*	14,050	393,119
BioScrip, Inc.*	24,550	166,694
CardioNet, Inc.*	16,500	50,820
Chindex International, Inc.*	8,500	80,750
Cross Country Healthcare, Inc.*	14,050	70,391
Ensign Group, Inc. (The)	9,450	256,662
Five Star Quality Care, Inc.*	21,300	72,633
Gentiva Health Services, Inc.*	950	8,303
Healthways, Inc.*	15,150	111,504
Integramed America, Inc.*	5,300	64,156
Kindred Healthcare, Inc.*	23,400	202,176
LHC Group, Inc.*	8,450	156,578
Molina Healthcare, Inc.*	20,650	694,460
National Healthcare Corp.	6,200	282,472
PharMerica Corp.*	7,650	95,090
Providence Service Corp. (The)*	3,400	52,734
Select Medical Holdings Corp.*	86,900	668,261
Skilled Healthcare Group, Inc., Class A*	17,100	130,986
Sunrise Senior Living, Inc.*+	36,950	233,524
Triple-S Management Corp., Class B*	12,900	297,990
Universal American Corp.	35,100	378,378

		4,805,600

Hotels, Restaurants & Leisure - 7.06%
Ark Restaurants Corp.	1,600	26,000
Benihana, Inc.	7,950	103,748
Biglari Holdings, Inc.*	612	246,544
Bob Evans Farms, Inc.	16,175	610,121
Boyd Gaming Corp.*	68,050	533,512
Caribou Coffee Co., Inc.*	13,300	247,912

4	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc.*	14,425	$219,981
CEC Entertainment, Inc.	8,850	335,504
Cracker Barrel Old Country Store, Inc.	15,500	864,900
DineEquity, Inc.*	10,300	510,880
Dover Downs Gaming & Entertainment, Inc.	12,500	31,500
Einstein Noah Restaurant Group, Inc.	7,625	113,765
Famous Dave’s of America, Inc.*	3,400	39,474
Frisch’s Restaurants, Inc.	2,846	76,700
Full House Resorts, Inc.*	8,400	23,856
Isle of Capri Casinos, Inc.*	35,000	247,100
J. Alexander’s Corp.*	2,300	19,435
Jack in the Box, Inc.*	24,850	595,654
Kona Grill, Inc.*	4,100	22,386
Lakes Entertainment, Inc.*	22,700	40,860
Luby’s, Inc.*	12,600	76,482
Marcus Corp.	13,350	167,542
MTR Gaming Group, Inc.*	8,700	42,717
Multimedia Games Holding Co., Inc.*	11,900	130,424
Nevada Gold & Casinos, Inc.*	7,800	11,154
O’Charleys, Inc.*	4,950	48,708
PF Chang’s China Bistro, Inc.	14,000	553,280
Pinnacle Entertainment, Inc.*	47,450	546,150
Red Robin Gourmet Burgers, Inc.*	6,800	252,892
Ruby Tuesday, Inc.*	48,100	439,153
Ruth’s Hospitality Group, Inc.*	29,000	220,110
Scientific Games Corp., Class A*	41,350	482,141
Sonic Corp.*	21,000	161,280
Town Sports International Holdings, Inc.*	20,000	252,600

		8,294,465

Household Durables - 1.06%
American Greetings Corp., Class A+	17,000	260,780
CSS Industries, Inc.	4,100	79,786
Emerson Radio Corp.*	10,500	21,105
Ethan Allen Interiors, Inc.+	11,700	296,244
Flexsteel Industries, Inc.	2,800	50,680
La-Z-Boy, Inc.*	21,800	326,128
Libbey, Inc.*	8,250	106,755

Industry Company	Shares	Value

Household Durables (continued)
Lifetime Brands, Inc.	9,700	$109,028

		1,250,506

Household Products - 0.60%
Central Garden & Pet Co., Class A*	31,750	305,752
Harbinger Group, Inc.*	64,021	331,629
Oil-Dri Corp. of America	3,150	67,064

		704,445

Independent Power Producers & Energy Traders - 0.08%
Genie Energy, Ltd., Class B	10,275	99,359

Industrial Conglomerates - 0.12%
Standex International Corp.	3,400	140,046

Insurance - 5.60%
American Equity Investment Life Holding Co.	26,750	341,598
American Safety Insurance Holdings, Ltd.*	4,700	88,595
Crawford & Co., Class B	25,750	126,175
Eastern Insurance Holdings, Inc.	7,400	108,040
EMC Insurance Group, Inc.	5,800	116,522
FBL Financial Group, Inc., Class A	13,950	470,115
First American Financial Corp.	28,875	480,191
Flagstone Reinsurance Holdings SA	39,450	310,472
Hallmark Financial Services, Inc.*	8,600	67,854
Homeowners Choice, Inc.	4,100	52,070
Horace Mann Educators Corp.	17,900	315,398
Independence Holding Co.	8,085	80,527
Maiden Holdings, Ltd.	13,700	123,300
Meadowbrook Insurance Group, Inc.	23,700	221,121
National Financial Partners Corp.*	19,150	289,931
National Western Life Insurance Co., Class A	1,625	222,414
Protective Life Corp.	3,600	106,632
SeaBright Holdings, Inc.	13,700	124,533
Selective Insurance Group, Inc.	24,250	427,042
StanCorp Financial Group, Inc.	19,950	816,753
State Auto Financial Corp.	18,100	264,441

www.bridgewayomni.com	5

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Stewart Information Services Corp.	8,650	$122,916
Symetra Financial Corp.	53,150	612,820
Tower Group, Inc.	18,450	413,833
United Fire Group, Inc.	11,600	207,524
Universal Insurance Holdings, Inc.	17,900	69,631

		6,580,448

Internet & Catalog Retail - 0.35%
1-800-Flowers.com, Inc., Class A*	27,350	82,870
dELiA*s, Inc.*	13,300	18,620
Orbitz Worldwide, Inc.*	85,200	259,860
Overstock.com, Inc.*+	9,800	51,352

		412,702

Internet Software & Services - 0.41%
Earthlink, Inc.	20,600	164,594
EasyLink Services International Corp., Class A*	24,300	123,566
United Online, Inc.	39,800	194,622

		482,782

IT Services - 2.97%
Acxiom Corp.*	36,550	536,554
CIBER, Inc.*	32,350	137,164
Convergys Corp.*	61,650	823,027
CSG Systems International, Inc.*	250	3,785
Dynamics Research Corp.*	4,600	44,344
Edgewater Technology, Inc.*	5,600	21,952
Global Cash Access Holdings, Inc.*	51,500	401,700
Lender Processing Services, Inc.	10,700	278,200
Mantech International Corp., Class A	18,700	644,402
Mattersight Corp.*	7,000	59,640
NCI, Inc., Class A*	6,100	38,979
Online Resources Corp.*	14,350	40,898
Pfsweb, Inc.*	10,300	40,582
StarTek, Inc.*	6,900	15,111
Stream Global Services, Inc.*	36,300	119,427
TNS, Inc.*	13,200	286,836

		3,492,601

Leisure Equipment & Products - 1.05%
Brunswick Corp.	37,100	955,325

Industry Company	Shares	Value

Leisure Equipment & Products (continued)
Johnson Outdoors, Inc., Class A*	4,000	$76,400
Smith & Wesson Holding Corp.*	26,500	205,375

		1,237,100

Life Sciences Tools & Services - 0.08%
Cambrex Corp.*	13,150	91,918

Machinery - 1.49%
Albany International Corp., Class A	11,350	260,482
Ampco-Pittsburgh Corp.	3,800	76,494
Briggs & Stratton Corp.	24,300	435,699
Federal Signal Corp.*	23,200	128,992
Key Technology, Inc.*	2,100	27,762
L.S. Starrett Co., Class A (The)	2,350	30,433
LB Foster Co., Class A	3,900	111,189
Lydall, Inc.*	8,200	83,558
Miller Industries, Inc.	9,544	161,484
NACCO Industries, Inc., Class A	3,050	354,929
NN, Inc.*	6,250	51,000
Xerium Technologies, Inc.*	5,400	34,830

		1,756,852

Marine - 0.18%
Genco Shipping & Trading, Ltd.*+	23,200	147,552
International Shipholding Corp.	2,650	61,188

		208,740

Media - 3.36%
Ballantyne Strong, Inc.*	14,000	74,480
Belo Corp., Class A	28,550	204,704
Dex One Corp.*	48,800	69,296
E.W. Scripps Co., Class A (The)*	26,500	261,555
Entercom Communications Corp., Class A*	17,200	111,628
Entravision Communications Corp., Class A	38,300	65,493
Gray Television, Inc.*	25,250	47,722
Journal Communications, Inc., Class A*	45,750	257,572
Knology, Inc.*	15,600	283,920
Lee Enterprises, Inc.*	43,200	54,864
Media General, Inc., Class A*	15,300	78,642

6	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
Meredith Corp.+	20,950	$680,037
Navarre Corp.*	16,500	29,700
New York Times Co., Class A (The)*	66,050	448,480
Radio One, Inc., Class D*+	23,100	22,409
Reading International, Inc., Class A*	10,700	49,862
Saga Communications, Inc., Class A*	1,900	68,020
Scholastic Corp.	13,950	492,156
Valassis Communications, Inc.*	28,100	646,300

		3,946,840

Metals & Mining - 1.86%
Friedman Industries, Inc.	3,000	32,700
Handy & Harman, Ltd.*	10,708	154,624
Horsehead Holding Corp.*	7,800	88,842
Materion Corp.*	16,000	459,680
Noranda Aluminum Holding Corp.	65,450	652,536
Worthington Industries, Inc.	41,500	795,970

		2,184,352

Multiline Retail - 0.35%
Bon-Ton Stores, Inc. (The)	8,350	77,154
Fred’s, Inc., Class A	16,300	238,143
Tuesday Morning Corp.*	26,100	100,224

		415,521

Oil, Gas & Consumable Fuels - 3.97%
Adams Resources & Energy, Inc.	3,900	223,002
Alon USA Energy, Inc.	25,000	226,250
Andatee China Marine Fuel Services Corp.*+	7,800	24,570
Cloud Peak Energy, Inc.*	30,500	485,865
Crimson Exploration, Inc.*	20,250	84,038
Crosstex Energy, Inc.	42,550	601,657
Delek US Holdings, Inc.	46,600	722,766
DHT Holdings, Inc.	34,500	33,120
Double Eagle Petroleum Co.*	17,600	105,600
GMX Resources, Inc.*+	33,100	42,037
Green Plains Renewable Energy, Inc.*	24,500	264,355
Halcon Resources Corp.*+	16,667	156,336
James River Coal Co.*+	22,400	114,688
Longwei Petroleum Investment Holding, Ltd.*	41,650	69,972
Patriot Coal Corp.*+	36,300	226,512
PostRock Energy Corp.*	12,000	37,200

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.*	4,200	$128,940
Sino Clean Energy, Inc.*	50,300	135,307
SMF Energy Corp.	13,000	15,210
Stone Energy Corp.*	16,700	477,453
Western Refining, Inc.	25,800	485,556

		4,660,434

Paper & Forest Products - 1.92%
KapStone Paper & Packaging Corp.*	31,350	617,595
Mercer International, Inc.*	50,050	399,900
Neenah Paper, Inc.	6,700	199,258
Orient Paper, Inc.*	14,200	52,966
PH Glatfelter Co.	39,150	617,787
Wausau Paper Corp.	39,800	373,324

		2,260,830

Personal Products - 0.29%
Medifast, Inc.*+	5,000	87,300
Nutraceutical International Corp.*	7,700	112,112
USANA Health Sciences, Inc.*+	3,900	145,587

		344,999

Professional Services - 2.18%
Barrett Business Services, Inc.	10,100	200,283
CBIZ, Inc.*	42,775	270,338
CDI Corp.	15,400	276,122
Dolan Co. (The)*	11,100	101,121
Heidrick & Struggles International, Inc.	3,600	79,308
Hudson Highland Group, Inc.*	32,300	173,774
ICF International, Inc.*	7,150	181,395
Insperity, Inc.	14,000	428,960
Kelly Services, Inc., Class A	13,600	217,464
Kforce, Inc.*	19,150	285,335
Navigant Consulting, Inc.*	11,000	153,010
RCM Technologies, Inc.*	6,100	33,977
VSE Corp.	6,700	166,227

		2,567,314

Road & Rail - 2.36%
Amerco, Inc.	7,200	759,672
Arkansas Best Corp.	9,100	171,171
Avis Budget Group, Inc.*	38,050	538,408
Celadon Group, Inc.	8,400	130,620
Con-way, Inc.	21,000	684,810

www.bridgewayomni.com	7

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Road & Rail (continued)
Covenant Transportation Group, Inc., Class A*	5,300	$16,960
Marten Transport, Ltd.	8,150	179,870
P.A.M. Transportation Services, Inc.	3,500	39,165
Saia, Inc.*	5,950	101,209
Swift Transportation Co.*	8,800	101,552
Universal Truckload Services, Inc.	3,409	51,340
USA Truck, Inc.*	300	2,325

		2,777,102

Semiconductors & Semiconductor Equipment - 2.51%
Advanced Energy Industries, Inc.*	11,800	154,816
Amkor Technology, Inc.*+	88,750	545,369
Amtech Systems, Inc.*	4,300	35,819
DSP Group, Inc.*	700	4,662
GT Advanced Technologies, Inc.*	59,000	487,930
inTEST Corp.*	4,700	16,685
Kulicke & Soffa Industries, Inc.*	45,000	559,350
LTX-Credence Corp.*	15,000	107,850
Magnachip Semiconductor Corp.*	28,400	340,800
Omnivision Technologies, Inc.*	19,400	388,000
Photronics, Inc.*	26,850	178,552
Ultra Clean Holdings*	17,100	128,934

		2,948,767

Software - 0.22%
Bsquare Corp.*	4,800	16,080
Cinedigm Digital Cinema Corp., Class A*	29,100	49,179
Net 1 UEPS Technologies, Inc.*	3,400	30,736
TeleCommunication Systems, Inc., Class A*	58,250	161,935

		257,930

Specialty Retail - 7.88%
Aeropostale, Inc.*	29,100	629,142
ANN, Inc.*	33,500	959,440
Appliance Recycling Centers of America, Inc.*	5,300	24,539
Asbury Automotive Group, Inc.*	13,125	354,375
Barnes & Noble, Inc.*+	42,900	568,425
Brown Shoe Co., Inc.	26,800	247,364

Industry Company	Shares	Value

Specialty Retail (continued)
Build-A-Bear Workshop, Inc.*	8,050	$42,263
Casual Male Retail Group, Inc.*	20,500	68,880
Charming Shoppes, Inc.*	49,200	290,280
Childrens Place Retail Stores, Inc. (The)*	7,100	366,857
Citi Trends, Inc.*	2,600	29,796
Collective Brands, Inc.*	31,400	617,324
Conn’s, Inc.*	13,450	206,458
Cost Plus, Inc.*	9,400	168,260
Destination Maternity Corp.	10,400	193,128
Group 1 Automotive, Inc.	12,500	702,125
Haverty Furniture Cos., Inc.	11,300	125,430
hhgregg, Inc.*+	27,100	308,398
Hot Topic, Inc.	29,150	295,872
Kirkland’s, Inc.*	8,550	138,339
New York & Co., Inc.*	26,200	97,726
Pep Boys-Manny, Moe & Jack (The)	11,100	165,612
Perfumania Holdings, Inc.*+	7,000	64,820
RadioShack Corp.+	60,800	378,176
rue21, inc.*	8,300	243,522
Shoe Carnival, Inc.*	9,800	315,756
Sonic Automotive, Inc., Class A+	38,900	696,699
Stage Stores, Inc.	13,300	215,992
Stein Mart, Inc.*	33,750	222,750
Systemax, Inc.*	15,400	259,644
West Marine, Inc.*	9,600	115,008
Wet Seal, Inc., Class A (The)*	41,800	144,210

		9,256,610

Textiles, Apparel & Luxury Goods - 0.70%
Alpha PRO Tech, Ltd.*	12,400	18,972
Jones Group, Inc. (The)	36,300	455,928
Movado Group, Inc.	5,900	144,845
Quiksilver, Inc.*	49,900	201,596

		821,341

Thrifts & Mortgage Finance - 0.78%
Astoria Financial Corp.	44,200	435,812
BankAtlantic Bancorp, Inc., Class A*+	11,000	45,100
Doral Financial Corp.*	57,100	87,934
First Defiance Financial Corp.	4,400	74,184
First Financial Holdings, Inc.	11,900	130,900
Meta Financial Group, Inc.	1,400	29,400

8	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
NASB Financial, Inc.*	1,800	$27,810
Provident Financial Holdings, Inc.	4,800	52,464
Pulaski Financial Corp.+	4,900	38,563

		922,167

Trading Companies & Distributors - 1.74%
Aceto Corp.	13,300	126,217
Aircastle, Ltd.	24,600	301,104
Interline Brands, Inc.*	12,350	266,884
KSW, Inc.	2,300	8,947
United Rentals, Inc.*+	30,100	1,290,989
Willis Lease Finance Corp.*	3,500	45,535

		2,039,676

Wireless Telecommunication Services - 0.95%
Leap Wireless International, Inc.*	79,200	691,416
NTELOS Holdings Corp.	11,800	244,260
Shenandoah Telecommunications Co.	5,600	62,440
USA Mobility, Inc.	8,400	117,012

		1,115,128

TOTAL COMMON STOCKS - 99.45%		116,885,351

(Cost $99,712,070)

RIGHTS - 0.00%
DHT Holdings, Inc. Rights*Δ	138	—

TOTAL RIGHTS - 0.00%		—

(Cost $ — )

	Rate^	Shares	Value
MONEY MARKET FUND - 8.87%
BlackRock FedFund	0.01%	10,431,614	10,431,614

TOTAL MONEY MARKET FUND - 8.87%			10,431,614

(Cost $10,431,614)

TOTAL INVESTMENTS - 108.32%			$127,316,965
(Cost $110,143,684)
Liabilities in Excess of Other Assets - (8.32%)			(9,780,285)

NET ASSETS - 100.00%			$117,536,680

*	Non-income producing security.
^	Rate disclosed as of March 31, 2012.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a value of $5,914,682 at March 31, 2012.

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$116,885,351	$—	$—	$116,885,351
Rights	—	—	—	—
Money Market Fund	—	10,431,614	—	10,431,614

TOTAL	$116,885,351	$10,431,614	$—	$127,316,965

See Notes to Quarterly Schedule of Investments.

www.bridgewayomni.com	9

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.81%
Aerospace & Defense - 0.38%
AAR Corp.	10,150	$185,237
Ducommun, Inc.*	450	5,355
Kratos Defense & Security Solutions, Inc.*	79	422
LMI Aerospace, Inc.*	550	10,010
Moog, Inc., Class A*	1,300	55,757
Orbital Sciences Corp.*	12,900	169,635
Sparton Corp.*	950	9,120

		435,536

Air Freight & Logistics - 0.70%
Air Transport Services Group, Inc.*	25,250	146,198
Atlas Air Worldwide Holdings, Inc.*	12,200	600,362
Pacer International, Inc.*	1,600	10,112
Park-Ohio Holdings Corp.*	2,450	49,122

		805,794

Airlines - 1.31%
Alaska Air Group, Inc.*	200	7,164
Allegiant Travel Co.*	1,400	76,300
Hawaiian Holdings, Inc.*	10,100	52,823
JetBlue Airways Corp.*	83,650	409,048
Pinnacle Airlines Corp.*	4,097	5,531
Republic Airways Holdings, Inc.*	39,200	193,648
SkyWest, Inc.	22,500	248,625
US Airways Group, Inc.*+	68,950	523,331

		1,516,470

Auto Components - 1.47%
China Automotive Systems, Inc.*	22,700	155,268
China XD Plastics Co., Ltd.*+	16,000	87,200
Cooper Tire & Rubber Co.	24,550	373,651
Drew Industries, Inc.*	700	19,117
Exide Technologies*	33,500	104,855
Federal-Mogul Corp.*	5,200	89,492
Fuel Systems Solutions, Inc.*	700	18,312
Modine Manufacturing Co.*	14,600	128,918
Motorcar Parts of America, Inc.*	150	1,443
Shiloh Industries, Inc.	6,950	66,234
Spartan Motors, Inc.	12,150	64,273
Standard Motor Products, Inc.	9,200	163,208
Strattec Security Corp.	4,380	102,492
Superior Industries International, Inc.	6,600	128,964

Industry Company	Shares	Value

Auto Components (continued)
Tower International, Inc.*	15,600	$190,008

		1,693,435

Beverages - 0.25%
Coca-Cola Bottling Co.
Consolidated	3,950	247,823
MGP Ingredients, Inc.	650	3,497
National Beverage Corp.*	2,150	34,486

		285,806

Building Products - 0.35%
Gibraltar Industries, Inc.*	10,100	153,015
Griffon Corp.	2,950	31,565
Patrick Industries, Inc.*	11,800	143,370
Quanex Building Products Corp.	1,750	30,853
Universal Forest Products, Inc.	1,200	41,376

		400,179

Capital Markets - 1.02%
Calamos Asset Management, Inc., Class A	700	9,177
Cowen Group, Inc., Class A*	95,100	257,721
Edelman Financial Group, Inc.	1,000	6,610
GFI Group, Inc.	63,600	239,136
Gleacher & Co., Inc.*	49,500	67,320
INTL FCStone, Inc.*	5,650	119,215
Investment Technology Group, Inc.*	15,850	189,566
Oppenheimer Holdings, Inc., Class A	550	9,543
Piper Jaffray Cos.*	6,100	162,382
Rodman & Renshaw Capital Group, Inc.*	46,900	48,776
SWS Group, Inc.	12,400	70,928

		1,180,374

Chemicals - 3.45%
American Pacific Corp.*	3,900	29,328
American Vanguard Corp.	900	19,521
China Green Agriculture, Inc.*+	16,300	70,090
Core Molding Technologies, Inc.*	4,800	44,160
Ferro Corp.*	29,100	172,854
Georgia Gulf Corp.*	20,300	708,064
Gulf Resources, Inc.*+	45,000	105,750
Innospec, Inc.*	800	24,304

10	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Koppers Holdings, Inc.	14,400	$555,264
Kraton Performance Polymers, Inc.*	5,775	153,442
Material Sciences Corp.*	14,900	122,925
Minerals Technologies, Inc.	1,375	89,939
OM Group, Inc.*	12,800	352,128
Omnova Solutions, Inc.*	2,100	14,175
Penford Corp.*	4,850	32,786
PolyOne Corp.	7,250	104,400
Schulman (A.), Inc.	11,500	310,730
Spartech Corp.*	22,400	109,312
Stepan Co.	350	30,730
TOR Minerals International, Inc.*	200	2,904
TPC Group, Inc.*	13,175	582,466
Tredegar Corp.	2,800	54,852
Zep, Inc.	19,900	286,560

		3,976,684

Commercial Banks - 5.41%
1st Source Corp.	2,000	48,940
Access National Corp.	600	6,294
Ameris Bancorp*	1,400	18,396
Associated Banc-Corp.	15,100	210,796
Bancfirst Corp.	1,300	56,628
BancorpSouth, Inc.	41,300	556,311
Bank of Commerce Holdings	200	884
Banner Corp.	2,057	45,316
BBCN Bancorp, Inc.*	2,950	32,834
Boston Private Financial Holdings, Inc.	4,850	48,064
C&F Financial Corp.	2,400	71,424
Capital City Bank Group, Inc.	1,950	14,528
Citizens Republic Bancorp, Inc.*	19,400	302,834
CoBiz Financial, Inc.	2,200	15,554
Enterprise Financial Services Corp.	550	6,457
First BanCorp*+	69,300	304,920
First Bancorp	1,600	17,488
First Busey Corp.	5,950	29,393
First Commonwealth Financial Corp.	5,200	31,824
First Community Bancshares, Inc.	1,100	14,696
First Financial Bancorp	4,000	69,200
First Interstate Bancsystem, Inc.	2,900	42,398
First Merchants Corp.	3,500	43,190

Industry Company	Shares	Value

Commercial Banks (continued)
First Midwest Bancorp, Inc.	5,100	$61,098
FNB Corp.	653	7,888
Great Southern Bancorp, Inc.	5,550	133,200
Green Bankshares, Inc.*	150	253
Guaranty Bancorp*	2,900	5,771
Hanmi Financial Corp.*	2,363	23,914
Heartland Financial USA, Inc.	1,750	30,345
Horizon Bancorp	909	16,726
Independent Bank Corp.*	500	1,100
International Bancshares Corp.	5,900	124,785
Intervest Bancshares Corp., Class A*	4,000	15,280
Lakeland Bancorp, Inc.	1,995	19,651
Macatawa Bank Corp.*	12,550	43,548
MainSource Financial Group, Inc.	2,300	27,715
MB Financial, Inc.	3,500	73,465
Mercantile Bank Corp.*	500	7,115
Metro Bancorp, Inc.*	1,250	14,612
MetroCorp Bancshares, Inc.*	450	4,500
Middleburg Financial Corp.	400	6,284
NewBridge Bancorp*	800	3,832
Old Second Bancorp, Inc.*	5,800	10,556
PacWest Bancorp	2,400	58,320
Peapack Gladstone Financial Corp.	250	3,380
Peoples Bancorp, Inc.	4,850	85,069
Pinnacle Financial Partners, Inc.*	2,650	48,628
PrivateBancorp, Inc.	29,200	442,964
Renasant Corp.	1,700	27,676
Republic Bancorp, Inc., Class A	3,400	81,328
Savannah Bancorp, Inc. (The)*	200	1,034
SCBT Financial Corp.	1,300	42,523
Seacoast Banking Corp. of Florida*	4,300	7,568
Shore Bancshares, Inc.	50	354
Sierra Bancorp	450	4,423
Southwest Bancorp, Inc.*	1,200	11,064
StellarOne Corp.	2,000	23,740
Sun Bancorp, Inc.*	5,600	19,768
Susquehanna Bancshares, Inc.	57,100	564,148
Synovus Financial Corp.	347,700	712,785
Taylor Capital Group, Inc.*	11,087	159,098

www.bridgewayomni.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Trico Bancshares	1,200	$20,904
Union First Market Bankshares Corp.	3,200	44,800
United Community Banks, Inc.*	32,770	319,508
Valley National Bancorp	550	7,122
Virginia Commerce Bancorp, Inc.*	4,000	35,120
VIST Financial Corp.	3,200	38,112
Webster Financial Corp.	6,500	147,355
WesBanco, Inc.	1,800	36,252
West Bancorporation, Inc.	1,100	10,989
Western Alliance Bancorp*	7,300	61,831
Wintrust Financial Corp.	17,000	608,430

		6,244,300

Commercial Services & Supplies - 6.52%
A.T. Cross Co., Class A*	550	6,622
ABM Industries, Inc.	32,300	784,890
American Reprographics Co.*	47,500	256,025
AMREP Corp.*	10,300	90,022
Asset Acceptance Capital Corp.*	29,500	139,830
Asta Funding, Inc.	350	2,860
Brink’s Co. (The)	40,900	976,283
Casella Waste Systems, Inc., Class A*	21,350	133,010
Consolidated Graphics, Inc.*	7,950	359,738
Corrections Corp. of America*	2,300	62,813
Courier Corp.	9,350	108,460
Covanta Holding Corp.	11,900	193,137
Deluxe Corp.	33,000	772,860
EnergySolutions, Inc.*	75,400	369,460
Ennis, Inc.	1,600	25,312
G&K Services, Inc., Class A	1,350	46,170
Geo Group, Inc. (The)*	35,400	672,954
HNI Corp.	17,900	496,725
Intersections, Inc.	1,450	18,531
KAR Auction Services, Inc.*	10,950	177,500
Kimball International, Inc., Class B	33,100	228,721
Metalico, Inc.*	32,600	139,202
Multi-Color Corp.	550	12,380
Perma-Fix Environmental Services*	71,300	113,367
Schawk, Inc.	1,500	18,765
Standard Parking Corp.*	2,250	46,125
Standard Register Co. (The)	19,200	24,000

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Sykes Enterprises, Inc.*	17,850	$282,030
Team, Inc.*	1,250	38,688
TRC Cos., Inc.*	9,950	60,794
UniFirst Corp.	1,550	95,402
United Stationers, Inc.	23,500	729,205
Viad Corp.	2,200	42,746

		7,524,627

Communications Equipment - 0.58%
Arris Group, Inc.*	500	5,650
Bel Fuse, Inc., Class B	1,300	22,971
Black Box Corp.	8,200	209,182
Brocade Communications Systems, Inc.*	1,850	10,638
Comtech Telecommunications Corp.	9,300	302,994
Network Engines, Inc.*	200	286
Technical Communications Corp.	200	2,354
Tessco Technologies, Inc.	3,300	84,051
Tii Network Technologies, Inc.*	15,600	22,620
ZST Digital Networks, Inc.*Δ	10,650	13,206

		673,952

Computers & Peripherals - 0.45%
Concurrent Computer Corp.*	300	1,095
Cray, Inc.*	10,300	75,396
Datalink Corp.*	350	3,332
Dot Hill Systems Corp.*	36,900	55,719
Imation Corp.*	13,800	85,422
Xyratex, Ltd.	18,900	300,699

		521,663

Construction & Engineering - 1.05%
Argan, Inc.	150	2,406
Dycom Industries, Inc.*	6,850	160,016
EMCOR Group, Inc.	6,500	180,180
Great Lakes Dredge & Dock Corp.	11,800	85,196
Layne Christensen Co.*	7,800	173,550
MasTec, Inc.*	5,500	99,495
Michael Baker Corp.*	350	8,348
MYR Group, Inc.*	1,300	23,218
Orion Marine Group, Inc.*	300	2,169
Pike Electric Corp.*	6,551	53,915
Primoris Services Corp.	21,300	342,078
Sterling Construction Co., Inc.*	5,050	49,237

12	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Tutor Perini Corp.*	1,900	$29,602

		1,209,410

Construction Materials - 0.02%
Headwaters, Inc.*	4,700	19,646

Consumer Finance - 1.05%
Advance America Cash Advance Centers, Inc.	23,900	250,711
Cash America International, Inc.	1,900	91,067
CompuCredit Holdings Corp.*	1,650	9,570
First Marblehead Corp. (The)*	4,650	5,673
Nelnet, Inc., Class A	25,900	671,069
QC Holdings, Inc.	29,300	120,130
White River Capital, Inc.	100	2,225
World Acceptance Corp.*	1,050	64,313

		1,214,758

Containers & Packaging - 1.11%
AEP Industries, Inc.*	6,100	212,341
Boise, Inc.	90,825	745,673
Graphic Packaging Holding Co.*	800	4,416
Mod-Pac Corp.*	598	4,186
Myers Industries, Inc.	14,750	217,563
Silgan Holdings, Inc.	2,000	88,400
UFP Technologies, Inc.*	200	3,890

		1,276,469

Distributors - 0.42%
Amcon Distributing Co.	400	24,800
Core-Mark Holding Co., Inc.	8,150	333,661
Pool Corp.	2,300	86,066
VOXX International Corp.*	3,014	40,870

		485,397

Diversified Consumer Services - 2.15%
Bridgepoint Education, Inc.*	3,400	84,150
Cambium Learning Group, Inc.*	10,400	27,560
Career Education Corp.*	59,850	482,391
Carriage Services, Inc.	6,550	49,452
Coinstar, Inc.*+	4,900	311,395
Corinthian Colleges, Inc.*	59,850	247,779
Education Management Corp.*+	8,550	117,050
ITT Educational Services, Inc.*+	2,250	148,815

Industry Company	Shares	Value

Diversified Consumer Services (continued)
Learning Tree International, Inc.*	12,200	$72,956
Lincoln Educational Services Corp.	18,625	147,324
Mac-Gray Corp.	5,950	90,024
Regis Corp.	34,050	627,541
School Specialty, Inc.*	1,150	4,071
Universal Technical Institute, Inc.	5,200	68,588

		2,479,096

Diversified Financial Services - 1.16%
Gain Capital Holdings, Inc.	41,900	210,338
Interactive Brokers Group, Inc., Class A	31,050	527,850
PHH Corp.*	31,000	479,570
Primus Guaranty, Ltd.*	18,400	111,320
Resource America, Inc., Class A	700	4,417

		1,333,495

Diversified Telecommunication Services - 1.53%
Atlantic Tele-Network, Inc.	9,150	332,694
Cbeyond, Inc.*	25,450	203,600
Consolidated Communications Holdings, Inc.	2,300	45,149
General Communication, Inc., Class A*	21,400	186,608
HickoryTech Corp.	2,650	27,401
IDT Corp., Class B	9,100	84,994
Iridium Communications, Inc.*	5,200	45,552
Lumos Networks Corp.	1,325	14,257
Multiband Corp.*	1,200	3,612
Premiere Global Services, Inc.*	6,000	54,240
Primus Telecommunications Group, Inc.*	4,900	78,792
SureWest Communications	3,630	81,856
Vonage Holdings Corp.*	125,100	276,471
Windstream Corp.+	27,807	325,620

		1,760,846

Electrical Equipment - 0.27%
Allied Motion Technologies, Inc.	250	1,812
China BAK Battery, Inc.*	750	772
Coleman Cable, Inc.*	17,600	171,072
General Cable Corp.*	2,000	58,160
Lihua International, Inc.+	4,300	24,725

www.bridgewayomni.com	13

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
New Energy Systems Group*	350	$ 202
Powell Industries, Inc.*	350	11,988
SL Industries, Inc.*	400	7,828
Ultralife Corp.*	7,150	37,037

		313,596

Electronic Equipment, Instruments & Components - 4.12%
Agilysys, Inc.*	13,800	124,062
Anixter International, Inc.*	50	3,626
Brightpoint, Inc.*	30,750	247,538
DDi Corp.	4,200	51,240
GTSI Corp.*	150	747
IEC Electronics Corp.*	8,150	44,418
Insight Enterprises, Inc.*	29,880	655,268
Iteris, Inc.*	1,600	2,384
Kemet Corp.*	20,900	195,624
LoJack Corp.*	3,650	14,491
Multi-Fineline Electronix, Inc.*	7,300	200,385
NAM TAI Electronics, Inc.	150	897
PAR Technology Corp.*	550	2,684
PC Connection, Inc.	7,000	57,540
PC Mall, Inc.*	6,450	38,764
Plexus Corp.*	21,800	762,782
Power-One, Inc.*	4,950	22,522
Pulse Electronics Corp.	8,300	20,833
RadiSys Corp.*	800	5,920
Richardson Electronics, Ltd.	650	7,787
Sanmina-SCI Corp.*	52,400	599,980
SMTC Corp.*	4,750	17,955
SYNNEX Corp.*	19,700	751,358
TTM Technologies, Inc.*	45,075	517,912
Viasystems Group, Inc.*	13,984	265,416
Vishay Intertechnology, Inc.*	11,450	139,232
Wayside Technology Group, Inc.	100	1,421

		4,752,786

Energy Equipment & Services - 1.69%
Basic Energy Services, Inc.*	13,700	237,695
Cal Dive International, Inc.*	1,450	4,785
ENGlobal Corp.*	500	1,200
Exterran Holdings, Inc.*	25,500	336,345
Geokinetics, Inc.*	350	616
Global Geophysical Services, Inc.*	17,900	189,919
Helix Energy Solutions Group, Inc.*	7,000	124,600
Hercules Offshore, Inc.*	32,950	155,854
Hornbeck Offshore Services, Inc.*	900	37,827

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Matrix Service Co.*	13,300	$ 186,333
Mitcham Industries, Inc.*	350	7,861
Parker Drilling Co.*	23,300	139,101
PHI, Inc.*	3,750	86,812
Pioneer Drilling Co.*	16,100	141,680
T.G.C. Industries, Inc.*	450	4,464
TETRA Technologies, Inc.*	22,100	208,182
Union Drilling, Inc.*	14,000	77,840
Willbros Group, Inc.*	3,300	10,692

		1,951,806

Food & Staples Retailing - 4.29%
Andersons, Inc. (The)	15,600	759,564
Arden Group, Inc., Class A	956	86,891
Casey’s General Stores, Inc.	2,450	135,877
Ingles Markets, Inc., Class A	20,200	356,328
Nash Finch Co.	11,550	328,251
Pantry, Inc. (The)*	24,900	323,949
Pricesmart, Inc.	2,200	160,182
Ruddick Corp.	3,700	148,370
Spartan Stores, Inc.	20,300	367,836
SUPERVALU, Inc.+	147,550	842,510
Susser Holdings Corp.*	16,850	432,539
Village Super Market, Inc., Class A	6,850	216,392
Weis Markets, Inc.	18,200	793,520

		4,952,209

Food Products - 2.19%
B&G Foods, Inc.	2,400	54,024
Cal-Maine Foods, Inc.	1,400	53,564
Chiquita Brands International, Inc.*	9,800	86,142
Diamond Foods, Inc.+	8,900	203,098
Dole Food Co., Inc.*	41,550	414,669
Farmer Bros. Co.*	18,700	203,643
Feihe International, Inc.*+	300	948
Fresh Del Monte Produce, Inc.	16,450	375,718
Imperial Sugar Co.	2,200	10,318
Inventure Foods, Inc.*	650	3,224
John B. Sanfilippo & Son, Inc.*	8,750	109,113
Omega Protein Corp.*	24,850	189,108
Overhill Farms, Inc.*	5,650	25,425
Sanderson Farms, Inc.	7,100	376,513
Seneca Foods Corp., Class A*	1,350	35,559
Westway Group, Inc.*+	3,841	22,239

14	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products (continued)
Zhongpin, Inc.*	32,100	$ 361,125

		2,524,430

Health Care Equipment & Supplies - 0.54%
Angeion Corp.*	100	574
CryoLife, Inc.*	300	1,581
Greatbatch, Inc.*	1,400	34,328
Invacare Corp.	25,550	423,364
Medical Action Industries, Inc.*	10,350	59,202
RTI Biologics, Inc.*	10,000	37,000
Theragenics Corp.*	18,250	33,580
Wright Medical Group, Inc.*	1,800	34,776

		624,405

Health Care Providers & Services - 4.43%
Addus HomeCare Corp.*	700	3,465
Advocat, Inc.	2,700	13,986
Alliance HealthCare Services, Inc.*	19,400	29,100
Almost Family, Inc.*	2,050	53,320
Amedisys, Inc.*	12,250	177,135
AMN Healthcare Services, Inc.*	32,800	198,768
Amsurg Corp.*	11,100	310,578
BioScrip, Inc.*	9,500	64,505
Capital Senior Living Corp.*	300	2,772
CardioNet, Inc.*	14,700	45,276
Centene Corp.*	3,800	186,086
Chindex International, Inc.*	8,000	76,000
Cross Country Healthcare, Inc.*	7,200	36,072
Emeritus Corp.*	16,600	293,156
Ensign Group, Inc. (The)	10,200	277,032
Five Star Quality Care, Inc.*	9,700	33,077
Gentiva Health Services, Inc.*	10,900	95,266
Hanger Orthopedic Group, Inc.*	250	5,465
Health Management Associates, Inc., Class A*	19,300	129,696
Healthways, Inc.*	29,321	215,803
Hooper Holmes, Inc.*	4,200	2,898
InfuSystems Holdings, Inc.*	700	1,358
Integramed America, Inc.*	350	4,237
Kindred Healthcare, Inc.*	21,750	187,920
LHC Group, Inc.*	9,250	171,402
Magellan Health Services, Inc.*	1,750	85,418
Medcath Corp.	700	5,502

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Metropolitan Health Networks, Inc.*	1,916	$17,953
Molina Healthcare, Inc.*	19,600	659,148
National Healthcare Corp.	850	38,726
PDI, Inc.*	5,200	34,684
PharMerica Corp.*	5,300	65,879
Providence Service Corp. (The)*	2,550	39,550
Select Medical Holdings Corp.*	68,250	524,842
Skilled Healthcare Group, Inc., Class A*	14,650	112,219
SRI/Surgical Express, Inc.*	50	188
Sunrise Senior Living, Inc.*+	34,900	220,568
Triple-S Management Corp., Class B*	9,500	219,450
U.S. Physical Therapy, Inc.	350	8,067
Universal American Corp.	22,525	242,820
WellCare Health Plans, Inc.*	3,100	222,828

		5,112,215

Hotels, Restaurants & Leisure - 7.24%
Ameristar Casinos, Inc.	11,500	214,245
Ark Restaurants Corp.	200	3,250
Benihana, Inc.	23,450	306,022
Biglari Holdings, Inc.*	399	160,737
Bluegreen Corp.*	10,500	45,255
Bob Evans Farms, Inc.	17,225	649,727
Boyd Gaming Corp.*	68,550	537,432
Caribou Coffee Co., Inc.*	11,300	210,632
Carrols Restaurant Group, Inc.*	7,825	119,331
CEC Entertainment, Inc.	8,500	322,235
Cracker Barrel Old Country Store, Inc.	15,200	848,160
DineEquity, Inc.*	12,475	618,760
Dover Downs Gaming & Entertainment, Inc.	14,000	35,280
Einstein Noah Restaurant Group, Inc.	6,050	90,266
Famous Dave’s of America, Inc.*	1,650	19,157
Frisch’s Restaurants, Inc.	2,400	64,680
Full House Resorts, Inc.*	1,550	4,402
Isle of Capri Casinos, Inc.*	32,150	226,979
Jack in the Box, Inc.*	24,550	588,464
Kona Grill, Inc.*	300	1,638
Lakes Entertainment, Inc.*	23,900	43,020
Luby’s, Inc.*	5,500	33,385
Marcus Corp.	8,800	110,440

www.bridgewayomni.com	15

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.*	500	$ 5,150
MTR Gaming Group, Inc.*	9,900	48,609
Multimedia Games Holding Co., Inc.*	6,575	72,062
Nevada Gold & Casinos, Inc.*	7,000	10,010
O’Charleys, Inc.*	2,600	25,584
Papa John’s International, Inc.*	1,600	60,256
PF Chang’s China Bistro, Inc.	13,800	545,376
Pinnacle Entertainment, Inc.*	46,100	530,611
Red Lion Hotels Corp.*	650	5,336
Red Robin Gourmet Burgers, Inc.*	5,250	195,248
Ruby Tuesday, Inc.*	46,500	424,545
Ruth’s Hospitality Group, Inc.*	29,250	222,008
Scientific Games Corp., Class A*	42,150	491,469
Sonic Corp.*	19,850	152,448
Speedway Motorsports, Inc.	1,950	36,426
Universal Travel Group*Δ+	700	931
Vail Resorts, Inc.	2,500	108,125
Wendy’s Co. (The)	32,250	161,572

		8,349,263

Household Durables - 0.76%
American Greetings Corp., Class A	12,950	198,653
Bassett Furniture Industries, Inc.	400	3,680
Beazer Homes USA, Inc.*	900	2,925
Blyth, Inc.	250	18,707
Brookfield Residential Properties, Inc.*	764	8,083
Comstock Homebuilding Cos., Inc., Class A*	700	1,267
CSS Industries, Inc.	1,950	37,947
Emerson Radio Corp.*	700	1,407
Ethan Allen Interiors, Inc.	5,800	146,856
Flexsteel Industries, Inc.	150	2,715
Furniture Brands International, Inc.*	600	1,008
Hooker Furniture Corp.	9,300	126,945
Kid Brands, Inc.*	300	810
La-Z-Boy, Inc.*	4,300	64,328
Libbey, Inc.*	8,305	107,467
Lifetime Brands, Inc.	10,199	114,637
Meritage Homes Corp.*	850	23,001

Industry Company	Shares	Value

Household Durables (continued)
Ryland Group, Inc. (The)	150	$ 2,892
Universal Electronics, Inc.*	600	11,988

		875,316

Household Products - 0.49%
Central Garden & Pet Co., Class A*	33,200	319,716
Harbinger Group, Inc.*	44,700	231,546
Oil-Dri Corp. of America	450	9,580
Orchids Paper Products Co.	50	900

		561,742

Independent Power Producers & Energy Traders - 0.08%
Genie Energy, Ltd., Class B	9,100	87,997

Insurance - 6.06%
American Equity Investment Life Holding Co.	24,850	317,334
American Safety Insurance Holdings, Ltd.*	2,050	38,642
Aspen Insurance Holdings, Ltd.	5,150	143,891
Baldwin & Lyons, Inc., Class B	850	19,023
Citizens, Inc.*	3,900	38,532
CNO Financial Group, Inc.*	17,600	136,928
Crawford & Co., Class B	2,350	11,515
Eastern Insurance Holdings, Inc.	7,800	113,880
EMC Insurance Group, Inc.	2,850	57,256
Endurance Specialty Holdings, Ltd.	5,800	235,828
FBL Financial Group, Inc., Class A	19,666	662,744
First American Financial Corp.	9,575	159,232
Flagstone Reinsurance Holdings SA	28,500	224,295
Hallmark Financial Services, Inc.*	4,000	31,560
Harleysville Group, Inc.	2,100	121,170
Homeowners Choice, Inc.	4,000	50,800
Horace Mann Educators Corp.	23,050	406,141
Independence Holding Co.	7,810	77,788
Infinity Property & Casualty Corp.	3,600	188,388
Maiden Holdings, Ltd.	37,550	337,950
Meadowbrook Insurance Group, Inc.	34,150	318,620
Montpelier Re Holdings, Ltd.	4,450	85,974

16	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
National Financial Partners Corp.*	28,110	$425,585
National Interstate Corp.	1,200	30,696
National Western Life Insurance Co., Class A	1,050	143,714
Navigators Group, Inc. (The)*	1,250	59,050
Protective Life Corp.	6,100	180,682
SeaBright Holdings, Inc.	5,200	47,268
Selective Insurance Group, Inc.	26,300	463,143
StanCorp Financial Group, Inc.	1,600	65,504
State Auto Financial Corp.	18,350	268,093
Stewart Information Services Corp.	1,450	20,604
Symetra Financial Corp.	69,750	804,218
Tower Group, Inc.	20,050	449,722
United Fire Group, Inc.	12,500	223,625
Universal Insurance Holdings, Inc.	8,350	32,482

		6,991,877

Internet & Catalog Retail - 0.27%
1-800-Flowers.com, Inc., Class A*	23,200	70,296
dELiA*s, Inc.*	14,700	20,580
Nutrisystem, Inc.	900	10,107
Orbitz Worldwide, Inc.*	38,450	117,273
Overstock.com, Inc.*+	18,100	94,844

		313,100

Internet Software & Services - 0.51%
Earthlink, Inc.	49,000	391,510
EasyLink Services International Corp., Class A*	1,000	5,085
InfoSpace, Inc.*	1,650	21,136
Local.com Corp.*	600	1,542
Looksmart, Ltd.*	600	666
United Online, Inc.	35,300	172,617

		592,556

IT Services - 2.78%
Acxiom Corp.*	31,800	466,824
Analysts International Corp.*	4,300	23,263
Broadridge Financial Solutions, Inc.	10,800	258,228
CACI International, Inc., Class A*	2,200	137,038
Cardtronics, Inc.*	1,100	28,875
CIBER, Inc.*	27,401	116,180

Industry Company	Shares	Value

IT Services (continued)
Convergys Corp.*	22,575	$301,376
CSG Systems International, Inc.*	1,600	24,224
DST Systems, Inc.	250	13,558
Dynamics Research Corp.*	2,050	19,762
Edgewater Technology, Inc.*	5,500	21,560
Euronet Worldwide, Inc.*	2,350	49,092
Global Cash Access Holdings, Inc.*	11,950	93,210
Hackett Group, Inc. (The)*	2,800	16,716
Heartland Payment Systems, Inc.	1,600	46,144
Information Services Group, Inc.*	350	458
Lender Processing Services, Inc.	18,700	486,200
Lionbridge Technologies, Inc.*	1,850	5,328
Mantech International Corp., Class A	20,100	692,646
ModusLink Global Solutions, Inc.*	150	810
NCI, Inc., Class A*	9,700	61,983
Official Payments Holdings, Inc.*	600	3,042
Online Resources Corp.*	9,074	25,861
Pfsweb, Inc.*	450	1,773
PRGX Global, Inc.*	800	5,032
StarTek, Inc.*	2,650	5,803
Stream Global Services, Inc.*	13,155	43,280
TeleTech Holdings, Inc.*	4,150	66,815
TNS, Inc.*	8,700	189,051

		3,204,132

Leisure Equipment & Products - 1.08%
Arctic Cat, Inc.*	450	19,273
Brunswick Corp.	38,400	988,800
Callaway Golf Co.	250	1,690
Jakks Pacific, Inc.	5,500	95,975
Johnson Outdoors, Inc., Class A*	3,950	75,445
Smith & Wesson Holding Corp.*	4,117	31,907
Steinway Musical Instruments, Inc.*	450	11,250
Sturm Ruger & Co., Inc.	450	22,095

		1,246,435

Life Sciences Tools & Services - 0.06%
Affymetrix, Inc.*	5,800	24,766
Bioanalytical Systems, Inc.*	100	131

www.bridgewayomni.com	17

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Cambrex Corp.*	5,800	$40,542
Harvard Bioscience, Inc.*	300	1,176

		66,615

Machinery - 1.13%
Alamo Group, Inc.	550	16,533
Albany International Corp., Class A	9,200	211,140
Ampco-Pittsburgh Corp.	3,700	74,481
Briggs & Stratton Corp.	21,450	384,598
China Valves Technology, Inc.*	32,600	74,002
Cleantech Solutions International, Inc.*	25	47
Federal Signal Corp.*	2,900	16,124
Hardinge, Inc.	400	3,784
Harsco Corp.	6,300	147,798
John Bean Technologies Corp.	1,820	29,484
Key Technology, Inc.*	300	3,966
L.S. Starrett Co., Class A (The)	2,650	34,318
LB Foster Co., Class A	1,750	49,892
Lydall, Inc.*	550	5,604
Miller Industries, Inc.	150	2,538
Mueller Water Products, Inc., Class A	7,200	23,976
NACCO Industries, Inc., Class A	1,350	157,100
NN, Inc.*	3,100	25,296
Trimas Corp.*	1,600	35,824
WSI Industries, Inc.	100	566
Xerium Technologies, Inc.*	150	968

		1,298,039

Marine - 0.05%
Eagle Bulk Shipping, Inc.*+	750	1,455
Excel Maritime Carriers, Ltd.*+	2,700	5,400
Genco Shipping & Trading, Ltd.*+	450	2,862
Global Ship Lease, Inc., Class A*	200	700
Horizon Lines, Inc., Class A*	248	1,433
International Shipholding Corp.	1,450	33,481
Ultrapetrol Bahamas, Ltd.*+	6,000	12,000

		57,331

Media - 3.07%
AH Belo Corp., Class A	700	3,423
Ballantyne Strong, Inc.*	14,300	76,076

Industry Company	Shares	Value

Media (continued)
Beasley Broadcasting Group, Inc., Class A*	8,129	$34,955
Belo Corp., Class A	4,750	34,058
Carmike Cinemas, Inc.*	450	6,278
Cinemark Holdings, Inc.	1,650	36,218
Dex One Corp.*+	49,800	70,716
E.W. Scripps Co., Class A (The)*	14,600	144,102
Entercom Communications Corp., Class A*	33,050	214,494
Entravision Communications Corp., Class A	36,350	62,158
Fisher Communications, Inc.*	50	1,536
Gray Television, Inc.*	19,450	36,760
Harte-Hanks, Inc.	18,550	167,877
Journal Communications, Inc., Class A*	47,450	267,143
Knology, Inc.*	9,400	171,080
Lee Enterprises, Inc.*	4,050	5,143
McClatchy Co., Class A (The)*	32,950	95,226
Media General, Inc., Class A*+	800	4,112
Meredith Corp.+	20,000	649,200
Navarre Corp.*	17,900	32,220
New York Times Co., Class A (The)*	60,550	411,134
Radio One, Inc., Class D*+	20,350	19,742
Reading International, Inc., Class A*	9,900	46,134
Saga Communications, Inc., Class A*	1,752	62,722
Scholastic Corp.	13,800	486,864
Valassis Communications, Inc.*	17,700	407,100

		3,546,471
Metals & Mining - 1.64%
A.M. Castle & Co.*	4,500	56,925
Friedman Industries, Inc.	3,500	38,150
Handy & Harman, Ltd.*	109	1,574
Horsehead Holding Corp.*	8,900	101,371
Materion Corp.*	9,900	284,427
Noranda Aluminum Holding Corp.	35,600	354,932
Schnitzer Steel Industries, Inc., Class A	12,400	494,698
Sutor Technology Group, Ltd.*	450	463
Worthington Industries, Inc.	29,100	558,138

		1,890,678

18	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multiline Retail - 0.46%
Bon-Ton Stores, Inc. (The)	9,050	$83,622
Duckwall-ALCO Stores, Inc.*	200	1,788
Fred’s, Inc., Class A	16,250	237,412
Saks, Inc.*+	7,450	86,495
Tuesday Morning Corp.*	32,950	126,528

		535,845

Oil, Gas & Consumable Fuels - 3.91%
Adams Resources & Energy, Inc.	400	22,872
Alon USA Energy, Inc.	23,000	208,150
Callon Petroleum Co.*	1,750	11,007
Cloud Peak Energy, Inc.*	29,700	473,121
Comstock Resources, Inc.*	21,000	332,430
Crimson Exploration, Inc.*	11,200	46,480
Crosstex Energy, Inc.	11,500	162,610
CVR Energy, Inc.*	2,950	78,912
Delek US Holdings, Inc.	22,900	355,179
Double Eagle Petroleum Co.*	250	1,500
Frontline, Ltd.+	4,500	34,605
GeoMet, Inc.*	1,850	1,240
GMX Resources, Inc.*+	15,700	19,939
Green Plains Renewable Energy, Inc.*	26,450	285,396
Halcon Resources Corp.*+	1,217	11,415
James River Coal Co.*+	20,900	107,008
L&L Energy, Inc.*	300	735
Longwei Petroleum Investment Holding, Ltd.*	73,100	122,808
Patriot Coal Corp.*+	38,300	238,992
PostRock Energy Corp.*	12,000	37,200
REX American Resources Corp.*	1,850	56,795
SemGroup Corp., Class A*	18,700	544,918
SMF Energy Corp.	300	351
Stone Energy Corp.*	16,000	457,440
USEC, Inc.*	450	477
W&T Offshore, Inc.	5,300	111,724
Western Refining, Inc.	41,500	781,030

		4,504,334

Paper & Forest Products - 1.59%
Buckeye Technologies, Inc.	1,800	61,146
Clearwater Paper Corp.*	9,500	315,495
KapStone Paper & Packaging Corp.*	20,575	405,328
Mercer International, Inc.*	46,850	374,331
Neenah Paper, Inc.	3,100	92,194
Orient Paper, Inc.*	6,150	22,940

Industry Company	Shares	Value

Paper & Forest Products (continued)
PH Glatfelter Co.	29,500	$465,510
Verso Paper Corp.*	1,750	3,290
Wausau Paper Corp.	9,850	92,393

		1,832,627

Personal Products - 0.34%
Elizabeth Arden, Inc.*	1,700	59,466
Inter Parfums, Inc.	1,400	21,966
Natural Alternatives International, Inc.*	50	312
Nutraceutical International Corp.*	8,950	130,312
Parlux Fragrances, Inc.*	700	3,962
Physicians Formula Holdings, Inc.*	350	1,040
USANA Health Sciences, Inc.*+	4,700	175,451

		392,509

Pharmaceuticals - 0.06%
Biostar Pharmaceuticals, Inc.*	300	189
Cornerstone Therapeutics, Inc.*	900	5,364
Par Pharmaceutical Cos., Inc.*	1,700	65,841
Tianyin Pharmaceutical Co., Inc.*	300	261

		71,655

Professional Services - 2.30%
Barrett Business Services, Inc.	10,800	214,164
CBIZ, Inc.*	5,275	33,338
CDI Corp.	13,500	242,055
Dolan Co. (The)*	3,000	27,330
FTI Consulting, Inc.*	3,400	127,568
GP Strategies Corp.*	650	11,375
Heidrick & Struggles International, Inc.	10,350	228,010
Hudson Highland Group, Inc.*	34,300	184,534
Huron Consulting Group, Inc.*	1,700	63,852
ICF International, Inc.*	10,400	263,848
Insperity, Inc.	17,300	530,072
Kelly Services, Inc., Class A	8,800	140,712
Kforce, Inc.*	8,200	122,180
Navigant Consulting, Inc.*	14,600	203,086
On Assignment, Inc.*	2,800	48,916
RCM Technologies, Inc.*	400	2,228

www.bridgewayomni.com	19

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
TrueBlue, Inc.*	3,400	$60,792
VSE Corp.	5,800	143,898

		2,647,958

Real Estate Management & Development - 0.00%
China Housing & Land Development, Inc.*	350	476
FirstService Corp.*	100	3,064

		3,540

Road & Rail - 2.25%
Amerco, Inc.	6,700	706,917
Arkansas Best Corp.	8,500	159,885
Avis Budget Group, Inc.*	49,700	703,255
Celadon Group, Inc.	4,400	68,420
Con-way, Inc.	7,100	231,531
Covenant Transportation Group, Inc., Class A*	2,550	8,160
Marten Transport, Ltd.	8,644	190,773
P.A.M. Transportation Services, Inc.	250	2,797
RailAmerica, Inc.*	4,600	98,716
Saia, Inc.*	3,150	53,581
Swift Transportation Co.*	24,000	276,960
Universal Truckload Services, Inc.	5,765	86,821
USA Truck, Inc.*	450	3,488

		2,591,304

Semiconductors & Semiconductor Equipment - 2.16%
Advanced Energy Industries, Inc.*	11,800	154,816
Amkor Technology, Inc.*+	86,600	532,157
Amtech Systems, Inc.*	500	4,165
DSP Group, Inc.*	5,200	34,632
GT Advanced Technologies, Inc.*	50,800	420,116
inTEST Corp.*	1,950	6,922
Kulicke & Soffa Industries, Inc.*	41,600	517,088
LTX-Credence Corp.*	3,400	24,446
MEMC Electronic Materials, Inc.*	3,500	12,635
Mindspeed Technologies, Inc.*	350	2,230
Omnivision Technologies, Inc.*	25,600	512,000
Photronics, Inc.*	37,500	249,375
Ramtron International Corp.*	900	1,791
Sigma Designs, Inc.*	2,700	13,986
SunPower Corp.*+	408	2,603

		2,488,962

Industry Company	Shares	Value

Software - 0.29%
Bsquare Corp.*	4,700	$15,745
Cinedigm Digital Cinema Corp., Class A*	2,200	3,718
Net 1 UEPS Technologies, Inc.*	15,700	141,928
QAD, Inc., Class B*	150	1,967
TeleCommunication Systems, Inc., Class A*	61,500	170,970

		334,328

Specialty Retail - 8.74%
Aeropostale, Inc.*	40,750	881,015
ANN, Inc.*	18,100	518,384
Appliance Recycling Centers of America, Inc.*	4,300	19,909
Asbury Automotive Group, Inc.*	16,075	434,025
Barnes & Noble, Inc.*+	43,800	580,350
Big 5 Sporting Goods Corp.	700	5,488
Books-A-Million, Inc.	350	1,120
Brown Shoe Co., Inc.	25,150	232,134
Build-A-Bear Workshop, Inc.*	3,800	19,950
Cabela’s, Inc.*	250	9,538
Casual Male Retail Group, Inc.*	31,500	105,840
Cato Corp., Class A (The)	1,000	27,640
Charming Shoppes, Inc.*	50,200	296,180
Childrens Place Retail Stores, Inc. (The)*	10,800	558,036
Citi Trends, Inc.*	50	573
Collective Brands, Inc.*	30,400	597,664
Conn’s, Inc.*	23,400	359,190
Cost Plus, Inc.*	4,225	75,627
Destination Maternity Corp.	2,028	37,660
Express, Inc.*	350	8,743
Finish Line, Inc., Class A (The)	2,450	51,989
Genesco, Inc.*	1,800	128,970
Group 1 Automotive, Inc.	15,100	848,167
Hastings Entertainment, Inc.*	150	417
Haverty Furniture Cos., Inc.	5,000	55,500
hhgregg, Inc.*+	26,250	298,725
Hot Topic, Inc.	28,050	284,708
Kirkland’s, Inc.*	3,900	63,102
MarineMax, Inc.*	800	6,584
Men’s Wearhouse, Inc. (The)	2,450	94,986
New York & Co., Inc.*	26,300	98,099
Office Depot, Inc.*	12,800	44,160
OfficeMax, Inc.*	1,450	8,294

20	Quarterly Report | March 31, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Pacific Sunwear of California, Inc.*	2,150	$3,784
Pep Boys-Manny, Moe & Jack (The)	12,250	182,770
Perfumania Holdings, Inc.*+	7,300	67,598
Pier 1 Imports, Inc.*	5,450	99,081
RadioShack Corp.+	61,150	380,353
rue21, inc.*	8,400	246,456
Select Comfort Corp.*	2,550	82,594
Shoe Carnival, Inc.*	10,350	333,477
Sonic Automotive, Inc., Class A	24,650	441,482
Stage Stores, Inc.	24,700	401,128
Stein Mart, Inc.*	32,400	213,840
Systemax, Inc.*	29,300	493,998
TravelCenters of America LLC*	650	4,121
West Marine, Inc.*	8,079	96,786
Wet Seal, Inc., Class A (The)*	79,350	273,758
Zale Corp.*	1,500	4,635

		10,078,628

Textiles, Apparel & Luxury Goods - 0.76%
Culp, Inc.*	5,650	62,037
Delta Apparel, Inc.*	250	4,108
Jones Group, Inc. (The)	36,400	457,184
Lacrosse Footwear, Inc.	50	646
Lakeland Industries, Inc.*	200	2,012
Liz Claiborne, Inc.*	2,450	32,732
Movado Group, Inc.	2,300	56,465
Oxford Industries, Inc.	550	27,951
Perry Ellis International, Inc.*	450	8,401
Quiksilver, Inc.*	43,100	174,124
R.G. Barry Corp.	400	4,880
Rocky Brands, Inc.*	3,150	42,872

		873,412

Thrifts & Mortgage Finance - 0.79%
Astoria Financial Corp.	49,600	489,056
Bank Mutual Corp.	32,000	129,280
BankAtlantic Bancorp, Inc., Class A*	590	2,419
Beacon Federal Bancorp, Inc.	200	2,820
Doral Financial Corp.*	56,100	86,394
First Defiance Financial Corp.	1,250	21,075

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
First Federal Bancshares of Arkansas, Inc.*+	1,200	$8,184
First Financial Holdings, Inc.	1,450	15,950
First Financial Northwest, Inc.*	200	1,544
First Pactrust Bancorp, Inc.	100	1,192
Flushing Financial Corp.	2,700	36,342
Meta Financial Group, Inc.	300	6,300
NASB Financial, Inc.*	500	7,725
Provident Financial Holdings, Inc.	5,400	59,022
Pulaski Financial Corp.+	800	6,296
Tree.com, Inc.*	4,900	37,240

		910,839

Trading Companies & Distributors - 2.06%
Aceto Corp.	13,900	131,911
Aircastle, Ltd.	32,700	400,248
Applied Industrial Technologies, Inc.	2,150	88,430
Beacon Roofing Supply, Inc.*	9,200	236,992
DXP Enterprises, Inc.*	450	19,570
GATX Corp.	3,000	120,900
Interline Brands, Inc.*	6,750	145,868
KSW, Inc.	2,800	10,892
Rush Enterprises, Inc., Class A*	10,700	227,054
United Rentals, Inc.*+	20,875	895,329
Willis Lease Finance Corp.*	8,050	104,730

		2,381,924

Wireless Telecommunication Services - 0.97%
Leap Wireless International, Inc.*	76,500	667,845
NTELOS Holdings Corp.	12,625	261,338
Shenandoah Telecommunications Co.	15,700	175,055
USA Mobility, Inc.	1,300	18,109

		1,122,347

TOTAL COMMON STOCKS - 99.81%		115,121,148

(Cost $103,764,377)

www.bridgewayomni.com	21

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of March 31, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 1.14%
BlackRock FedFund	0.01%	1,320,547	$1,320,547

TOTAL MONEY MARKET FUND - 1.14%			1,320,547

(Cost $1,320,547)

TOTAL INVESTMENTS - 100.95%			$116,441,695
(Cost $105,084,924)
Liabilities in Excess of Other Assets - (0.95%)			(1,096,241)

NET ASSETS - 100.00%			$115,345,454

*	Non-income producing security.
^	Rate disclosed as of March 31, 2012.
Δ	Security was fair valued under procedures adopted by the Board of
Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31,
2012. Total loaned securities had a value of $7,022,705 at March 31,
2012.
LLC	- Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level Significant Un- observable Inputs	Total
Common Stocks	$115,107,011	$—	$14,137	$115,121,148
Money Market Fund	—	1,320,547	—	1,320,547

TOTAL	$115,107,011	$1,320,547	$14,137	$116,441,695

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2011	$10,070	$10,070
Purchases	—	—
Sales	(2,970)	(2,970)
Realized gain/(loss)	(17,605)	(17,605)
Change in unrealized appreciation/ (depreciation)	999	999
Transfers in1,2	23,643	23,643
Transfers out	—	—

Balance as of 03/31/2012	$14,137	$14,137

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2012	$(18,154)	$(18,154)

1Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

2Transfer took place as a result of a trading halt.

The securities in the table above were considered Level 3 securities because they were fair valued under procedures adopted by the Board of Directors at March 31, 2012. Such valuations are based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

22	Quarterly Report | March 31, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 13 investment funds as of March 31, 2012 (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”), commenced operations on August 31, 2011 and December 31, 2010, respectively, and are presented in this report.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Tax-Managed Small-Cap Value, Omni Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2012 is included with each Fund’s Schedule of Investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 is intended to result in common fair value and measurement requirements in U.S. GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Level 3 securities are not significant to the Funds.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the

24	Quarterly Report | March 31, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

www.bridgewayomni.com	25

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

As of March 31, 2012, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Omni Small-Cap Value	$5,914,682	$6,122,205
Omni Tax-Managed Small-Cap Value	7,022,705	7,260,535

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2012, the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies and distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2012, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 20,316,197	$ 16,120,122
Gross depreciation (excess of tax cost over value)	(3,142,916)	(4,808,226)
Net unrealized depreciation	$ 17,173,281	$ 11,311,896
Cost of investments for income tax purposes	$110,143,684	$105,129,799

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

26	Quarterly Report | March 31, 2012 (Unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 16, 2012

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 16, 2012

*	Print the name and title of each signing officer under his or her signature.